UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01597
Steward Funds, Inc.
(Exact name of registrant as specified in charter)

15375 Memorial Drive
Suite 200
Houston, Texas 77079
(Address of principal executive offices)(Zip code)
John Marten
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 260-9000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1):
(b) Not applicable.

Steward Covered Call Income Fund
Class A/SCJAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class A/SCJAX)	$68	1.25%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Covered Call Income Fund
Class C/SCJCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class C/SCJCX)	$108	2.00%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds
Steward Covered Call Income Fund
Class R6/SCJKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”)  for the period of August 28, 2025 (commencement of operations for Class R6) to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class R6/SCJKX)	$18(1)	1.00%(2)
(1)
Class R6 shares of the Fund commenced operations on August 28, 2025. Had Class R6 shares of the Fund been in operation for a full six-month period, the cost of a $10,000 investment would have been higher.

(2)	Annualized.
Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Covered Call Income Fund
Institutional Class/SCJIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$54	1.00%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$106,226,969
Total number of portfolio holdings	181
Portfolio turnover rate as of the end of the reporting period	46%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Equity Market Neutral Fund
Class A/SMNAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$127(1)	2.57%(1),(2)
(1)	Includes dividend expense and brokerage expense on securities sold short, as applicable.
(2)	Annualized.
Key Fund Statistics
Fund net assets	$102,770,390
Total number of portfolio holdings	223
Portfolio turnover rate as of the end of the reporting period	97%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Equity Market Neutral Fund
Institutional Class/SMNIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$117(1)	2.36%(1),(2)
(1)	Includes dividend expense and brokerage expense on securities sold short, as applicable.
(2)	Annualized.
Key Fund Statistics
Fund net assets	$102,770,390
Total number of portfolio holdings	223
Portfolio turnover rate as of the end of the reporting period	97%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Class A/SGIDX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$67	1.22%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Class C/SGIFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$108	1.99%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Class R6/SGIGX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$48	0.88%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Global Equity Income Fund
Institutional Class/SGISX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$54	0.98%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$448,682,660
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	15%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Broadcom, Inc.	3.6%
Signet Jewelers Ltd.	2.7%
International Business Machines Corp.	2.5%
McDonald's Corp.	2.2%
Gap, Inc. (The)	2.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2.1%
Lloyds Banking Group PLC, ADR	2.1%
TE Connectivity PLC	2.0%
Logitech International SA	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Core Fund
Class A/SJCAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class A/SJCAX)	$55	1.00%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$186,119,958
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	56%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Core Fund
Class R6/SJCRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class R6/SJCRX)	$41	0.75%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$186,119,958
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	56%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Core Fund
Institutional Class/SJCIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$41	0.75%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$186,119,958
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	56%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	6.5%
Microsoft Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc., Class A	3.8%
Amazon.com, Inc.	2.6%
Visa, Inc., Class A	2.0%
Broadcom, Inc.	1.8%
Mastercard, Inc., Class A	1.8%
Cisco Systems, Inc.	1.4%
Meta Platforms, Inc., Class A	1.4%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Growth Fund
Class A/SJGAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Class A/SJGAX)	$56	1.00%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$215,563,331
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	55%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	12.8%
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Tesla, Inc.	3.0%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Growth Fund
Institutional Class/SJGIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$42	0.75%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$215,563,331
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	55%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	12.8%
Apple, Inc.	6.4%
Microsoft Corp.	5.5%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Tesla, Inc.	3.0%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Value Fund
Class A/SJVAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Class A/SJVAX)	$54	1.00%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$107,926,639
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	50%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Goldman Sachs Group, Inc. (The)	1.7%
Verizon Communications, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Large Cap Value Fund
Institutional Class/SJVIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$40	0.75%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$107,926,639
Total number of portfolio holdings	94
Portfolio turnover rate as of the end of the reporting period	50%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.7%
Alphabet, Inc., Class A	2.6%
Bank of America Corp.	2.1%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
Wells Fargo & Co.	1.9%
Goldman Sachs Group, Inc. (The)	1.7%
Verizon Communications, Inc.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Select Bond Fund
Class A/SEAKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$50	0.97%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$200,548,573
Total number of portfolio holdings	143
Portfolio turnover rate as of the end of the reporting period	8%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
QUALCOMM, Inc.	2.0%
U.S. Treasury Notes, 3.50%, 02/15/33	2.0%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.5%
U.S. Treasury Notes, 4.00%, 06/30/32	1.5%
PayPal Holdings, Inc.	1.5%
Valero Energy Corp.	1.5%
Walt Disney Co. (The)	1.5%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Select Bond Fund
Institutional Class/SEACX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$36	0.71%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$200,548,573
Total number of portfolio holdings	143
Portfolio turnover rate as of the end of the reporting period	8%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
QUALCOMM, Inc.	2.0%
U.S. Treasury Notes, 3.50%, 02/15/33	2.0%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.9%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.38%, 05/15/34	1.6%
U.S. Treasury Notes, 4.00%, 07/31/30	1.5%
U.S. Treasury Notes, 4.00%, 06/30/32	1.5%
PayPal Holdings, Inc.	1.5%
Valero Energy Corp.	1.5%
Walt Disney Co. (The)	1.5%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced International Fund
Class A/SNTKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Class A/SNTKX)	$53	0.97%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$270,721,938
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	24%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced International Fund
Class R6/SNTFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Class R6/SNTFX)	$34	0.62%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$270,721,938
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	24%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced International Fund
Institutional Class/SNTCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced International Fund (“Fund”) (formerly, Steward International Enhanced Index Fund) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced International Fund (Institutional Class/SNTCX)	$39	0.71%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$270,721,938
Total number of portfolio holdings	100
Portfolio turnover rate as of the end of the reporting period	24%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding N.V., Sponsored NYS	6.7%
SAP SE, Sponsored ADR	5.3%
Unilever PLC, Sponsored ADR	4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.3%
Shell PLC, ADR	3.8%
Alibaba Group Holding Ltd., Sponsored ADR	3.8%
HSBC Holdings PLC, Sponsored ADR	3.5%
Takeda Pharmaceutical Co. Ltd., ADR	3.2%
Sony Group Corp., Sponsored ADR	2.9%
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Large Cap Fund
Class A/SEEKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$46	0.81%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$310,586,072
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	12%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Large Cap Fund
Class R6/SEEHX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$26	0.47%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$310,586,072
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	12%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Large Cap Fund
Institutional Class/SEECX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$32	0.57%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$310,586,072
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	12%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	8.6%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.4%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Small-Mid Cap Fund
Class A/TRDFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$46	0.84%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$170,467,320
Total number of portfolio holdings	867
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Small-Mid Cap Fund
Class R6/SSMOX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$29	0.53%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$170,467,320
Total number of portfolio holdings	867
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Steward Values Enhanced Small-Mid Cap Fund
Institutional Class/SCECX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2025
This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$35	0.65%(1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$170,467,320
Total number of portfolio holdings	867
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Comfort Systems USA, Inc.	0.8%
Pure Storage, Inc., Class A	0.7%
US Foods Holding Corp.	0.6%
Ciena Corp.	0.6%
Sandisk Corp.	0.6%
AECOM	0.5%
nVent Electric PLC	0.5%
RB Global, Inc.	0.5%
Dynatrace, Inc.	0.5%
Coherent Corp.	0.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at crossmarkglobal.com/stewardfunds/. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at crossmarkglobal.com/stewardfunds/.
Steward Funds

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b)  The Financial Statements and Financial Highlights are included herewith.

CROSSMARKGLOBAL.COM
October 31, 2025

STEWARD FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS* - 104.3%

AEROSPACE & DEFENSE - 3.4%
Boeing Co. (The)(a)	2,600	$522,652
General Dynamics Corp.	1,600	551,840
General Electric Co.	3,600	1,112,220
Lockheed Martin Corp.	1,200	590,256
RTX Corp.†	4,900	874,650
		3,651,618
AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	2,400	609,168
United Parcel Service, Inc., Class B	5,000	482,100
		1,091,268
AUTOMOBILES - 2.9%
General Motors Co.	4,500	310,905
Tesla, Inc.(a)	6,000	2,739,360
		3,050,265
BANKS - 5.0%
Bank of America Corp.	20,100	1,074,345
Citigroup, Inc.	6,500	657,995
JPMorgan Chase & Co.	7,100	2,208,952
U.S. Bancorp	10,100	471,468
Wells Fargo & Co.	9,800	852,306
		5,265,066
BEVERAGES - 2.1%
Coca-Cola Co. (The)	19,800	1,364,220
PepsiCo, Inc.	6,200	905,758
		2,269,978
BIOTECHNOLOGY - 2.4%
AbbVie, Inc.	4,000	872,160
Amgen, Inc.	2,900	865,447
Gilead Sciences, Inc.	6,400	766,656
		2,504,263
BROADLINE RETAIL - 4.8%
Amazon.com, Inc.(a)	21,100	5,153,042

CAPITAL MARKETS - 4.2%
Bank of New York Mellon Corp. (The)	5,900	636,787
Blackrock, Inc.	800	866,248
Charles Schwab Corp. (The)	6,700	633,284
Goldman Sachs Group, Inc. (The)	1,700	1,341,929
Morgan Stanley	5,700	934,800
		4,413,048
CHEMICALS - 1.2%
Linde PLC	3,000	1,254,900
Solstice Advanced Materials, Inc.†(a)	925	41,690
		1,296,590
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc.	18,600	$1,359,846

CONSUMER FINANCE - 2.0%
American Express Co.	3,600	1,298,628
Capital One Financial Corp.	4,000	879,960
		2,178,588
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Costco Wholesale Corp.	1,500	1,367,175
Target Corp.	3,200	296,704
Walmart, Inc.	14,300	1,446,874
		3,110,753
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.†	15,400	381,150
Verizon Communications, Inc.	8,800	349,712
		730,862
ELECTRIC UTILITIES - 2.6%
Duke Energy Corp.	7,400	919,820
NextEra Energy, Inc.	8,500	691,900
Southern Co. (The)	12,100	1,137,884
		2,749,604
ELECTRICAL EQUIPMENT - 0.8%
Emerson Electric Co.	6,200	865,334

ENTERTAINMENT - 1.7%
Netflix, Inc.(a)	1,100	1,230,746
Walt Disney Co. (The)	5,400	608,148
		1,838,894
FINANCIAL SERVICES - 5.4%
Berkshire Hathaway, Inc., Class B†(a)	4,500	2,148,930
Mastercard, Inc., Class A	2,600	1,435,174
PayPal Holdings, Inc.(a)	4,900	339,423
Visa, Inc., Class A	5,200	1,771,848
		5,695,375
FOOD PRODUCTS - 0.5%
Mondelez International, Inc., Class A	10,000	574,600

GROUND TRANSPORTATION - 1.4%
Uber Technologies, Inc.(a)	7,000	675,500
Union Pacific Corp.	3,600	793,332
		1,468,832
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
Abbott Laboratories	6,800	840,616

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
Intuitive Surgical, Inc.(a)	2,100	$1,121,988
Medtronic PLC	4,800	435,360
		2,397,964
HEALTH CARE PROVIDERS & SERVICES - 0.2%
CVS Health Corp.	2,300	179,745

HOTELS, RESTAURANTS & LEISURE - 2.2%
Booking Holdings, Inc.	200	1,015,548
McDonald's Corp.	3,000	895,290
Starbucks Corp.	5,900	477,133
		2,387,971
HOUSEHOLD PRODUCTS - 1.6%
Colgate-Palmolive Co.	6,600	508,530
Procter & Gamble Co. (The)	8,000	1,202,960
		1,711,490
INDUSTRIAL CONGLOMERATES - 1.4%
3M Co.	4,400	732,600
Honeywell International, Inc.	3,700	744,921
		1,477,521
INSURANCE - 1.4%
American International Group, Inc.	8,300	655,368
MetLife, Inc.	10,400	830,128
		1,485,496
INTERACTIVE MEDIA & SERVICES - 8.5%
Alphabet, Inc., Class A†	12,400	3,486,756
Alphabet, Inc., Class C†	8,800	2,480,016
Meta Platforms, Inc., Class A	4,700	3,047,245
		9,014,017
IT SERVICES - 1.5%
Accenture PLC, Class A	2,900	725,290
International Business Machines Corp.	3,000	922,230
		1,647,520
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Danaher Corp.	4,300	926,134

MACHINERY - 1.8%
Caterpillar, Inc.	2,300	1,327,698
Deere & Co.	1,300	600,119
		1,927,817
MEDIA - 0.4%
Comcast Corp., Class A	13,500	375,772
	Shares	Value

OIL, GAS & CONSUMABLE FUELS - 3.0%
Chevron Corp.	6,200	$977,864
ConocoPhillips	8,400	746,424
Exxon Mobil Corp.	12,600	1,440,936
		3,165,224
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.6%
Simon Property Group, Inc.	3,700	650,312

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.6%
Advanced Micro Devices, Inc.(a)	4,700	1,203,764
Broadcom, Inc.	10,500	3,881,115
Intel Corp.(a)	14,200	567,858
NVIDIA Corp.	27,700	5,608,973
QUALCOMM, Inc.	6,700	1,212,030
Texas Instruments, Inc.	5,800	936,468
		13,410,208
SOFTWARE - 10.8%
Adobe, Inc.(a)	2,000	680,620
Intuit, Inc.	1,300	867,815
Microsoft Corp.	9,700	5,022,757
Oracle Corp.	4,600	1,208,006
Palantir Technologies, Inc., Class A(a)	5,900	1,182,773
Salesforce, Inc.	4,600	1,197,886
ServiceNow, Inc.(a)	1,400	1,286,992
		11,446,849
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Tower Corp.†	2,100	375,858

SPECIALTY RETAIL - 2.0%
Home Depot, Inc. (The)	3,800	1,442,442
Lowe’s Cos., Inc.	3,000	714,390
		2,156,832
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.1%
Apple, Inc.	20,000	5,407,400

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
NIKE, Inc., Class B	6,700	432,753

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
T-Mobile U.S., Inc.	4,400	$924,220

TOTAL COMMON STOCKS (COST $101,430,601)		110,768,929
MONEY MARKET FUND - 1.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(b)	1,222,530	1,222,530
TOTAL MONEY MARKET FUND (COST $1,222,530)		1,222,530

TOTAL INVESTMENTS (COST $102,653,131) - 105.4%		111,991,459

Value
WRITTEN CALL OPTIONS - (5.6)% (PREMIUMS RECEIVED ($3,705,678))	$(5,902,787)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	138,297
NET ASSETS - 100.0%	$106,226,969

*	Securities in this Fund are pledged as collateral for call options written. The total market value of securities pledged at October 31, 2025 is $102,202,409.
†	Security is not pledged as collateral for call options written.
(a)	Non-income producing security.
(b)	7-day current yield as of October 31, 2025.

PLC — Public Limited Company

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of October 31, 2025 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	40	$(640,000)	$160.00	11/21/25	$(34,240)
Abbott Laboratories	Call	65	(877,500)	135.00	1/16/26	(7,085)
AbbVie, Inc.	Call	35	(840,000)	240.00	1/16/26	(9,135)
Accenture PLC, Class A	Call	25	(662,500)	265.00	11/21/25	(6,550)
Adobe, Inc.	Call	15	(600,000)	400.00	12/19/25	(9,300)
Advanced Micro Devices, Inc.	Call	45	(832,500)	185.00	12/19/25	(336,712)
Amazon.com, Inc.	Call	190	(4,370,000)	230.00	11/21/25	(330,980)
American Express Co.	Call	30	(1,020,000)	340.00	12/19/25	(86,325)
American International Group, Inc.	Call	75	(618,750)	82.50	1/16/26	(12,375)
Amgen, Inc.	Call	25	(750,000)	300.00	12/19/25	(25,750)
Apple, Inc.	Call	194	(4,268,000)	220.00	11/21/25	(994,250)
Bank of America Corp.	Call	175	(875,000)	50.00	11/21/25	(70,000)
Bank of New York Mellon Corp. (The)	Call	55	(632,500)	115.00	12/19/25	(7,095)
BlackRock, Inc.	Call	5	(560,000)	1,120.00	11/21/25	(5,700)
Boeing Co. (The)	Call	20	(450,000)	225.00	1/16/26	(8,600)
Booking Holdings, Inc.	Call	1	(550,000)	5,500.00	1/16/26	(11,065)
Broadcom, Inc.	Call	95	(3,325,000)	350.00	11/21/25	(278,920)
Capital One Financial Corp.	Call	35	(770,000)	220.00	11/21/25	(23,975)
Caterpillar, Inc.	Call	20	(900,000)	450.00	11/21/25	(257,850)
Charles Schwab Corp. (The)	Call	60	(600,000)	100.00	12/19/25	(9,000)
Chevron Corp.	Call	55	(880,000)	160.00	11/21/25	(11,330)
Cisco Systems, Inc.	Call	170	(1,190,000)	70.00	11/21/25	(74,800)
Citigroup, Inc.	Call	60	(630,000)	105.00	12/19/25	(16,980)
Coca-Cola Co. (The)	Call	190	(1,330,000)	70.00	12/19/25	(21,850)
Colgate-Palmolive Co.	Call	60	(495,000)	82.50	1/16/26	(7,500)
Comcast Corp., Class A	Call	125	(406,250)	32.50	1/16/26	(5,125)
ConocoPhillips	Call	80	(780,000)	97.50	1/16/26	(15,120)
Costco Wholesale Corp.	Call	14	(1,351,000)	965.00	12/19/25	(21,434)
CVS Health Corp.	Call	20	(175,000)	87.50	1/16/26	(2,790)
Danaher Corp.	Call	35	(735,000)	210.00	11/21/25	(31,500)
Deere & Co.	Call	10	(480,000)	480.00	12/19/25	(14,580)
Duke Energy Corp.	Call	67	(837,500)	125.00	12/19/25	(19,899)
Emerson Electric Co.	Call	55	(797,500)	145.00	12/19/25	(22,220)
Exxon Mobil Corp.	Call	110	(1,265,000)	115.00	11/21/25	(22,440)
FedEx Corp.	Call	20	(500,000)	250.00	11/21/25	(18,780)
General Dynamics Corp.	Call	15	(510,000)	340.00	11/21/25	(14,775)
General Electric Co.	Call	30	(870,000)	290.00	11/21/25	(65,550)
General Motors Co.	Call	35	(210,000)	60.00	1/16/26	(35,980)
Gilead Sciences, Inc.	Call	60	(660,000)	110.00	11/21/25	(60,000)
Goldman Sachs Group, Inc. (The)	Call	15	(1,230,000)	820.00	11/21/25	(15,375)
Home Depot, Inc. (The)	Call	35	(1,400,000)	400.00	11/21/25	(12,740)
Honeywell International, Inc.	Call	35	(770,000)	220.00	12/19/25	(17,850)
Intel Corp.	Call	140	(336,000)	24.00	11/21/25	(224,140)
International Business Machines Corp.	Call	25	(662,500)	265.00	12/19/25	(108,875)
Intuit, Inc.	Call	9	(639,000)	710.00	12/19/25	(16,785)

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Intuitive Surgical, Inc.	Call	15	$(750,000)	$500.00	12/19/25	$(69,075)
JPMorgan Chase & Co.	Call	65	(1,950,000)	300.00	12/19/25	(122,720)
Linde PLC	Call	25	(1,150,000)	460.00	1/16/26	(10,000)
Lockheed Martin Corp.	Call	10	(475,000)	475.00	12/19/25	(26,600)
Lowe’s Cos., Inc.	Call	25	(625,000)	250.00	11/21/25	(8,125)
Mastercard, Inc., Class A	Call	20	(1,200,000)	600.00	12/19/25	(8,420)
McDonald's Corp.	Call	30	(975,000)	325.00	12/19/25	(4,635)
Medtronic PLC	Call	40	(400,000)	100.00	12/19/25	(1,720)
Meta Platforms, Inc., Class A	Call	40	(3,000,000)	750.00	12/19/25	(34,120)
MetLife, Inc.	Call	95	(783,750)	82.50	1/16/26	(22,325)
Microsoft Corp.	Call	90	(4,860,000)	540.00	12/19/25	(88,830)
Mondelez International, Inc., Class A	Call	95	(593,750)	62.50	1/16/26	(7,410)
Morgan Stanley	Call	50	(850,000)	170.00	1/16/26	(31,375)
Netflix, Inc.	Call	8	(976,000)	1,220.00	12/19/25	(15,136)
NextEra Energy, Inc.	Call	80	(600,000)	75.00	11/21/25	(56,560)
NIKE, Inc., Class B	Call	50	(350,000)	70.00	12/19/25	(9,500)
NVIDIA Corp.	Call	275	(4,400,000)	160.00	11/21/25	(1,204,500)
Oracle Corp.	Call	40	(1,040,000)	260.00	12/19/25	(96,000)
Palantir Technologies, Inc., Class A	Call	50	(950,000)	190.00	11/21/25	(98,500)
PayPal Holdings, Inc.	Call	40	(290,000)	72.50	12/19/25	(10,640)
PepsiCo, Inc.	Call	50	(750,000)	150.00	1/16/26	(20,600)
Procter & Gamble Co. (The)	Call	75	(1,200,000)	160.00	1/16/26	(15,338)
QUALCOMM, Inc.	Call	60	(990,000)	165.00	12/19/25	(126,000)
Raytheon Technologies Corp.	Call	45	(742,500)	165.00	11/21/25	(66,150)
Salesforce, Inc.	Call	40	(1,080,000)	270.00	12/19/25	(51,560)
ServiceNow, Inc.	Call	10	(1,000,000)	1,000.00	12/19/25	(19,750)
Simon Property Group, Inc.	Call	35	(647,500)	185.00	1/16/26	(11,725)
Southern Co. (The)	Call	110	(1,045,000)	95.00	11/21/25	(14,300)
Starbucks Corp.	Call	55	(495,000)	90.00	1/16/26	(8,580)
Target Corp.	Call	25	(237,500)	95.00	1/16/26	(14,875)
Tesla, Inc.	Call	50	(2,500,000)	500.00	11/21/25	(51,750)
Texas Instruments, Inc.	Call	45	(855,000)	190.00	1/16/26	(9,473)
T-Mobile U.S., Inc.	Call	40	(920,000)	230.00	1/16/26	(13,520)
U.S. Bancorp	Call	90	(427,500)	47.50	12/19/25	(13,230)
Uber Technologies, Inc.	Call	60	(660,000)	110.00	12/19/25	(11,340)
Union Pacific Corp.	Call	30	(690,000)	230.00	12/19/25	(10,650)
United Parcel Service, Inc., Class B	Call	45	(427,500)	95.00	1/16/26	(22,725)
Verizon Communications, Inc.	Call	80	(360,000)	45.00	1/16/26	(1,520)
Visa, Inc., Class A	Call	45	(1,620,000)	360.00	11/21/25	(6,615)
Walmart, Inc.	Call	130	(1,365,000)	105.00	12/19/25	(34,970)
Walt Disney Co. (The)	Call	45	(540,000)	120.00	1/16/26	(17,550)
Wells Fargo & Co.	Call	90	(810,000)	90.00	1/16/26	(31,050)
(Premiums received $3,705,678)						$(5,902,787)

*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 88.8%

AIR FREIGHT & LOGISTICS - 0.9%
C.H. Robinson Worldwide, Inc.(a)	6,300	$970,137

AUTOMOBILE COMPONENTS - 2.0%
Aptiv PLC(b)	12,000	973,200
BorgWarner, Inc.	24,000	1,031,040
		2,004,240
AUTOMOBILES - 0.9%
Harley-Davidson, Inc.	33,000	890,340

BANKS - 5.8%
Citigroup, Inc.	10,000	1,012,300
Citizens Financial Group, Inc.(a)	5,000	254,350
Comerica, Inc.(a)	9,000	688,500
First Hawaiian, Inc.(a)	7,000	171,710
M&T Bank Corp.	2,000	367,740
Popular, Inc.(a)	8,800	980,936
Synovus Financial Corp.(a)	20,600	919,584
U.S. Bancorp(a)	12,700	592,836
Webster Financial Corp.(a)	17,300	986,792
		5,974,748
BIOTECHNOLOGY - 2.7%
BioMarin Pharmaceutical, Inc.(b)	17,000	910,690
Gilead Sciences, Inc.(a)	7,900	946,341
Incyte Corp.(b)	10,300	962,844
		2,819,875
BROADLINE RETAIL - 2.4%
eBay, Inc.(a)	10,100	821,231
Etsy, Inc.(a)(b)	13,000	806,000
Macy's, Inc.(a)	44,800	873,152
		2,500,383
CAPITAL MARKETS - 5.7%
Bank of New York Mellon Corp. (The)(a)	9,000	971,370
Charles Schwab Corp. (The)	6,000	567,120
Janus Henderson Group PLC	20,600	897,336
Lazard, Inc.(a)	17,100	834,480
Nasdaq, Inc.	10,000	854,900
Northern Trust Corp.(a)	6,000	772,020
State Street Corp.(a)	8,100	936,846
		5,834,072
CHEMICALS - 0.9%
Corteva, Inc.(a)	15,400	946,176
	Shares	Value

COMMERCIAL SERVICES & SUPPLIES - 0.9%
Tetra Tech, Inc.(a)	28,400	$908,232

COMMUNICATIONS EQUIPMENT - 1.8%
Cisco Systems, Inc.	13,200	965,052
F5, Inc.(a)(b)	3,300	835,065
		1,800,117
CONSTRUCTION & ENGINEERING - 1.8%
AECOM(a)	7,400	994,190
EMCOR Group, Inc.	1,300	878,514
		1,872,704
CONSUMER FINANCE - 2.0%
OneMain Holdings, Inc.	16,400	970,716
Synchrony Financial	14,000	1,041,320
		2,012,036
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Dollar General Corp.(a)	9,000	887,940
Dollar Tree, Inc.(a)(b)	9,600	951,552
		1,839,492
CONTAINERS & PACKAGING - 0.9%
Crown Holdings, Inc.	9,600	932,928

DIVERSIFIED CONSUMER SERVICES - 2.7%
ADT, Inc.(a)	117,000	1,034,280
Grand Canyon Education, Inc.(b)	4,500	847,350
H&R Block, Inc.	18,200	905,268
		2,786,898
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
Iridium Communications, Inc.(a)	50,900	974,735
Liberty Global Ltd., Class A(a)(b)	87,700	964,700
Verizon Communications, Inc.	17,700	703,398
		2,642,833
ELECTRICAL EQUIPMENT - 0.9%
Sensata Technologies Holding PLC	29,500	938,985

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
Arrow Electronics, Inc.(b)	2,000	$223,100
Avnet, Inc.	17,800	862,410
Flex Ltd.(b)	14,800	925,296
Jabil, Inc.(a)	4,500	994,005
Vontier Corp.(a)	25,700	989,450
		3,994,261
ENERGY EQUIPMENT & SERVICES - 1.9%
TechnipFMC PLC	23,500	971,725
Weatherford International PLC(a)	13,600	1,002,184
		1,973,909
ENTERTAINMENT - 3.0%
Electronic Arts, Inc.	4,700	940,282
Roku, Inc.(a)(b)	10,000	1,061,300
Warner Bros Discovery, Inc.(b)	49,800	1,118,010
		3,119,592
FINANCIAL SERVICES - 2.8%
Mastercard, Inc., Class A(a)	1,700	938,383
Visa, Inc., Class A	3,000	1,022,220
WEX, Inc.(a)(b)	6,500	948,220
		2,908,823
FOOD PRODUCTS - 0.9%
Kraft Heinz Co. (The)(a)	37,400	924,902

HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Envista Holdings Corp.(a)(b)	46,900	954,415
ResMed, Inc.(a)	3,700	913,456
		1,867,871
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Cardinal Health, Inc.	5,200	992,004
McKesson Corp.	1,200	973,608
Premier, Inc., Class A	34,600	972,952
		2,938,564
HOTELS, RESTAURANTS & LEISURE - 1.8%
Booking Holdings, Inc.	200	1,015,548
Travel + Leisure Co.	13,800	866,364
		1,881,912
HOUSEHOLD PRODUCTS - 0.3%
Colgate-Palmolive Co.	4,200	323,610

INSURANCE - 5.2%
American International Group, Inc.(a)	12,200	963,312
	Shares	Value
Axis Capital Holdings Ltd.(a)	10,200	$955,332
Globe Life, Inc.(a)	3,800	499,738
Hartford Insurance Group, Inc. (The)	8,000	993,440
Howard Hughes Holdings, Inc.(a)(b)	11,900	943,432
Unum Group	12,800	939,776
		5,295,030
IT SERVICES - 0.9%
VeriSign, Inc.(a)	3,900	935,220

LEISURE PRODUCTS - 1.8%
Hasbro, Inc.(a)	12,700	969,137
YETI Holdings, Inc.(a)(b)	27,100	921,129
		1,890,266
MACHINERY - 3.6%
AGCO Corp.(a)	9,000	928,440
Oshkosh Corp.(a)	6,900	850,701
Pentair PLC	8,700	925,245
Toro Co. (The)(a)	12,800	956,544
		3,660,930
OIL, GAS & CONSUMABLE FUELS - 0.9%
HF Sinclair Corp.(a)	17,500	903,000

PROFESSIONAL SERVICES - 2.4%
Automatic Data Processing, Inc.	3,000	780,900
Concentrix Corp.	18,000	725,580
Genpact Ltd.	22,000	839,300
Jacobs Solutions, Inc.(a)	1,000	155,810
		2,501,590
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
CBRE Group, Inc., Class A(a)(b)	6,300	960,309
Jones Lang LaSalle, Inc.(b)	3,000	915,270
		1,875,579
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Cirrus Logic, Inc.(a)(b)	7,500	994,875
KLA Corp.	800	966,992
Lam Research Corp.	3,000	472,380
QUALCOMM, Inc.	5,100	922,590
Skyworks Solutions, Inc.(a)	12,700	987,044
		4,343,881
SOFTWARE - 7.3%
Autodesk, Inc.(a)(b)	3,100	934,154
DocuSign, Inc.(a)(b)	13,500	987,390
Dolby Laboratories, Inc., Class A(a)	3,600	238,752

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Dropbox, Inc., Class A(b)	31,000	$899,000
Gen Digital, Inc.(a)	37,600	991,136
Informatica, Inc., Class A(a)(b)	36,400	905,268
Intuit, Inc.	700	467,285
PTC, Inc.(a)(b)	4,700	933,138
Teradata Corp.(b)	8,000	166,800
Zoom Communications, Inc.(b)	11,600	1,011,868
		7,534,791
SPECIALTY RETAIL - 1.0%
Ulta Beauty, Inc.(a)(b)	1,900	987,772

TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Crocs, Inc.(a)(b)	11,000	898,590
Ralph Lauren Corp.	2,900	927,014
		1,825,604
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Ferguson Enterprises, Inc.(a)	3,900	969,150

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA(a)	21,000	989,310

TOTAL COMMON STOCKS (COST $84,625,466)		91,319,763
MONEY MARKET FUND - 5.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(c)	5,304,839	5,304,839
TOTAL MONEY MARKET FUND (COST $5,304,839)		5,304,839

TOTAL INVESTMENTS (COST $89,930,305) - 94.0%		96,624,602

COMMON STOCKS SOLD SHORT - (94.3)%

AEROSPACE & DEFENSE - (4.9)%
ATI, Inc.	(10,000)	(989,700)
Axon Enterprise, Inc.	(1,000)	(732,230)
Boeing Co. (The)	(5,000)	(1,005,100)
Karman Holdings, Inc.	(4,000)	(336,960)
Loar Holdings, Inc.	(13,000)	(1,028,690)
Spirit AeroSystems Holdings, Inc., Class A	(27,000)	(990,630)
		(5,083,310)
AUTOMOBILE COMPONENTS - (1.1)%
QuantumScape Corp.	(62,000)	(1,143,280)
	Shares	Value

AUTOMOBILES - (0.9)%
Tesla, Inc.	(2,000)	$(913,120)

BANKS - (0.8)%
Flagstar Bank NA	(70,433)	(804,345)

BEVERAGES - (0.8)%
Brown-Forman Corp., Class B	(23,000)	(626,290)
Primo Brands Corp.	(9,000)	(197,730)
(824,020)
BIOTECHNOLOGY - (4.3)%
Apellis Pharmaceuticals, Inc.	(34,000)	(729,980)
Exact Sciences Corp.	(16,000)	(1,035,040)
Natera, Inc.	(5,000)	(994,650)
Roivant Sciences Ltd.	(53,000)	(1,059,470)
Viking Therapeutics, Inc.	(16,000)	(609,280)
(4,428,420)
BUILDING PRODUCTS - (2.6)%
AAON, Inc.	(10,000)	(983,900)
Builders FirstSource, Inc.	(8,000)	(929,360)
Trex Co., Inc.	(16,000)	(773,120)
(2,686,380)
CAPITAL MARKETS - (3.5)%
Blue Owl Capital, Inc.	(47,000)	(741,190)
Coinbase Global, Inc., Class A	(3,000)	(1,031,340)
Hamilton Lane, Inc., Class A	(7,000)	(797,720)
KKR & Co., Inc.	(5,000)	(591,650)
TPG, Inc.	(7,000)	(385,280)
(3,547,180)
CHEMICALS - (3.0)%
Air Products and Chemicals, Inc.	(4,000)	(970,360)
Albemarle Corp.	(3,500)	(343,805)
LyondellBasell Industries N.V., Class A	(20,000)	(928,400)
Westlake Corp.	(12,000)	(825,720)
(3,068,285)
CONSTRUCTION MATERIALS - (2.0)%
Eagle Materials, Inc.	(4,000)	(849,280)
Martin Marietta Materials, Inc.	(2,000)	(1,226,200)
(2,075,480)
CONSUMER FINANCE - (0.9)%
Credit Acceptance Corp.	(2,000)	(894,680)

CONTAINERS & PACKAGING - (2.7)%
International Paper Co.	(27,000)	(1,043,280)

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Packaging Corp. of America	(5,000)	$(978,800)
Silgan Holdings, Inc.	(19,000)	(733,780)
(2,755,860)
DIVERSIFIED CONSUMER SERVICES - (0.7)%
Mister Car Wash, Inc.	(123,600)	(690,924)

ELECTRIC UTILITIES - (0.9)%
IDACORP, Inc.	(7,000)	(903,140)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (4.0)%
Coherent Corp.	(8,000)	(1,055,680)
Crane NXT Co.	(15,000)	(948,750)
Ingram Micro Holding Corp.	(47,000)	(1,079,120)
IPG Photonics Corp.	(12,000)	(1,021,440)
(4,104,990)
ENTERTAINMENT - (1.0)%
Madison Square Garden Sports Corp.	(5,000)	(1,071,950)

FINANCIAL SERVICES - (3.8)%
Block, Inc.	(13,000)	(987,220)
Rocket Cos., Inc., Class A	(65,000)	(1,082,900)
Shift4 Payments, Inc., Class A	(12,000)	(829,200)
UWM Holdings Corp.	(184,000)	(1,035,920)
(3,935,240)
FOOD PRODUCTS - (1.3)%
Freshpet, Inc.	(7,000)	(344,470)
Kellanova	(12,000)	(996,720)
(1,341,190)
GAS UTILITIES - (1.0)%
Atmos Energy Corp.	(6,000)	(1,030,320)

GROUND TRANSPORTATION - (4.8)%
Knight-Swift Transportation Holdings, Inc.	(17,000)	(767,040)
Old Dominion Freight Line, Inc.	(7,000)	(982,940)
Saia, Inc.	(4,000)	(1,170,000)
U-Haul Holding Co.	(19,000)	(1,010,040)
XPO, Inc.	(7,000)	(1,007,090)
(4,937,110)
HEALTH CARE EQUIPMENT & SUPPLIES - (4.0)%
Baxter International, Inc.	(43,000)	(794,210)
Cooper Cos., Inc. (The)	(14,000)	(978,740)
Enovis Corp.	(31,000)	(968,440)
	Shares	Value
Inspire Medical Systems, Inc.	(4,000)	$(288,320)
Novocure Ltd.	(8,200)	(105,042)
Solventum Corp.	(14,000)	(966,560)
Tandem Diabetes Care, Inc.	(1,900)	(26,600)
(4,127,912)
HEALTH CARE PROVIDERS & SERVICES - (1.7)%
Acadia Healthcare Co., Inc.	(42,000)	(903,000)
Guardant Health, Inc.	(9,500)	(883,690)
(1,786,690)
HOTELS, RESTAURANTS & LEISURE - (5.3)%
Cava Group, Inc.	(13,000)	(698,490)
Dutch Bros., Inc., Class A	(13,000)	(722,020)
Light & Wonder, Inc.	(14,000)	(1,017,800)
Norwegian Cruise Line Holdings Ltd.	(40,000)	(896,800)
Starbucks Corp.	(11,000)	(889,570)
Texas Roadhouse, Inc.	(6,000)	(981,480)
Wingstop, Inc.	(1,000)	(216,630)
(5,422,790)
HOUSEHOLD DURABLES - (3.4)%
Lennar Corp., Class A	(8,000)	(990,160)
Newell Brands, Inc.	(218,000)	(741,200)
SharkNinja, Inc.	(9,000)	(769,500)
Somnigroup International, Inc.	(12,000)	(952,080)
(3,452,940)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (0.8)%
Talen Energy Corp.	(2,000)	(799,560)

INDUSTRIAL CONGLOMERATES - (0.8)%
3M Co.	(5,000)	(832,500)

INSURANCE - (1.9)%
Ryan Specialty Holdings, Inc.	(19,000)	(1,041,200)
White Mountains Insurance Group Ltd.	(500)	(952,280)
(1,993,480)
INTERACTIVE MEDIA & SERVICES - (0.9)%
Trump Media & Technology Group Corp.	(58,000)	(888,850)

LIFE SCIENCES TOOLS & SERVICES - (3.7)%
Bruker Corp.	(26,000)	(1,012,440)
Danaher Corp.	(3,000)	(646,140)

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Tempus AI, Inc.	(11,000)	$(988,350)
Thermo Fisher Scientific, Inc.	(2,000)	(1,134,780)
(3,781,710)
MEDIA - (1.5)%
Liberty Broadband Corp., Class A	(18,000)	(962,820)
Trade Desk (The), Inc., Class A	(12,000)	(603,360)
(1,566,180)
METALS & MINING - (2.6)%
Cleveland-Cliffs, Inc.	(62,000)	(770,660)
MP Materials Corp.	(13,000)	(820,170)
Nucor Corp.	(7,000)	(1,050,350)
(2,641,180)
MULTI-UTILITIES - (3.8)%
CMS Energy Corp.	(13,000)	(956,150)
Dominion Energy, Inc.	(16,000)	(939,040)
Sempra	(11,000)	(1,011,340)
WEC Energy Group, Inc.	(9,000)	(1,005,570)
(3,912,100)
OIL, GAS & CONSUMABLE FUELS - (3.0)%
Diamondback Energy, Inc.	(7,000)	(1,002,330)
Targa Resources Corp.	(7,000)	(1,078,280)
Viper Energy, Inc., Class A	(27,000)	(1,014,120)
(3,094,730)
PASSENGER AIRLINES - (1.4)%
American Airlines Group, Inc.	(80,000)	(1,050,400)
JetBlue Airways Corp.	(93,500)	(392,700)
(1,443,100)
PERSONAL CARE PRODUCTS - (1.0)%
elf Beauty, Inc.	(8,000)	(977,120)

PROFESSIONAL SERVICES - (1.0)%
Amentum Holdings, Inc.	(48,000)	(1,075,680)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (3.9)%
Astera Labs, Inc.	(5,000)	(933,400)
Entegris, Inc.	(6,600)	(604,362)
First Solar, Inc.	(4,000)	(1,067,760)
MACOM Technology Solutions Holdings, Inc.	(3,000)	(444,390)
Onto Innovation, Inc.	(7,000)	(944,720)
(3,994,632)
SOFTWARE - (3.8)%
C3.ai, Inc., Class A	(10,700)	(188,106)
	Shares	Value
Fair Isaac Corp.	(500)	$(829,765)
nCino, Inc.	(9,000)	(240,120)
SailPoint, Inc.	(44,000)	(953,920)
SentinelOne, Inc., Class A	(51,000)	(910,350)
Strategy, Inc.	(3,000)	(808,530)
(3,930,791)
SPECIALTY RETAIL - (1.4)%
Floor & Decor Holdings, Inc.	(6,500)	(406,120)
RH	(6,000)	(1,034,940)
(1,441,060)
TEXTILES, APPAREL & LUXURY GOODS - (2.0)%
Amer Sports, Inc.	(28,000)	(874,440)
On Holding AG, Class A	(5,000)	(185,750)
Under Armour, Inc., Class A	(227,000)	(1,046,470)
(2,106,660)
TRADING COMPANIES & DISTRIBUTORS - (1.4)%
FTAI Aviation Ltd.	(6,000)	(1,037,400)
Watsco, Inc.	(1,000)	(368,010)
(1,405,410)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($93,220,261))		(96,914,299)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($93,220,261)) - (94.3)%		(96,914,299)
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.3%		103,060,087
NET ASSETS - 100.0%		$102,770,390

(a)	All or portion of the shares have been pledged as collateral for open short positions. The total market value of the securities pledged at October 31, 2025 is $28,457,002.
(b)	Non-income producing security.
(c)	7-day current yield as of October 31, 2025.

AG — Aktiengesellschaft
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

Country Diversification	Percent*
United States	53.9%
Canada	13.8
Ireland (Republic of)	5.9
United Kingdom	5.0
China	4.9
Taiwan	4.2
Brazil	2.7
Spain	2.1
Switzerland	2.0
Mexico	1.6
India	1.6
Netherlands	1.3
Philippines	1.1
Total Investments	100.1%

*	Percentages are based on net assets as of October 31, 2025.

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 98.9%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	14,489	$4,997,256

AIR FREIGHT & LOGISTICS - 1.6%
ZTO Express Cayman, Inc., ADR	378,672	7,039,512

BANKS - 14.0%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	464,174	9,343,823
Bank of Nova Scotia (The)	63,084	4,138,310
Canadian Imperial Bank of Commerce	84,078	6,967,544
HSBC Holdings PLC, Sponsored ADR	113,565	7,957,499
Lloyds Banking Group PLC, ADR	1,980,584	9,328,551
Regions Financial Corp.	242,829	5,876,462
Royal Bank of Canada	43,326	6,347,259
Toronto-Dominion Bank (The)	83,664	6,871,324
U.S. Bancorp	128,947	6,019,246
		62,850,018
BEVERAGES - 3.1%
Coca-Cola Co. (The)	98,582	6,792,300
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	83,066	7,139,522
		13,931,822
BIOTECHNOLOGY - 1.9%
Gilead Sciences, Inc.	71,063	8,512,637

BROADLINE RETAIL - 1.7%
MINISO Group Holding Ltd., ADR	365,512	7,789,061

BUILDING PRODUCTS - 1.7%
Johnson Controls International PLC	66,616	7,620,204

CHEMICALS - 0.7%
Air Products and Chemicals, Inc.	13,226	3,208,495

COMMUNICATIONS EQUIPMENT - 1.7%
Cisco Systems, Inc.	105,424	7,707,549

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
Sysco Corp.	89,993	6,684,680

	Shares	Value
ELECTRIC UTILITIES - 1.5%
Fortis, Inc.	129,073	$6,483,337

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.6%
Avnet, Inc.	102,961	4,988,460
CDW Corp.	43,243	6,891,637
TE Connectivity PLC	36,255	8,955,348
		20,835,445
ENTERTAINMENT - 2.8%
NetEase, Inc., ADR	51,777	7,253,958
Warner Music Group Corp., Class A	165,558	5,291,233
		12,545,191
FOOD PRODUCTS - 0.6%
General Mills, Inc.	59,788	2,786,719

GROUND TRANSPORTATION - 1.3%
Canadian National Railway Co.	60,686	5,820,394

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Abbott Laboratories	62,468	7,722,294
Medtronic PLC	47,363	4,295,824
		12,018,118
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Cigna Group (The)	32,585	7,964,100
Elevance Health, Inc.	16,215	5,143,398
		13,107,498
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corp.	33,358	9,955,028

INSURANCE - 1.3%
Sun Life Financial, Inc.	94,864	5,773,423

IT SERVICES - 7.6%
Accenture PLC, Class A	21,710	5,429,671
Amdocs Ltd.	75,252	6,340,734
Cognizant Technology Solutions Corp., Class A	57,290	4,175,295
Infosys Ltd., Sponsored ADR	429,561	7,117,826
International Business Machines Corp.	36,281	11,153,142
		34,216,668

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MACHINERY - 1.4%
Snap-on, Inc.	18,427	$6,183,180

MEDIA - 2.4%
Comcast Corp., Class A	110,877	3,086,262
Interpublic Group of Cos., Inc. (The)	155,276	3,984,382
Omnicom Group, Inc.	50,906	3,818,968
		10,889,612
OIL, GAS & CONSUMABLE FUELS - 4.0%
Canadian Natural Resources, Ltd.	201,369	6,447,835
Shell PLC, ADR	71,988	5,393,341
Suncor Energy, Inc.	157,462	6,268,562
		18,109,738
PROFESSIONAL SERVICES - 2.8%
Broadridge Financial Solutions, Inc.	27,823	6,132,189
Paychex, Inc.	55,297	6,471,408
		12,603,597
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.6%
Tanger, Inc.	213,328	6,945,960

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
Analog Devices, Inc.	31,198	7,304,388
Broadcom, Inc.	43,778	16,181,662
NXP Semiconductors N.V.	27,536	5,758,328
QUALCOMM, Inc.	42,528	7,693,315
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	63,280	19,011,211
		55,948,904
SOFTWARE - 1.6%
Open Text Corp.	181,599	6,964,322

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.8%
Rayonier, Inc.	170,111	3,754,350

SPECIALTY RETAIL - 6.1%
Gap, Inc. (The)	410,271	9,374,692
Home Depot, Inc. (The)	15,031	5,705,617
Signet Jewelers Ltd.	122,382	12,097,461
		27,177,770
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.4%
Hewlett Packard Enterprise Co.	313,319	$7,651,250
HP, Inc.	206,901	5,724,951
Logitech International SA	73,101	8,813,056
NetApp, Inc.	55,791	6,571,064
		28,760,321
WIRELESS TELECOMMUNICATION SERVICES - 2.8%
PLDT, Inc., ADR	255,645	4,954,400
TIM SA, ADR	336,059	7,591,573
		12,545,973
TOTAL COMMON STOCKS (COST $341,560,737)		443,766,782
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(a)	831,738	831,738
TOTAL MONEY MARKET FUND (COST $831,738)		831,738
PREFERRED STOCKS - 1.0%

ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 2.78%(b)	2,187,541	4,571,961
TOTAL PREFERRED STOCKS (COST $4,332,839)		4,571,961

TOTAL INVESTMENTS (COST $346,725,314) - 100.1%		449,170,481

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(487,821)
NET ASSETS - 100.0%		$448,682,660

(a)	7-day current yield as of October 31, 2025.
(b)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.8%

AUTOMOBILE COMPONENTS - 2.1%
Aptiv PLC(a)	24,000	$1,946,400
BorgWarner, Inc.	46,000	1,976,160
		3,922,560
AUTOMOBILES - 1.1%
General Motors Co.	4,000	276,360
Tesla, Inc.(a)	4,000	1,826,240
		2,102,600
BANKS - 7.3%
Bank of America Corp.	48,000	2,565,600
Citigroup, Inc.	25,000	2,530,750
Citizens Financial Group, Inc.	20,000	1,017,400
JPMorgan Chase & Co.	3,000	933,360
PNC Financial Services Group, Inc. (The)	11,000	2,008,050
Popular, Inc.	17,000	1,894,990
U.S. Bancorp	42,000	1,960,560
Webster Financial Corp.	12,000	684,480
		13,595,190
BIOTECHNOLOGY - 1.3%
Gilead Sciences, Inc.	20,000	2,395,800

BROADLINE RETAIL - 4.6%
Amazon.com, Inc.(a)	20,000	4,884,400
eBay, Inc.	22,000	1,788,820
Macy's, Inc.	97,000	1,890,530
		8,563,750
CAPITAL MARKETS - 7.7%
Ameriprise Financial, Inc.	4,000	1,811,080
Bank of New York Mellon Corp. (The)	20,000	2,158,600
Charles Schwab Corp. (The)	25,000	2,363,000
Goldman Sachs Group, Inc. (The)	3,000	2,368,110
Janus Henderson Group PLC	44,000	1,916,640
Northern Trust Corp.	4,000	514,680
State Street Corp.	12,000	1,387,920
XP, Inc., Class A	103,000	1,876,660
		14,396,690
	Shares	Value
CHEMICALS - 1.1%
Corteva, Inc.	32,000	$1,966,080

COMMUNICATIONS EQUIPMENT - 2.2%
Cisco Systems, Inc.	36,000	2,631,960
F5, Inc.(a)	6,000	1,518,300
		4,150,260
CONSTRUCTION & ENGINEERING - 2.2%
AECOM	15,000	2,015,250
EMCOR Group, Inc.	3,000	2,027,340
		4,042,590
CONSUMER FINANCE - 1.1%
Synchrony Financial	27,000	2,008,260

CONTAINERS & PACKAGING - 0.2%
Crown Holdings, Inc.	3,000	291,540

DIVERSIFIED CONSUMER SERVICES - 2.9%
ADT, Inc.	220,000	1,944,800
Grand Canyon Education, Inc.(a)	9,000	1,694,700
H&R Block, Inc.	35,000	1,740,900
		5,380,400
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
Iridium Communications, Inc.	71,000	1,359,650
Verizon Communications, Inc.	43,000	1,708,820
		3,068,470
ELECTRICAL EQUIPMENT - 1.0%
Sensata Technologies Holding PLC	58,000	1,846,140

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.1%
Avnet, Inc.	16,000	775,200
Flex Ltd.(a)	31,000	1,938,120

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value
Jabil, Inc.	8,000	$1,767,120
Vontier Corp.	35,000	1,347,500
		5,827,940
ENERGY EQUIPMENT & SERVICES - 1.1%
TechnipFMC PLC	48,000	1,984,800

FINANCIAL SERVICES - 5.2%
Berkshire Hathaway, Inc., Class B(a)	2,000	955,080
Mastercard, Inc., Class A	6,000	3,311,940
Visa, Inc., Class A	11,000	3,748,140
WEX, Inc.(a)	11,000	1,604,680
		9,619,840
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
ResMed, Inc.	4,000	987,520

HEALTH CARE PROVIDERS & SERVICES - 3.1%
Cardinal Health, Inc.	11,000	2,098,470
McKesson Corp.	3,000	2,434,020
Premier, Inc., Class A	45,000	1,265,400
		5,797,890
HOTELS, RESTAURANTS & LEISURE - 1.4%
Booking Holdings, Inc.	500	2,538,870

HOUSEHOLD PRODUCTS - 0.7%
Colgate-Palmolive Co.	17,000	1,309,850

INSURANCE - 2.1%
Hartford Insurance Group, Inc. (The)	16,000	1,986,880
Howard Hughes Holdings, Inc.(a)	4,000	317,120
Lincoln National Corp.	39,000	1,638,000
		3,942,000
INTERACTIVE MEDIA & SERVICES - 5.2%
Alphabet, Inc., Class A	25,000	7,029,750
Meta Platforms, Inc., Class A	4,000	2,593,400
		9,623,150
	Shares	Value
IT SERVICES - 0.5%
VeriSign, Inc.	4,000	$959,200

LEISURE PRODUCTS - 0.9%
YETI Holdings, Inc.(a)	52,000	1,767,480

MACHINERY - 1.0%
AGCO Corp.	18,000	1,856,880

MEDIA - 1.2%
Comcast Corp., Class A	77,000	2,143,295

PROFESSIONAL SERVICES - 2.9%
Automatic Data Processing, Inc.	7,000	1,822,100
Concentrix Corp.	44,000	1,773,640
Genpact Ltd.	46,000	1,754,900
		5,350,640
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
CBRE Group, Inc., Class A(a)	13,000	1,981,590
Jones Lang LaSalle, Inc.(a)	6,000	1,830,540
		3,812,130
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.3%
Broadcom, Inc.	9,000	3,326,670
Cirrus Logic, Inc.(a)	14,000	1,857,100
KLA Corp.	2,000	2,417,480
Lam Research Corp.	16,000	2,519,360
NVIDIA Corp.	60,000	12,149,400
QUALCOMM, Inc.	14,000	2,532,600
		24,802,610
SOFTWARE - 11.3%
Adobe, Inc.(a)	6,000	2,041,860
Autodesk, Inc.(a)	4,000	1,205,360
Dolby Laboratories, Inc., Class A	22,000	1,459,040
Dropbox, Inc., Class A(a)	60,000	1,740,000
Gen Digital, Inc.	74,000	1,950,640

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value
Intuit, Inc.	1,000	$667,550
Microsoft Corp.	23,000	11,909,630
		20,974,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.4%
Apple, Inc.	37,000	10,003,690

TEXTILES, APPAREL & LUXURY GOODS - 1.5%
Crocs, Inc.(a)	11,000	898,590
Ralph Lauren Corp.	6,000	1,917,960
		2,816,550
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	41,000	1,931,510

TOTAL COMMON STOCKS (COST $152,444,478)		185,780,255
	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(b)	121,361	$121,361
TOTAL MONEY MARKET FUND (COST $121,361)		121,361

TOTAL INVESTMENTS (COST $152,565,839) - 99.9%		185,901,616

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		218,342
NET ASSETS - 100.0%		$186,119,958

(a)	Non-income producing security.
(b)	7-day current yield as of October 31, 2025.

PLC — Public Limited Company
SA — Societe Anonyme

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.8%

AUTOMOBILES - 3.0%
Tesla, Inc.(a)	14,000	$6,391,840

BANKS - 0.9%
Popular, Inc.	18,000	2,006,460

BEVERAGES - 0.3%
Monster Beverage Corp.(a)	8,000	534,640

BIOTECHNOLOGY - 2.4%
AbbVie, Inc.	3,000	654,120
Exelixis, Inc.(a)	54,000	2,088,180
Incyte Corp.(a)	25,000	2,337,000
		5,079,300
BROADLINE RETAIL - 3.4%
Amazon.com, Inc.(a)	30,000	7,326,600

CAPITAL MARKETS - 4.1%
Ameriprise Financial, Inc.	4,000	1,811,080
Interactive Brokers Group, Inc., Class A	30,000	2,110,800
Lazard, Inc.	41,000	2,000,800
Moody's Corp.	6,000	2,881,800
		8,804,480
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Tetra Tech, Inc.	69,000	2,206,620
Veralto Corp.	20,000	1,973,600
		4,180,220
CONSTRUCTION & ENGINEERING - 0.9%
EMCOR Group, Inc.	3,000	2,027,340

CONSUMER FINANCE - 0.5%
Synchrony Financial	15,300	1,138,014

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
Costco Wholesale Corp.	600	546,870
Sprouts Farmers Market, Inc.(a)	19,000	1,500,240
		2,047,110
DIVERSIFIED CONSUMER SERVICES - 1.6%
Grand Canyon Education, Inc.(a)	11,000	2,071,300
H&R Block, Inc.	26,000	1,293,240
		3,364,540
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Iridium Communications, Inc.	129,000	$2,470,350

ELECTRIC UTILITIES - 1.0%
NRG Energy, Inc.	13,000	2,234,180

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Jabil, Inc.	10,000	2,208,900

ENTERTAINMENT - 1.7%
Netflix, Inc.(a)	1,000	1,118,860
Roku, Inc.(a)	23,000	2,440,990
		3,559,850
FINANCIAL SERVICES - 5.8%
Mastercard, Inc., Class A	9,000	4,967,910
PayPal Holdings, Inc.(a)	21,000	1,454,670
Visa, Inc., Class A	18,000	6,133,320
		12,555,900
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
ResMed, Inc.	9,000	2,221,920

HEALTH CARE PROVIDERS & SERVICES - 2.5%
Cardinal Health, Inc.	12,000	2,289,240
Cigna Group (The)	4,000	977,640
DaVita, Inc.(a)	11,000	1,309,220
McKesson Corp.	1,000	811,340
		5,387,440
HOTELS, RESTAURANTS & LEISURE - 1.4%
Booking Holdings, Inc.	600	3,046,644

INSURANCE - 1.7%
Allstate Corp. (The)	10,000	1,915,200
Progressive Corp. (The)	8,000	1,648,000
		3,563,200
INTERACTIVE MEDIA & SERVICES - 9.3%
Alphabet, Inc., Class A	36,000	10,122,840
Meta Platforms, Inc., Class A	12,000	7,780,200
Pinterest, Inc., Class A(a)	64,000	2,118,400
		20,021,440

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
IT SERVICES - 1.8%
Okta, Inc.(a)	25,000	$2,288,250
VeriSign, Inc.	7,000	1,678,600
		3,966,850
MEDIA - 2.0%
DoubleVerify Holdings, Inc.(a)	192,000	2,184,960
Nexstar Media Group, Inc.	11,000	2,153,030
		4,337,990
METALS & MINING - 1.0%
Anglogold Ashanti PLC	32,000	2,176,000

PROFESSIONAL SERVICES - 1.7%
ExlService Holdings, Inc.(a)	57,000	2,228,700
Genpact Ltd.	34,000	1,297,100
Verisk Analytics, Inc.	1,000	218,760
		3,744,560
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
CBRE Group, Inc., Class A(a)	9,400	1,432,842
Jones Lang LaSalle, Inc.(a)	7,000	2,135,630
		3,568,472
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.5%
Broadcom, Inc.	24,000	8,871,120
KLA Corp.	3,000	3,626,220
Lam Research Corp.	10,000	1,574,600
NVIDIA Corp.	136,000	27,538,640
QUALCOMM, Inc.	14,000	2,532,600
		44,143,180
SOFTWARE - 14.7%
Autodesk, Inc.(a)	9,000	2,712,060
Cadence Design Systems, Inc.(a)	6,000	2,032,140
DocuSign, Inc.(a)	33,000	2,413,620
Dropbox, Inc., Class A(a)	62,000	1,798,000
Gen Digital, Inc.	60,000	1,581,600
Intuit, Inc.	5,000	3,337,750
Microsoft Corp.	23,000	11,909,630
Oracle Corp.	3,000	787,830
Palantir Technologies, Inc., Class A(a)	4,000	801,880
	Shares	Value
Pegasystems, Inc.	33,000	$2,100,450
PTC, Inc.(a)	11,000	2,183,940
		31,658,900
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.7%
American Tower Corp.	9,000	1,610,820

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.7%
Apple, Inc.	51,000	13,788,870
NetApp, Inc.	3,000	353,340
Pure Storage, Inc., Class A(a)	3,000	296,100
		14,438,310
TEXTILES, APPAREL & LUXURY GOODS - 2.5%
Crocs, Inc.(a)	12,000	980,280
Ralph Lauren Corp.	7,000	2,237,620
Tapestry, Inc.	20,000	2,196,400
		5,414,300
TOTAL COMMON STOCKS (COST $173,954,078)		215,229,750
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(b)	118,527	118,527
TOTAL MONEY MARKET FUND (COST $118,527)		118,527

TOTAL INVESTMENTS (COST $174,072,605) - 99.9%		215,348,277

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		215,054
NET ASSETS - 100.0%		$215,563,331

(a)	Non-income producing security.
(b)	7-day current yield as of October 31, 2025.

PLC — Public Limited Company

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 97.9%

AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	1,900	$292,581

AUTOMOBILE COMPONENTS - 2.1%
Aptiv PLC(a)	14,000	1,135,400
BorgWarner, Inc.	25,100	1,078,296
		2,213,696
AUTOMOBILES - 0.8%
Harley-Davidson, Inc.	32,200	868,756

BANKS - 12.1%
Bank of America Corp.	43,000	2,298,350
Citigroup, Inc.	16,000	1,619,680
JPMorgan Chase & Co.	11,000	3,422,320
PNC Financial Services Group, Inc. (The)	7,000	1,277,850
Popular, Inc.	10,000	1,114,700
U.S. Bancorp	27,000	1,260,360
Wells Fargo & Co.	24,000	2,087,280
		13,080,540
BIOTECHNOLOGY - 2.2%
Gilead Sciences, Inc.	12,100	1,449,459
Incyte Corp.(a)	10,300	962,844
		2,412,303
BROADLINE RETAIL - 3.2%
Amazon.com, Inc.(a)	5,000	1,221,100
eBay, Inc.	13,000	1,057,030
Macy's, Inc.	60,000	1,169,400
		3,447,530
CAPITAL MARKETS - 9.1%
Bank of New York Mellon Corp. (The)	12,000	1,295,160
Charles Schwab Corp. (The)	17,000	1,606,840
Goldman Sachs Group, Inc. (The)	2,300	1,815,551
Janus Henderson Group PLC	26,000	1,132,560
Morgan Stanley	8,000	1,312,000
Northern Trust Corp.	1,000	128,670
S&P Global, Inc.	3,000	1,461,630
XP, Inc., Class A	60,000	1,093,200
		9,845,611
CHEMICALS - 1.1%
Corteva, Inc.	19,000	1,167,360

	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.8%
Cisco Systems, Inc.	30,000	$2,193,300
F5, Inc.(a)	3,300	835,065
		3,028,365
CONSTRUCTION & ENGINEERING - 0.7%
AECOM	6,000	806,100

CONSUMER FINANCE - 2.4%
American Express Co.	4,000	1,442,920
Synchrony Financial	16,000	1,190,080
		2,633,000
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
Walmart, Inc.	4,000	404,720

DIVERSIFIED CONSUMER SERVICES - 2.0%
ADT, Inc.	125,000	1,105,000
Grand Canyon Education, Inc.(a)	3,000	564,900
H&R Block, Inc.	10,300	512,322
		2,182,222
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.7%
AT&T, Inc.	69,000	1,707,750
Iridium Communications, Inc.	29,100	557,265
Verizon Communications, Inc.	43,000	1,708,820
		3,973,835
ELECTRICAL EQUIPMENT - 0.9%
Sensata Technologies Holding PLC	29,100	926,253

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
Avnet, Inc.	17,800	862,410
Flex Ltd.(a)	19,000	1,187,880
Jabil, Inc.	4,300	949,827
		3,000,117
ENTERTAINMENT - 2.3%
Electronic Arts, Inc.	6,000	1,200,360
Walt Disney Co. (The)	11,300	1,272,606
		2,472,966

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value
FINANCIAL SERVICES - 3.0%
Berkshire Hathaway, Inc., Class B(a)	4,400	$2,101,176
PayPal Holdings, Inc.(a)	11,000	761,970
Western Union Co. (The)	39,200	365,736
		3,228,882
FOOD PRODUCTS - 0.6%
General Mills, Inc.	13,500	629,235

HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Medtronic PLC	16,000	1,451,200

HEALTH CARE PROVIDERS & SERVICES - 6.2%
Cardinal Health, Inc.	6,000	1,144,620
Cigna Group (The)	4,000	977,640
CVS Health Corp.	18,000	1,406,700
Elevance Health, Inc.	3,000	951,600
McKesson Corp.	1,500	1,217,010
Premier, Inc., Class A	36,900	1,037,628
		6,735,198
HOTELS, RESTAURANTS & LEISURE - 0.9%
Booking Holdings, Inc.	200	1,015,548

HOUSEHOLD PRODUCTS - 1.1%
Colgate-Palmolive Co.	11,300	870,665
Procter & Gamble Co. (The)	2,000	300,740
		1,171,405
INSURANCE - 5.1%
Aflac, Inc.	8,300	889,677
Hartford Insurance Group, Inc. (The)	10,000	1,241,800
MetLife, Inc.	12,000	957,840
Primerica, Inc.	2,700	701,649
Progressive Corp. (The)	7,000	1,442,000
Unum Group	3,800	278,996
		5,511,962
INTERACTIVE MEDIA & SERVICES - 3.8%
Alphabet, Inc., Class A	10,000	2,811,900
Meta Platforms, Inc., Class A	2,000	1,296,700
		4,108,600
IT SERVICES - 2.0%
International Business Machines Corp.	7,000	2,151,870

LEISURE PRODUCTS - 0.8%
YETI Holdings, Inc.(a)	24,000	815,760
	Shares	Value

MACHINERY - 2.4%
AGCO Corp.	10,000	$1,031,600
Parker-Hannifin Corp.	2,000	1,545,660
		2,577,260
MEDIA - 1.3%
Comcast Corp., Class A	51,000	1,419,585

METALS & MINING - 1.3%
Newmont Corp.	17,000	1,376,490

OIL, GAS & CONSUMABLE FUELS - 4.3%
Antero Midstream Corp.	10,300	177,675
Chevron Corp.	300	47,316
ConocoPhillips	17,000	1,510,620
Exxon Mobil Corp.	25,000	2,859,000
		4,594,611
PROFESSIONAL SERVICES - 2.8%
Automatic Data Processing, Inc.	3,500	911,050
Concentrix Corp.	21,000	846,510
Genpact Ltd.	29,000	1,106,350
Robert Half, Inc.	6,400	167,616
		3,031,526
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
CBRE Group, Inc., Class A(a)	8,000	1,219,440
Jones Lang LaSalle, Inc.(a)	3,300	1,006,797
		2,226,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Cirrus Logic, Inc.(a)	8,000	1,061,200
QUALCOMM, Inc.	9,000	1,628,100
		2,689,300
SOFTWARE - 2.6%
Dropbox, Inc., Class A(a)	31,100	901,900
Gen Digital, Inc.	42,000	1,107,120
Salesforce, Inc.	3,000	781,230
		2,790,250
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.1%
American Tower Corp.	700	125,286

SPECIALTY RETAIL - 0.8%
Gap, Inc. (The)	39,700	907,145

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
Dell Technologies, Inc., Class C	8,000	$1,296,080

TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Crocs, Inc.(a)	8,700	710,703
PVH Corp.	10,300	806,799
Ralph Lauren Corp.	1,300	415,558
		1,933,060
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	23,000	1,083,530

TOTAL COMMON STOCKS (COST $94,280,655)		105,625,975
	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(b)	115,745	$115,745
TOTAL MONEY MARKET FUND (COST $115,745)		115,745

TOTAL INVESTMENTS (COST $94,396,400) - 98.0%		105,741,720

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		2,184,919
NET ASSETS - 100.0%		$107,926,639

(a)	Non-income producing security.
(b)	7-day current yield as of October 31, 2025.

PLC — Public Limited Company
SA — Societe Anonyme

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 58.6%

AEROSPACE & DEFENSE - 3.3%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,997,170
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,128,251
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,574,979
		6,700,400
AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corp., 5.10%, 1/15/44	1,000,000	918,040
Union Pacific Corp., 4.50%, 1/20/33	2,000,000	2,012,789
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	785,745
		3,716,574
BANKS - 2.2%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	2,001,664
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,955,982
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	502,617
		4,460,263
BEVERAGES - 0.5%
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	981,867

BIOTECHNOLOGY - 2.5%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,950,304
Gilead Sciences, Inc., 4.60%, 9/1/35, (Callable 3/1/35 @ 100)	1,000,000	990,568
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,101,543
		5,042,415
CAPITAL MARKETS - 1.3%
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 6/1/27(a)	1,000,000	1,000,339
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,533,216
		2,533,555
CHEMICALS - 0.4%
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	767,530

CONSUMER FINANCE - 0.5%
American Express Co., 4.05%, 5/3/29	1,000,000	1,003,391

CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.0%
Kroger Co. (The), 4.50%, 1/15/29	1,000,000	1,010,873
Sysco Corp., 3.25%, 7/15/27	1,000,000	987,276
Target Corp., 4.50%, 9/15/34, (Callable 6/15/34 @ 100)	2,000,000	1,973,285
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,990,746
		5,962,180
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,965,108
	Principal Amount	Value

ELECTRIC UTILITIES - 2.0%
Duke Energy Corp., 4.50%, 8/15/32	$2,000,000	$1,990,633
Exelon Corp., 5.30%, 3/15/33	2,000,000	2,078,732
		4,069,365
ENTERTAINMENT - 1.5%
Walt Disney Co. (The), 3.80%, 3/22/30	3,000,000	2,973,462

FINANCIAL SERVICES - 2.0%
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,109,390
PayPal Holdings, Inc., 4.40%, 6/1/32	3,000,000	2,993,310
		4,102,700
FOOD PRODUCTS - 2.5%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	2,001,359
General Mills, Inc., 4.95%, 3/29/33	2,000,000	2,028,966
The Campbell's Co., 4.15%, 3/15/28	1,000,000	998,800
		5,029,125
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,090,682
CVS Health Corp., 5.13%, 2/21/30	1,000,000	1,026,938
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	2,008,386
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	999,854
		6,125,860
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	976,344
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,868,053
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,531,665
		4,376,062
HOUSEHOLD PRODUCTS - 3.0%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	1,000,000	1,007,576
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	2,026,663
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	961,079
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	2,001,237
		5,996,555
INSURANCE - 2.3%
Aflac, Inc., 3.60%, 4/1/30	1,000,000	980,268
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,110,192
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,494,184
		4,584,644
IT SERVICES - 2.3%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	990,500

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	$1,000,000	$969,265
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,655,178
		4,614,943
MACHINERY - 2.0%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,073,112
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	2,030,001
		4,103,113
OIL, GAS & CONSUMABLE FUELS - 3.4%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,703,829
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,163,889
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,975,788
		6,843,506
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,907,960
Lam Research Corp., 4.00%, 3/15/29	1,000,000	998,922
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,716,980
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,014,267
		8,638,129
SOFTWARE - 3.2%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	2,066,235
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,828,187
Oracle Corp., 3.25%, 11/15/27	1,000,000	981,313
Oracle Corp., 4.90%, 2/6/33	500,000	496,667
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	996,621
		6,369,023
SPECIALTY RETAIL - 4.1%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	2,027,965
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,172,352
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,966,868
O'Reilly Automotive, Inc., 4.70%, 6/15/32	1,000,000	1,006,143
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	1,035,032
		8,208,360
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc., 1.65%, 5/11/30	1,000,000	905,546
Apple, Inc., 3.45%, 2/9/45	1,000,000	790,476
		1,696,022
TEXTILES, APPAREL & LUXURY GOODS - 2.4%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,854,488
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	945,351
Tapestry, Inc., 5.10%, 3/11/30	1,000,000	1,024,313
		4,824,152
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,827,094
	Principal Amount	Value

TOTAL CORPORATE BONDS (COST $120,744,458)		117,515,398
MUNICIPAL BONDS - 2.5%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	$500,000	$452,167

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	89,953

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,067,365

TEXAS - 1.7%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	913,728
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,101,339
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	760,484
North Texas Tollway Authority Taxable Revenue Refunding Bonds, 2.08%, 1/1/31	100,000	90,959
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34 (Callable 2/15/30 @ 100)	600,000	503,638
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31	100,000	90,763
		3,460,911
TOTAL MUNICIPAL BONDS (COST $5,787,041)		5,070,396
U.S. GOVERNMENT AGENCIES - 6.7%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	960,567
Federal Home Loan Bank
1.00%, 3/16/27	2,000,000	1,924,594
1.07%, 1/25/30	1,000,000	894,774
1.75%, 7/29/26	1,000,000	985,073
1.75%, 8/25/28	1,350,000	1,280,288
1.75%, 9/30/26(b)	2,000,000	1,966,165
2.25%, 4/29/31, (Callable 10/29/26 @ 100)(b)	730,769	700,498
2.75%, 2/22/34	1,000,000	891,464

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
3.00%, 2/24/37, (Callable 11/7/25 @ 100)	$1,000,000	$858,541
4.50%, 12/12/25	1,015,000	1,015,060
4.75%, 3/10/34	1,000,000	1,040,597
		11,557,054
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	931,829
TOTAL U.S. GOVERNMENT AGENCIES (COST $14,117,934)		13,449,450
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.3%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	170,444	169,221
3.50%, 2/1/34	101,896	100,566
3.50%, 10/1/49	175,865	163,912
3.50%, 12/15/48	281,445	274,631
4.00%, 12/15/25	240	240
6.00%, 3/1/38	10,469	11,053
		719,623
Federal National Mortgage Association
1.50%, 11/25/44	1,197,492	1,047,916
3.50%, 2/1/43	109,510	104,161
3.50%, 4/1/48	293,932	277,796
4.00%, 9/1/33	66,192	66,149
4.00%, 10/1/46	221,161	214,008
6.00%, 6/1/36	68,258	69,313
6.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	26,861	27,573
		1,806,916
Government National Mortgage Association
4.50%, 6/15/40	49,353	49,115
4.50%, 8/20/38	17,498	17,464
5.00%, 5/20/40	28,631	28,729
6.00%, 10/15/37	11,560	12,180
6.00%, 6/15/37	13,489	14,011
		121,499
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $2,936,942)		2,648,038
U.S. TREASURY OBLIGATIONS - 28.7%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,286,406
4.00%, 11/15/42	4,000,000	3,727,969
4.25%, 5/15/39	2,000,000	1,979,687
4.38%, 2/15/38	1,000,000	1,014,766
	Principal Amount	Value
4.50%, 8/15/39	$2,000,000	$2,025,625
4.50%, 2/15/44	2,000,000	1,971,563
		12,006,016
U.S. Treasury Notes
1.38%, 7/15/33	1,066,740	1,049,720
2.13%, 1/15/35	1,026,580	1,056,361
3.50%, 2/15/33	4,000,000	3,896,406
3.63%, 9/30/31	1,000,000	990,625
3.75%, 8/31/31	2,000,000	1,995,000
3.88%, 8/31/32	1,000,000	999,688
4.00%, 10/31/29	2,000,000	2,024,844
4.00%, 7/31/30	3,000,000	3,037,969
4.00%, 2/15/34	2,000,000	2,001,328
4.00%, 4/30/32	1,000,000	1,008,398
4.00%, 6/30/32	3,000,000	3,023,320
4.00%, 7/31/32	1,000,000	1,007,227
4.13%, 10/31/27	1,000,000	1,010,000
4.13%, 11/15/32	2,000,000	2,028,984
4.13%, 8/31/30	2,000,000	2,035,859
4.13%, 3/31/31	1,000,000	1,017,930
4.13%, 7/31/31	2,000,000	2,034,766
4.13%, 2/29/32	2,000,000	2,031,875
4.25%, 2/28/31	2,000,000	2,048,203
4.25%, 11/15/34	2,000,000	2,030,312
4.25%, 8/15/35	2,000,000	2,025,000
4.38%, 11/30/28	1,000,000	1,021,914
4.38%, 5/15/34	3,000,000	3,079,102
4.50%, 11/15/25	2,000,000	2,000,278
4.50%, 7/15/26	1,000,000	1,004,829
		45,459,938
TOTAL U.S. TREASURY OBLIGATIONS (COST $57,521,543)		57,465,954

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND - 1.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(c)	2,433,652	$2,433,652
TOTAL MONEY MARKET FUND (COST $2,433,652)		2,433,652

TOTAL INVESTMENTS (COST $203,541,570) - 99.0%		198,582,888

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		1,965,685
NET ASSETS - 100.0%		$200,548,573

(a)
Variable rate security. Rate in effect at October 31, 2025. For securities based on published reference rate and spread, the reference rate and spread are indicated. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. As a result, no reference rate or spread is included.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of October 31, 2025.
(c)	7-day current yield as of October 31, 2025.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED INTERNATIONAL FUND

Country Diversification	Percent*
United Kingdom	29.3%
Japan	13.3
Netherlands	10.7
Germany	6.8
China	6.7
Taiwan	5.4
Spain	4.9
India	3.3
Switzerland	2.9
France	2.8
Australia	2.5
Brazil	2.3
Mexico	1.3
Singapore	1.0
Israel	0.8
Finland	0.7
Italy	0.6
Sweden	0.5
Denmark	0.5
United States	0.5
Norway	0.5
Ireland (Republic of)	0.4
Indonesia	0.4
Belgium	0.4
Republic of Korea (South)	0.3
Luxembourg	0.3
Jersey	0.2
Hong Kong	0.2
South Africa	0.1
Total Investments	99.6%

*	Percentages are based on net assets as of October 31, 2025.

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
COMMON STOCKS - 98.1%

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	16,627	$309,096

AUTOMOBILES - 1.6%
Honda Motor Co. Ltd., Sponsored ADR	111,053	3,387,117
Li Auto, Inc., ADR(a)	21,898	456,573
NIO, Inc., ADR(a)	26,351	191,045
XPeng, Inc., ADR(a)	9,078	213,242
		4,247,977
BANKS - 20.3%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	267,055	5,375,817
Banco Santander SA, Sponsored ADR	682,421	6,926,573
Barclays PLC, Sponsored ADR	167,177	3,592,634
HDFC Bank Ltd., ADR	78,488	2,842,835
HSBC Holdings PLC, Sponsored ADR	136,003	9,529,730
ICICI Bank Ltd., Sponsored ADR	86,970	2,635,191
ING Groep N.V., Sponsored ADR	141,301	3,522,634
KB Financial Group, Inc., ADR	10,758	875,916
Lloyds Banking Group PLC, ADR	713,897	3,362,455
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	460,069	6,960,844
Mizuho Financial Group, Inc., ADR	315,100	2,120,623
NatWest Group PLC, Sponsored ADR	196,063	3,033,095
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	265,464	4,321,754
		55,100,101
BEVERAGES - 0.4%
Fomento Economico Mexicano SAB de CV, Sponsored ADR	11,827	1,115,996

BIOTECHNOLOGY - 3.5%
Abivax SA, ADR(a)	6,225	637,565
Amarin Corp. PLC, ADR(a)	1,169	19,043
Argenx SE, ADR(a)	5,489	4,492,747
Ascendis Pharma A/S, ADR(a)	6,712	1,353,139
BeOne Medicines Ltd., ADR(a)	1,896	588,670
Bicycle Therapeutics PLC, ADR(a)	11,209	90,457
Centessa Pharmaceuticals PLC, ADR(a)	5,436	135,356
Galapagos N.V., Sponsored ADR(a)	31,878	1,013,083
Immunocore Holdings PLC, ADR(a)	35,726	1,182,173
Silence Therapeutics PLC, ADR(a)	5,800	41,528
		9,553,761
BROADLINE RETAIL - 6.1%
Alibaba Group Holding Ltd., Sponsored ADR	59,714	10,177,057
JD.com, Inc., ADR	38,046	1,257,040
	Shares	Value
PDD Holdings, Inc., ADR(a)	16,909	$2,280,517
Sea Ltd., ADR(a)	17,725	2,769,531
		16,484,145
CAPITAL MARKETS - 3.7%
Deutsche Bank AG	93,111	3,330,580
Futu Holdings Ltd., ADR	3,070	611,053
Nomura Holdings, Inc., Sponsored ADR	85,620	609,614
UBS Group AG	142,291	5,458,283
		10,009,530
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Rentokil Initial PLC, Sponsored ADR	32,442	902,536

COMMUNICATIONS EQUIPMENT - 1.3%
Nokia Oyj, Sponsored ADR	282,288	1,950,610
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,448,934
		3,399,544
CONSTRUCTION MATERIALS - 0.3%
CEMEX SAB de CV, Sponsored ADR	75,555	766,883

DIVERSIFIED CONSUMER SERVICES - 0.5%
Pearson PLC, Sponsored ADR	97,434	1,355,307

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
Chunghwa Telecom Co. Ltd., Sponsored ADR	25,821	1,099,458
Telefonica SA, Sponsored ADR	169,980	858,399
Telkom Indonesia Persero Tbk PT, ADR	54,458	1,066,832
		3,024,689
ELECTRIC UTILITIES - 0.3%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	844,964

ENTERTAINMENT - 0.4%
NetEase, Inc., ADR	6,413	898,461
Tencent Music Entertainment Group, ADR	6,156	137,402
		1,035,863
FINANCIAL SERVICES - 0.7%
ORIX Corp., Sponsored ADR	78,460	1,921,485

GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	293,436

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Koninklijke Philips N.V., Sponsored NYS	59,082	$1,614,120
Smith & Nephew PLC, Sponsored ADR	71,999	2,651,003
		4,265,123
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Fresenius Medical Care AG, ADR	36,535	980,599

HOTELS, RESTAURANTS & LEISURE - 0.8%
InterContinental Hotels Group PLC, ADR	15,141	1,839,026
Trip.com Group Ltd., ADR	6,547	462,545
		2,301,571
HOUSEHOLD DURABLES - 2.9%
Sony Group Corp., Sponsored ADR	286,690	7,995,784

INSURANCE - 0.9%
Aegon Ltd., Sponsored NYS	84,978	643,283
Prudential PLC, ADR	60,694	1,690,935
		2,334,218
INTERACTIVE MEDIA & SERVICES - 0.1%
Baidu, Inc., Sponsored ADR(a)	3,379	408,420

IT SERVICES - 1.3%
Endava PLC, Sponsored ADR(a)	2,407	22,313
Infosys Ltd., Sponsored ADR	179,816	2,979,551
Wipro Ltd., ADR	168,148	442,229
		3,444,093
MEDIA - 0.4%
Criteo SA, Sponsored ADR(a)	18,292	418,521
WPP PLC, Sponsored ADR	36,066	684,172
		1,102,693
METALS & MINING - 4.8%
ArcelorMittal SA, Sponsored NYS	21,827	831,391
BHP Group Ltd., Sponsored ADR	116,925	6,670,571
Gold Fields Ltd., Sponsored ADR	4,039	155,138
Rio Tinto PLC, Sponsored ADR	60,478	4,338,692
Vale SA, Sponsored ADR	90,960	1,099,706
		13,095,498
MULTI-UTILITIES - 2.0%
National Grid PLC, Sponsored ADR	72,047	5,421,537

OIL, GAS & CONSUMABLE FUELS - 8.9%
BP PLC, Sponsored ADR	115,998	4,075,010
	Shares	Value
Eni S.p.A., Sponsored ADR	45,074	$1,663,681
Equinor ASA, Sponsored ADR	52,698	1,262,644
Petroleo Brasileiro SA, Sponsored ADR	25,860	301,011
Shell PLC, ADR	135,952	10,185,524
TotalEnergies SE, Sponsored ADR	105,268	6,551,880
		24,039,750
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	25,371	229,100

PASSENGER AIRLINES - 0.4%
Ryanair Holdings PLC, Sponsored ADR	17,639	1,102,085

PERSONAL CARE PRODUCTS - 4.7%
Unilever PLC, Sponsored ADR	209,771	12,626,117

PHARMACEUTICALS - 5.0%
Haleon PLC, ADR	427,721	3,964,974
HUTCHMED China Ltd., ADR(a)	50,055	734,807
Takeda Pharmaceutical Co. Ltd., ADR	651,533	8,756,604
		13,456,385
PROFESSIONAL SERVICES - 2.5%
RELX PLC, Sponsored ADR	151,036	6,681,833

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR	15,738	268,333

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
ARM Holdings PLC, ADR(a)	6,562	1,114,359
ASE Industrial Holding Co. Ltd., ADR	57,146	914,908
ASML Holding N.V., Sponsored NYS	17,210	18,229,348
STMicroelectronics N.V., Sponsored NYS	43,243	1,058,156
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	38,645	11,610,117
United Microelectronics Corp., Sponsored ADR	136,133	1,049,586
		33,976,474
SOFTWARE - 6.1%
Nice Ltd., Sponsored ADR(a)	15,837	2,164,285
SAP SE, Sponsored ADR	54,708	14,224,627
		16,388,912
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Logitech International SA	14,265	1,719,788

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
WATER UTILITIES - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	16,986	$416,836

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, ADR	74,088	1,686,984
Vodafone Group PLC, Sponsored ADR	112,382	1,354,203
		3,041,187
TOTAL COMMON STOCKS (COST $226,077,639)		265,661,649
MONEY MARKET FUND - 0.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(b)	690,206	690,206
TOTAL MONEY MARKET FUND (COST $690,206)		690,206
PREFERRED STOCKS - 1.2%

BANKS - 0.7%
Itau Unibanco Holding SA, Sponsored ADR, 3.38%(c)	268,209	1,974,018
BIOTECHNOLOGY - 0.0%
Grifols SA, ADR, 1.88%(c)	4,960	46,475
OIL, GAS & CONSUMABLE FUELS - 0.5%
Petroleo Brasileiro SA, Sponsored ADR, 2.68%(c)	113,226	1,251,148
TOTAL PREFERRED STOCKS (COST $3,029,692)		3,271,641

	Shares	Value
TOTAL INVESTMENTS (COST $229,797,537) - 99.6%		$269,623,496

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,098,442
NET ASSETS - 100.0%		$270,721,938

(a)	Non-income producing security.
(b)	7-day current yield as of October 31, 2025.
(c)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 2.1%
Axon Enterprise, Inc.(a)	606	$443,731
Boeing Co. (The)(a)	3,877	779,355
General Dynamics Corp.	570	196,593
General Electric Co.	6,013	1,857,716
Howmet Aerospace, Inc.	1,758	362,060
L3Harris Technologies, Inc.	972	281,005
Lockheed Martin Corp.	1,044	513,523
Northrop Grumman Corp.	848	494,766
RTX Corp.	6,946	1,239,861
Textron, Inc.	597	48,244
TransDigm Group, Inc.	257	336,287
		6,553,141
AIR FREIGHT & LOGISTICS - 0.2%
C.H. Robinson Worldwide, Inc.	1,205	185,558
Expeditors International of Washington, Inc.	1,454	177,242
FedEx Corp.	11	2,792
United Parcel Service, Inc., Class B	3,302	318,379
		683,971
AUTOMOBILES - 2.4%
Ford Motor Co.	24,591	322,880
General Motors Co.	4,638	320,439
Tesla, Inc.(a)	14,854	6,781,742
		7,425,061
BANKS - 3.5%
Bank of America Corp.	38,335	2,049,006
Citigroup, Inc.	9,308	942,249
Citizens Financial Group, Inc.	1,163	59,162
Fifth Third Bancorp	4,350	181,047
Huntington Bancshares, Inc.	12,350	190,684
JPMorgan Chase & Co.	15,185	4,724,357
KeyCorp	7,900	138,961
Regions Financial Corp.	7,892	190,986
Truist Financial Corp.	7,326	326,959
U.S. Bancorp	7,905	369,005
Wells Fargo & Co.	17,881	1,555,111
		10,727,527
BEVERAGES - 1.2%
Coca-Cola Co. (The)	25,724	1,772,384
Keurig Dr Pepper, Inc.	5,015	136,207
Monster Beverage Corp.(a)	6,052	404,455
PepsiCo, Inc.	8,587	1,254,475
		3,567,521
BIOTECHNOLOGY - 1.8%
AbbVie, Inc.	11,211	2,444,446
	Shares	Value
Amgen, Inc.	5,171	$1,543,181
Gilead Sciences, Inc.	10,159	1,216,947
Incyte Corp.(a)	4,162	389,064
Moderna, Inc.(a)	1,993	54,130
		5,647,768
BROADLINE RETAIL - 3.9%
Amazon.com, Inc.(a)	48,832	11,925,751
eBay, Inc.	3,111	252,955
		12,178,706
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	807	53,254
Allegion PLC	77	12,764
Builders FirstSource, Inc.(a)	87	10,107
Carrier Global Corp.	8,574	510,067
Johnson Controls International PLC	4,622	528,711
Masco Corp.	1,108	71,754
Trane Technologies PLC	1,930	865,894
		2,052,551
CAPITAL MARKETS - 3.3%
Bank of New York Mellon Corp. (The)	5,406	583,470
Blackrock, Inc.	320	346,499
Blackstone, Inc.	3,582	525,264
Cboe Global Markets, Inc.	699	171,702
Charles Schwab Corp. (The)	7,781	735,460
CME Group, Inc.	2,144	569,211
Coinbase Global, Inc., Class A(a)	1,143	392,940
FactSet Research Systems, Inc.	1,393	371,652
Franklin Resources, Inc.	2,300	52,003
Goldman Sachs Group, Inc. (The)	1,237	976,451
Intercontinental Exchange, Inc.	3,189	466,519
Invesco Ltd.	2,500	59,250
KKR & Co., Inc.	2,636	311,918
Moody's Corp.	1,529	734,379
Morgan Stanley	6,722	1,102,408
Nasdaq, Inc.	5,973	510,632
Northern Trust Corp.	683	87,882
Raymond James Financial, Inc.	875	138,836
Robinhood Markets, Inc., Class A(a)	3,937	577,873
S&P Global, Inc.	2,415	1,176,612
State Street Corp.	1,585	183,321
T. Rowe Price Group, Inc.	803	82,332
		10,156,614
CHEMICALS - 0.8%
Air Products and Chemicals, Inc.	403	97,764
CF Industries Holdings, Inc.	795	66,215
Corteva, Inc.	3,807	233,902
Dow, Inc.	4,069	97,046

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
DuPont de Nemours, Inc.	2,076	$169,505
Ecolab, Inc.	1,525	391,010
International Flavors & Fragrances, Inc.	1,328	83,624
Linde PLC	2,401	1,004,338
LyondellBasell Industries N.V., Class A	1,530	71,023
Mosaic Co. (The)	2,160	59,292
PPG Industries, Inc.	1,165	113,879
Sherwin-Williams Co. (The)	448	154,533
Solstice Advanced Materials, Inc.(a)	886	39,921
		2,582,052
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Cintas Corp.	1,872	343,081
Copart, Inc.(a)	5,166	222,190
Republic Services, Inc.	1,447	301,323
Rollins, Inc.	2,895	166,781
Veralto Corp.	1,275	125,817
Waste Management, Inc.	2,211	441,692
		1,600,884
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.(a)	4,239	668,448
Cisco Systems, Inc.	26,917	1,967,902
F5, Inc.(a)	17	4,302
Motorola Solutions, Inc.	704	286,323
		2,926,975
CONSTRUCTION & ENGINEERING - 0.1%
EMCOR Group, Inc.	129	87,176
Quanta Services, Inc.	576	258,699
		345,875
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	289	177,186
Vulcan Materials Co.	411	118,984
		296,170
CONSUMER FINANCE - 0.7%
American Express Co.	2,954	1,065,597
Capital One Financial Corp.	2,680	589,573
Synchrony Financial	7,184	534,346
		2,189,516
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Costco Wholesale Corp.	2,219	2,022,507
Dollar Tree, Inc.(a)	572	56,697
Kroger Co. (The)	4,059	258,274
	Shares	Value
Sysco Corp.	2,990	$222,097
Target Corp.	1,512	140,193
Walmart, Inc.	24,821	2,511,389
		5,211,157
CONTAINERS & PACKAGING - 0.3%
Amcor PLC	31,380	247,902
Ball Corp.	8,256	388,032
International Paper Co.	2,236	86,399
Smurfit WestRock PLC	1,601	59,109
		781,442
DISTRIBUTORS - 0.4%
Genuine Parts Co.	3,284	418,086
LKQ Corp.	12,210	390,232
Pool Corp.	1,289	344,240
		1,152,558
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	45,941	1,137,040
Verizon Communications, Inc.	22,561	896,574
		2,033,614
ELECTRIC UTILITIES - 1.7%
Alliant Energy Corp.	2,090	139,654
American Electric Power Co., Inc.	2,934	352,843
Constellation Energy Corp.	1,738	655,226
Duke Energy Corp.	5,496	683,153
Edison International	2,094	115,966
Entergy Corp.	1,528	146,825
Evergy, Inc.	1,721	132,190
Eversource Energy	1,973	145,627
Exelon Corp.	7,191	331,649
FirstEnergy Corp.	4,259	195,190
NextEra Energy, Inc.	10,857	883,760
NRG Energy, Inc.	463	79,571
PG&E Corp.	8,106	129,372
Pinnacle West Capital Corp.	510	45,145
PPL Corp.	7,780	284,125
Southern Co. (The)	7,424	698,153
Xcel Energy, Inc.	3,140	254,874
		5,273,323
ELECTRICAL EQUIPMENT - 0.8%
AMETEK, Inc.	952	192,409
Eaton Corp. PLC	2,149	819,972
Emerson Electric Co.	2,509	350,181

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
GE Vernova, Inc.	1,925	$1,126,395
Generac Holdings, Inc.(a)	73	12,266
Rockwell Automation, Inc.	15	5,525
		2,506,748
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	4,515	629,120
Corning, Inc.	5,104	454,664
Keysight Technologies, Inc.(a)	2,742	501,676
TE Connectivity PLC	752	185,752
Teledyne Technologies, Inc.(a)	4	2,107
Trimble, Inc.(a)	1,517	120,981
		1,894,300
ENERGY EQUIPMENT & SERVICES - 0.2%
Baker Hughes Co.	5,217	252,555
Halliburton Co.	4,080	109,507
SLB Ltd.	7,767	280,078
		642,140
ENTERTAINMENT - 1.3%
Electronic Arts, Inc.	1,499	299,890
Netflix, Inc.(a)	2,217	2,480,512
Walt Disney Co. (The)	9,379	1,056,263
Warner Bros Discovery, Inc.(a)	13,884	311,696
		4,148,361
FINANCIAL SERVICES - 3.8%
Apollo Global Management, Inc.	1,448	180,001
Berkshire Hathaway, Inc., Class B(a)	10,360	4,947,314
Corpay, Inc.(a)	30	7,811
Fidelity National Information Services, Inc.	2,912	182,058
Fiserv, Inc.(a)	3,122	208,206
Mastercard, Inc., Class A	4,631	2,556,266
PayPal Holdings, Inc.(a)	5,053	350,021
Visa, Inc., Class A	9,504	3,238,393
		11,670,070
FOOD PRODUCTS - 0.6%
Archer-Daniels-Midland Co.	2,648	160,283
Bunge Global SA	2,872	271,691
Conagra Brands, Inc.	4,970	85,434
General Mills, Inc.	5,287	246,427
Hormel Foods Corp.	4,023	86,857
J M Smucker Co. (The)	570	59,024
Kellanova	2,538	210,806
Kraft Heinz Co. (The)	6,176	152,733
McCormick & Co., Inc.	1,409	90,401
	Shares	Value
Mondelez International, Inc., Class A	8,434	$484,618
The Campbell's Co.	2,562	77,193
Tyson Foods, Inc., Class A	1,566	80,508
		2,005,975
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	219,802

GROUND TRANSPORTATION - 0.7%
CSX Corp.	12,654	455,797
J.B. Hunt Transport Services, Inc.	154	26,005
Old Dominion Freight Line, Inc.	547	76,810
Uber Technologies, Inc.(a)	10,484	1,011,706
Union Pacific Corp.	2,863	630,919
		2,201,237
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Abbott Laboratories	11,040	1,364,765
Baxter International, Inc.	3,423	63,223
Becton, Dickinson and Co.	2,402	429,261
Boston Scientific Corp.(a)	11,065	1,114,467
Cooper Cos., Inc. (The)(a)	5,727	400,375
Dexcom, Inc.(a)	2,114	123,077
Edwards Lifesciences Corp.(a)	3,140	258,893
Hologic, Inc.(a)	2,143	158,389
IDEXX Laboratories, Inc.(a)	940	591,739
Insulet Corp.(a)	266	83,261
Intuitive Surgical, Inc.(a)	2,062	1,101,685
Medtronic PLC	8,397	761,608
ResMed, Inc.	770	190,098
Solventum Corp.(a)	789	54,472
STERIS PLC	357	84,145
Stryker Corp.	2,238	797,265
Zimmer Holdings, Inc.	1,772	178,192
		7,754,915
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Cardinal Health, Inc.	3,452	658,538
Cencora, Inc.	2,099	709,063
Centene Corp.(a)	14,848	525,174
Cigna Group (The)	2,521	616,158
CVS Health Corp.	7,202	562,836
DaVita, Inc.(a)	452	53,797
Elevance Health, Inc.	2,301	729,877
Henry Schein, Inc.(a)	1,009	63,769
Humana, Inc.	1,763	490,449
Labcorp Holdings, Inc.	211	53,585

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
McKesson Corp.	1,029	$834,869
Molina Healthcare, Inc.(a)	1,261	193,009
Quest Diagnostics, Inc.	1,055	185,627
		5,676,751
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	99,212

HOTELS, RESTAURANTS & LEISURE - 1.5%
Airbnb, Inc., Class A(a)	1,944	245,994
Booking Holdings, Inc.	168	853,060
Carnival Corp.(a)	6,190	178,458
Chipotle Mexican Grill, Inc.(a)	6,796	215,365
Domino's Pizza, Inc.	22	8,766
DoorDash, Inc., Class A(a)	1,712	435,481
Expedia Group, Inc.	255	56,100
Hilton Worldwide Holdings, Inc.	1,049	269,551
Marriott International, Inc., Class A	1,012	263,707
McDonald's Corp.	3,636	1,085,091
Norwegian Cruise Line Holdings Ltd.(a)	2,830	63,449
Royal Caribbean Cruises Ltd.	1,549	444,300
Starbucks Corp.	5,093	411,871
Yum! Brands, Inc.	1,563	216,022
		4,747,215
HOUSEHOLD DURABLES - 0.1%
D.R. Horton, Inc.	1,025	152,807
Garmin Ltd.	674	144,195
Mohawk Industries, Inc.(a)	34	3,864
		300,866
HOUSEHOLD PRODUCTS - 1.0%
Church & Dwight Co., Inc.	2,673	234,395
Clorox Co. (The)	59	6,635
Colgate-Palmolive Co.	5,190	399,890
Kimberly-Clark Corp.	2,402	287,544
Procter & Gamble Co. (The)	14,279	2,147,133
		3,075,597
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	72,818
Vistra Corp.	1,638	308,435
		381,253
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	2,811	468,032
Honeywell International, Inc.	3,543	713,312
		1,181,344
	Shares	Value
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	8,024	$995,698

INSURANCE - 1.9%
Aflac, Inc.	3,137	336,255
Allstate Corp. (The)	1,691	323,860
American International Group, Inc.	3,722	293,889
Aon PLC, Class A	528	179,879
Arch Capital Group Ltd.	2,274	196,269
Arthur J. Gallagher & Co.	1,588	396,190
Brown & Brown, Inc.	1,794	143,054
Chubb Ltd.	2,623	726,414
Cincinnati Financial Corp.	902	139,440
Erie Indemnity Co., Class A	117	34,239
Hartford Insurance Group, Inc. (The)	2,544	315,914
Loews Corp.	880	87,613
Marsh & McLennan Cos., Inc.	3,456	615,686
MetLife, Inc.	4,149	331,173
Principal Financial Group, Inc.	5,210	437,848
Progressive Corp. (The)	3,605	742,630
Prudential Financial, Inc.	1,562	162,448
Travelers Cos., Inc. (The)	925	248,474
W.R. Berkley Corp.	2,158	153,952
		5,865,227
INTERACTIVE MEDIA & SERVICES - 7.5%
Alphabet, Inc., Class A	30,400	8,548,176
Alphabet, Inc., Class C	26,008	7,329,575
Match Group, Inc.	831	26,874
Meta Platforms, Inc., Class A	11,522	7,470,289
		23,374,914
IT SERVICES - 1.1%
Accenture PLC, Class A	2,451	612,995
Akamai Technologies, Inc.(a)	4,933	370,468
Cognizant Technology Solutions Corp., Class A	2,667	194,371
EPAM Systems, Inc.(a)	26	4,252
Gartner, Inc.(a)	1,687	418,950
GoDaddy, Inc., Class A(a)	313	41,670
International Business Machines Corp.	6,069	1,865,671
		3,508,377
LEISURE PRODUCTS - 0.0%
Hasbro, Inc.	1,422	108,513

LIFE SCIENCES TOOLS & SERVICES - 1.4%
Agilent Technologies, Inc.	5,261	770,000

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Bio-Techne Corp.	2,182	$136,528
Danaher Corp.	6,383	1,374,770
IQVIA Holdings, Inc.(a)	1,911	413,655
Mettler-Toledo International, Inc.(a)	342	484,371
Revvity, Inc.	4,278	400,378
Waters Corp.(a)	1,238	432,805
West Pharmaceutical Services, Inc.	983	277,275
		4,289,782
MACHINERY - 1.1%
Caterpillar, Inc.	2,410	1,391,197
Deere & Co.	786	362,841
Fortive Corp.	2,024	101,888
Illinois Tool Works, Inc.	997	243,188
Ingersoll Rand, Inc.	5,301	404,625
Otis Worldwide Corp.	2,409	223,459
PACCAR, Inc.	2,498	245,803
Parker-Hannifin Corp.	142	109,742
Stanley Black & Decker, Inc.	79	5,350
Westinghouse Air Brake Technologies Corp.	441	90,158
Xylem, Inc.	1,037	156,432
		3,334,683
MEDIA - 0.5%
Charter Communications, Inc., Class A(a)	35	8,184
Comcast Corp., Class A	21,354	594,389
Fox Corp., Class A	1,088	70,339
Fox Corp., Class B	3,263	190,592
Interpublic Group of Cos., Inc. (The)	14,342	368,016
News Corp., Class A	2,690	71,285
News Corp., Class B	1,680	51,190
Omnicom Group, Inc.	621	46,587
Paramount Skydance Corp., Class B	3,380	52,018
		1,452,600
METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	7,958	331,848
Newmont Corp.	5,613	454,485
Nucor Corp.	757	113,588
Steel Dynamics, Inc.	412	64,602
		964,523
MULTI-UTILITIES - 0.8%
Ameren Corp.	1,395	142,318
CenterPoint Energy, Inc.	5,180	198,083
CMS Energy Corp.	2,241	164,826
Consolidated Edison, Inc.	3,297	321,161
Dominion Energy, Inc.	4,568	268,096
DTE Energy Co.	1,123	152,211
NiSource, Inc.	4,370	184,021
	Shares	Value
Public Service Enterprise Group, Inc.	3,290	$265,042
Sempra	3,920	360,405
WEC Energy Group, Inc.	2,365	264,241
		2,320,404
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.0%
BXP, Inc.	1,238	88,133

OIL, GAS & CONSUMABLE FUELS - 2.6%
APA Corp.	1,420	32,163
Chevron Corp.	10,348	1,632,087
ConocoPhillips	7,205	640,236
Coterra Energy, Inc.	4,790	113,331
Devon Energy Corp.	3,180	103,318
Diamondback Energy, Inc.	762	109,111
EOG Resources, Inc.	2,618	277,089
EQT Corp.	1,813	97,141
Exxon Mobil Corp.	24,275	2,776,089
Kinder Morgan, Inc.	18,540	485,563
Marathon Petroleum Corp.	1,695	330,372
Occidental Petroleum Corp.	3,985	164,182
ONEOK, Inc.	2,812	188,404
Phillips 66	2,131	290,114
Targa Resources Corp.	864	133,091
Texas Pacific Land Corp.	37	34,905
Valero Energy Corp.	1,591	269,770
Williams Cos., Inc. (The)	7,696	445,367
		8,122,333
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	114,932
Southwest Airlines Co.	3,302	100,051
United Airlines Holdings, Inc.(a)	710	66,768
		281,751
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	60,044
Kenvue, Inc.	10,007	143,801
		203,845
PHARMACEUTICALS - 0.5%
Zoetis, Inc.	10,233	1,474,473

PROFESSIONAL SERVICES - 0.4%
Automatic Data Processing, Inc.	3,522	916,776
Broadridge Financial Solutions, Inc.	30	6,612

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Jacobs Solutions, Inc.	560	$87,254
Paychex, Inc.	2,190	256,296
		1,266,938
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,798	578,929
CoStar Group, Inc.(a)	1,886	129,776
		708,705
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
Equity Residential	2,389	142,002
Invitation Homes, Inc.	175	4,926
UDR, Inc.	2,330	78,498
		225,426
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Federal Realty Investment Trust	135	12,986
Kimco Realty Corp.	5,150	106,399
Realty Income Corp.	3,880	224,962
Regency Centers Corp.	1,945	134,108
Simon Property Group, Inc.	1,289	226,554
		705,009
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.1%
Advanced Micro Devices, Inc.(a)	9,064	2,321,472
Analog Devices, Inc.	2,303	539,201
Applied Materials, Inc.	5,866	1,367,365
Broadcom, Inc.	25,474	9,415,955
First Solar, Inc.(a)	332	88,624
Intel Corp.(a)	33,093	1,323,389
KLA Corp.	335	404,928
Lam Research Corp.	9,610	1,513,190
Micron Technology, Inc.	5,144	1,151,073
Monolithic Power Systems, Inc.	162	162,810
NVIDIA Corp.	132,166	26,762,293
NXP Semiconductors N.V.	2,987	624,641
QUALCOMM, Inc.	4,273	772,986
Texas Instruments, Inc.	3,232	521,839
		46,969,766
SOFTWARE - 11.5%
Adobe, Inc.(a)	3,326	1,131,871
AppLovin Corp., Class A(a)	1,597	1,017,816
Autodesk, Inc.(a)	2,260	681,028
Cadence Design Systems, Inc.(a)	2,415	817,936
Crowdstrike Holdings, Inc., Class A(a)	1,287	698,854
Fair Isaac Corp.(a)	24	39,829
	Shares	Value
Fortinet, Inc.(a)	3,098	$267,760
Gen Digital, Inc.	4,396	115,879
Intuit, Inc.	2,029	1,354,459
Microsoft Corp.	39,798	20,607,802
Oracle Corp.	8,919	2,342,219
Palantir Technologies, Inc., Class A(a)	12,155	2,436,713
Palo Alto Networks, Inc.(a)	5,118	1,127,188
Salesforce, Inc.	4,694	1,222,365
ServiceNow, Inc.(a)	1,022	939,504
Synopsys, Inc.(a)	753	341,727
Workday, Inc., Class A(a)	2,548	611,316
		35,754,266
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.2%
American Tower Corp.	4,398	787,154
Crown Castle, Inc.	5,850	527,787
Digital Realty Trust, Inc.	3,698	630,176
Equinix, Inc.	945	799,480
Extra Space Storage, Inc.	971	129,667
Iron Mountain, Inc.	1,456	149,895
SBA Communications Corp.	2,314	443,085
Weyerhaeuser Co.	5,852	134,596
		3,601,840
SPECIALTY RETAIL - 1.9%
Best Buy Co., Inc.	4,795	393,861
CarMax, Inc.(a)	8,592	360,091
Home Depot, Inc. (The)	6,245	2,370,540
Lowe’s Cos., Inc.	4,371	1,040,866
TJX Cos., Inc. (The)	6,350	889,889
Tractor Supply Co.	8,808	476,601
Williams-Sonoma, Inc.	2,273	441,735
		5,973,583
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.7%
Apple, Inc.	79,069	21,377,885
Dell Technologies, Inc., Class C	272	44,067
Hewlett Packard Enterprise Co.	24,668	602,393
HP, Inc.	16,795	464,718
NetApp, Inc.	3,867	455,455
Seagate Technology Holdings PLC	1,448	370,514
Western Digital Corp.	4,686	703,884
		24,018,916
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.(a)	4,590	374,085

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
NIKE, Inc., Class B	5,426	$350,465
Ralph Lauren Corp.	28	8,951
Tapestry, Inc.	924	101,474
		834,975
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	6,832	281,137
United Rentals, Inc.	67	58,369
W.W. Grainger, Inc.	582	569,778
		909,284
WATER UTILITIES - 0.0%
American Water Works Co., Inc.	1,074	137,934

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
T-Mobile U.S., Inc.	3,364	706,608

TOTAL COMMON STOCKS (COST $201,132,779)		310,090,718
	Shares	Value
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	$—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(d)	468,910	468,910
TOTAL MONEY MARKET FUND (COST $468,910)		468,910

TOTAL INVESTMENTS (COST $201,601,689) - 100.0%		310,559,628

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		26,444
NET ASSETS - 100.0%		$310,586,072

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of October 31, 2025.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 2.9%
AAR Corp.(a)	1,455	$122,525
AeroVironment, Inc.(a)	1,169	432,425
ATI, Inc.(a)	6,227	616,286
BWX Technologies, Inc.	3,583	765,365
Carpenter Technology Corp.	2,034	642,541
Curtiss-Wright Corp.	1,154	687,472
Hexcel Corp.	3,894	278,032
Kratos Defense & Security Solutions, Inc.(a)	5,290	479,274
Mercury Systems, Inc.(a)	2,243	173,631
Moog, Inc., Class A	887	181,702
National Presto Industries, Inc.	48	5,134
Woodward, Inc.	2,334	611,765
		4,996,152
AIR FREIGHT & LOGISTICS - 0.3%
Forward Air Corp.(a)	1,308	24,604
GXO Logistics, Inc.(a)	5,534	311,066
Hub Group, Inc., Class A	2,982	109,827
		445,497
AUTOMOBILE COMPONENTS - 1.2%
Adient PLC(a)	4,386	101,711
American Axle & Manufacturing Holdings, Inc.(a)	6,850	42,470
Autoliv, Inc.	1,817	212,226
BorgWarner, Inc.	12,783	549,158
Dana, Inc.	7,151	145,165
Dorman Products, Inc.(a)	306	41,044
Fox Factory Holding Corp.(a)	1,440	31,838
Gentex Corp.	11,098	260,248
Gentherm, Inc.(a)	1,290	47,472
Goodyear Tire & Rubber Co. (The)(a)	13,896	95,744
Lear Corp.	3,626	379,461
Patrick Industries, Inc.	725	75,668
Phinia, Inc.	973	50,508
XPEL, Inc.(a)	665	22,677
		2,055,390
AUTOMOBILES - 0.2%
Harley-Davidson, Inc.	11,523	310,891
Thor Industries, Inc.	857	89,428
		400,319
BANKS - 6.8%
Ameris Bancorp	3,025	216,650
Associated Banc-Corp	7,939	196,649
Atlantic Union Bankshares Corp.	1,684	54,764
Axos Financial, Inc.(a)	2,598	202,592
	Shares	Value
Banc of California, Inc.	7,435	$126,172
BancFirst Corp.	122	13,281
Bancorp, Inc. (The)(a)	2,378	155,450
Bank OZK	4,739	213,208
BankUnited, Inc.	3,511	140,721
Beacon Financial Corp.	5,222	127,103
Cadence Bank	9,327	352,001
Capitol Federal Financial, Inc.	6,050	36,542
Cathay General Bancorp	2,917	132,578
Central Pacific Financial Corp.	1,180	33,642
Columbia Banking System, Inc.	15,423	413,336
Comerica, Inc.	5,312	406,368
Commerce Bancshares, Inc.	5,671	298,465
Community Financial System, Inc.	2,134	118,394
Customers Bancorp, Inc.(a)	702	47,118
CVB Financial Corp.	6,829	125,449
Dime Community Bancshares, Inc., Class B	2,282	59,902
Eagle Bancorp, Inc.	1,440	24,120
East West Bancorp, Inc.	4,437	450,799
F.N.B. Corp.	20,435	321,238
FB Financial Corp.	1,861	100,513
First Bancorp	1,870	90,770
First BanCorp (New York Exchange)	8,874	172,954
First Commonwealth Financial Corp.	4,960	75,838
First Financial Bancorp	4,760	111,432
First Financial Bankshares, Inc.	6,259	193,341
First Hawaiian, Inc.	6,020	147,671
First Horizon Corp.	26,847	573,452
Flagstar Bank NA	12,450	142,179
Fulton Financial Corp.	9,939	172,640
Glacier Bancorp, Inc.	5,236	213,891
Hancock Whitney Corp.	3,656	208,794
Hanmi Financial Corp.	1,901	50,186
Heritage Financial Corp.	1,430	31,732
Hilltop Holdings, Inc.	3,183	102,811
Home Bancshares, Inc.	9,688	258,766
Hope Bancorp, Inc.	8,372	87,822
International Bancshares Corp.	2,304	152,940
Lakeland Financial Corp.	575	32,804
National Bank Holdings Corp., Class A	1,800	64,188
NBT Bancorp, Inc.	2,040	82,559
Northwest Bancshares, Inc.	4,090	47,894
OFG Bancorp	2,491	96,302
Old National Bancorp	16,416	335,379
Pathward Financial, Inc.	16	1,089
Pinnacle Financial Partners, Inc.	809	68,935

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Prosperity Bancshares, Inc.	805	$52,985
Provident Financial Services, Inc.	3,730	68,222
Renasant Corp.	2,934	98,670
S&T Bancorp, Inc.	1,690	61,922
Seacoast Banking Corp. of Florida	3,510	106,353
ServisFirst Bancshares, Inc.	2,639	185,443
Simmons First National Corp., Class A	5,852	101,708
Southside Bancshares, Inc.	1,286	36,162
SouthState Bank Corp.	2,199	194,941
Stellar Bancorp, Inc.	3,104	91,351
Synovus Financial Corp.	6,547	292,258
Texas Capital Bancshares, Inc.(a)	871	73,025
Tompkins Financial Corp.	60	3,808
Triumph Financial, Inc.(a)	214	11,654
TrustCo Bank Corp. NY	800	30,168
Trustmark Corp.	3,420	127,292
UMB Financial Corp.	83	8,871
United Bankshares, Inc.	6,379	228,304
United Community Banks, Inc.	5,632	164,454
Valley National Bancorp	22,624	245,923
WaFd, Inc.	3,255	94,493
Webster Financial Corp.	7,649	436,299
Western Alliance Bancorp	3,007	232,591
Wintrust Financial Corp.	1,559	202,701
WSFS Financial Corp.	2,639	137,466
Zions Bancorp	6,475	337,412
		11,507,900
BEVERAGES - 0.5%
Celsius Holdings, Inc.(a)	7,482	450,641
Coca-Cola Consolidated, Inc.	2,650	345,507
National Beverage Corp.(a)	1,346	46,127
		842,275
BIOTECHNOLOGY - 2.8%
ADMA Biologics, Inc.(a)	3,794	58,731
Alkermes PLC(a)	6,928	212,690
Arcus Biosciences, Inc.(a)	3,030	59,752
Arrowhead Pharmaceuticals, Inc.(a)	5,688	241,114
BioMarin Pharmaceutical, Inc.(a)	10,392	556,699
Catalyst Pharmaceuticals, Inc.(a)	5,390	114,645
Cytokinetics, Inc.(a)	5,827	370,539
Dynavax Technologies Corp.(a)	6,528	66,977
Exelixis, Inc.(a)	14,784	571,697
Krystal Biotech, Inc.(a)	1,044	206,200
Myriad Genetics, Inc.(a)	4,317	34,709
Neurocrine Biosciences, Inc.(a)	4,322	618,954
Protagonist Therapeutics, Inc.(a)	2,605	204,805
Roivant Sciences Ltd.(a)	16,728	334,393
	Shares	Value
Sarepta Therapeutics, Inc.(a)	5,254	$126,149
TG Therapeutics, Inc.(a)	4,639	161,344
United Therapeutics Corp.(a)	1,634	727,833
Vericel Corp.(a)	2,286	80,147
Vir Biotechnology, Inc.(a)	4,180	24,913
Xencor, Inc.(a)	3,272	48,131
		4,820,422
BROADLINE RETAIL - 0.5%
Etsy, Inc.(a)	2,571	159,402
Kohl's Corp.	5,090	82,814
Macy's, Inc.	13,125	255,806
Ollie's Bargain Outlet Holdings, Inc.(a)	2,255	272,427
		770,449
BUILDING PRODUCTS - 2.5%
AAON, Inc.	2,697	265,358
Advanced Drainage Systems, Inc.	2,806	392,980
Apogee Enterprises, Inc.	130	4,759
Armstrong World Industries, Inc.	1,896	361,055
AZZ, Inc.	1,273	127,109
Carlisle Cos., Inc.	1,088	353,654
Fortune Brands Innovations, Inc.	5,544	281,635
Gibraltar Industries, Inc.(a)	536	33,441
Griffon Corp.	1,932	142,987
Hayward Holdings, Inc.(a)	6,637	112,630
Insteel Industries, Inc.	960	29,990
Masterbrand, Inc.(a)	4,058	51,253
Owens Corning	2,014	256,402
Quanex Building Products Corp.	2,025	28,775
Resideo Technologies, Inc.(a)	9,784	418,755
Simpson Manufacturing Co., Inc.	1,757	310,111
Trex Co., Inc.(a)	4,986	240,924
UFP Industries, Inc.	2,197	202,410
Zurn Elkay Water Solutions Corp., Class C	13,541	637,917
		4,252,145
CAPITAL MARKETS - 2.6%
Acadian Asset Management, Inc.	2,520	121,212
Artisan Partners Asset Management, Inc., Class A	2,578	112,556
BGC Group, Inc., Class A	11,665	106,618
Cohen & Steers, Inc.	1,440	98,381
Donnelley Financial Solutions, Inc.(a)	1,317	60,516
Evercore, Inc., Class A	947	278,948
Federated Hermes, Inc.	4,292	208,076
Hamilton Lane, Inc., Class A	1,864	212,422
Houlihan Lokey, Inc.	2,879	515,571
Janus Henderson Group PLC	11,290	491,792
Jefferies Financial Group, Inc.	7,858	415,138

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
MarketAxess Holdings, Inc.	499	$79,870
Morningstar, Inc.	94	19,956
PJT Partners, Inc., Class A	808	130,177
SEI Investments Co.	5,255	423,606
StepStone Group, Inc., Class A	2,111	128,518
Stifel Financial Corp.	5,538	655,865
StoneX Group, Inc.(a)	2,295	210,956
Virtu Financial, Inc., Class A	2,849	99,259
WisdomTree, Inc.	6,910	82,644
		4,452,081
CHEMICALS - 1.6%
AdvanSix, Inc.	1,540	28,629
Ashland, Inc.	2,114	103,375
Avient Corp.	4,516	144,828
Axalta Coating Systems Ltd.(a)	8,594	244,671
Balchem Corp.	1,610	246,958
Cabot Corp.	2,990	201,765
Celanese Corp.	1,401	53,854
Chemours Co. (The)	7,093	94,975
H.B. Fuller Co.	2,488	142,737
Hawkins, Inc.	1,076	152,631
Ingevity Corp.(a)	1,450	77,894
Koppers Holdings, Inc.	653	18,428
Minerals Technologies, Inc.	591	33,539
Olin Corp.	5,503	113,912
RPM International, Inc.	6,401	699,501
Scotts Miracle-Gro Co. (The)	1,523	81,511
Sensient Technologies Corp.	1,950	183,865
Westlake Corp.	539	37,089
		2,660,162
COMMERCIAL SERVICES & SUPPLIES - 2.0%
ABM Industries, Inc.	3,050	131,150
Brady Corp., Class A	2,095	159,031
Brink's Co. (The)	1,517	168,630
Clean Harbors, Inc.(a)	1,603	337,448
Corecivic, Inc.(a)	5,864	108,660
Deluxe Corp.	2,730	49,440
Enviri Corp.(a)	5,250	64,103
Geo Group, Inc. (The)(a)	6,388	108,404
Healthcare Services Group, Inc.(a)	4,472	79,915
HNI Corp.	5,732	234,553
Interface, Inc.	3,860	96,114
Liquidity Services, Inc.(a)	1,830	43,810
MillerKnoll, Inc.	3,446	53,827
MSA Safety, Inc.	802	125,938
	Shares	Value
OPENLANE, Inc.(a)	5,891	$155,640
Pitney Bowes, Inc.	11,310	111,743
RB Global, Inc.	8,857	878,792
Tetra Tech, Inc.	15,895	508,322
Vestis Corp.	6,657	34,949
		3,450,469
COMMUNICATIONS EQUIPMENT - 1.4%
Calix, Inc.(a)	2,883	197,255
Ciena Corp.(a)	5,301	1,006,766
Digi International, Inc.(a)	2,020	74,093
Extreme Networks, Inc.(a)	6,896	131,162
Harmonic, Inc.(a)	5,853	62,627
Lumentum Holdings, Inc.(a)	2,478	499,466
NetScout Systems, Inc.(a)	3,590	99,802
Viasat, Inc.(a)	3,400	135,388
Viavi Solutions, Inc.(a)	14,010	247,977
		2,454,536
CONSTRUCTION & ENGINEERING - 2.9%
AECOM	6,591	885,501
Arcosa, Inc.	2,319	236,538
Comfort Systems USA, Inc.	1,426	1,376,917
Dycom Industries, Inc.(a)	1,255	361,176
Everus Construction Group, Inc.(a)	1,003	91,163
Fluor Corp.(a)	7,771	378,992
Granite Construction, Inc.	2,021	207,981
MasTec, Inc.(a)	2,622	535,308
MYR Group, Inc.(a)	489	106,455
Sterling Infrastructure, Inc.(a)	1,335	504,496
Valmont Industries, Inc.	385	159,171
		4,843,698
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.	715	151,809
Knife River Corp.(a)	2,630	159,010
		310,819
CONSUMER FINANCE - 0.9%
Ally Financial, Inc.	13,317	518,964
Bread Financial Holdings, Inc.	891	55,821
Enova International, Inc.(a)	487	58,231
EZCORP, Inc., Class A(a)	3,780	68,985
FirstCash Holdings, Inc.	1,750	277,375
Navient Corp.	5,335	65,247
PRA Group, Inc.(a)	1,930	26,460

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
PROG Holdings, Inc.	1,938	$56,066
SLM Corp.	11,586	311,084
		1,438,233
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Andersons, Inc. (The)	1,604	74,281
BJ's Wholesale Club Holdings, Inc.(a)	7,168	632,648
Chefs' Warehouse, Inc. (The)(a)	1,953	115,227
Grocery Outlet Holding Corp.(a)	5,084	69,193
Maplebear, Inc.(a)	5,080	187,249
PriceSmart, Inc.	1,287	147,928
Sprouts Farmers Market, Inc.(a)	4,536	358,163
United Natural Foods, Inc.(a)	3,380	127,257
US Foods Holding Corp.(a)	14,378	1,044,130
		2,756,076
CONTAINERS & PACKAGING - 1.1%
AptarGroup, Inc.	1,468	170,303
Crown Holdings, Inc.	6,314	613,595
Graphic Packaging Holding Co.	12,278	196,325
Greif, Inc., Class A	150	8,533
O-I Glass, Inc.(a)	8,295	93,651
Sealed Air Corp.	13,630	456,741
Silgan Holdings, Inc.	4,150	160,273
Sonoco Products Co.	4,491	182,200
		1,881,621
DIVERSIFIED CONSUMER SERVICES - 1.4%
Adtalem Global Education, Inc.(a)	1,711	167,712
Duolingo, Inc.(a)	1,504	407,043
Frontdoor, Inc.(a)	5,438	361,246
Grand Canyon Education, Inc.(a)	752	141,602
H&R Block, Inc.	7,149	355,591
Matthews International Corp., Class A	1,816	42,531
Mister Car Wash, Inc.(a)	6,790	37,956
Perdoceo Education Corp.	3,665	116,400
Service Corp. International	7,737	646,117
Strategic Education, Inc.	315	23,934
Stride, Inc.(a)	1,875	127,575
		2,427,707
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexander & Baldwin, Inc.	4,923	78,620
American Assets Trust, Inc.	3,540	67,649
Armada Hoffler Properties, Inc.	4,940	32,308
Essential Properties Realty Trust, Inc.	7,880	235,455
Global Net Lease, Inc.	5,720	43,586
WP Carey, Inc.	10,996	725,736
		1,183,354
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Cogent Communications Holdings, Inc.	1,825	$75,281
Frontier Communications Parent, Inc.(a)	10,886	411,055
Iridium Communications, Inc.	5,940	113,751
Lumen Technologies, Inc.(a)	41,956	431,308
Shenandoah Telecommunications Co.	2,630	32,402
Uniti Group, Inc.(a)	17,412	100,293
		1,164,090
ELECTRIC UTILITIES - 1.0%
ALLETE, Inc.	2,558	172,230
IDACORP, Inc.	1,929	248,880
MGE Energy, Inc.	1,608	133,255
OGE Energy Corp.	11,289	498,296
Otter Tail Corp.	1,918	148,108
Portland General Electric Co.	5,100	232,968
TXNM Energy, Inc.	4,370	248,216
		1,681,953
ELECTRICAL EQUIPMENT - 1.7%
Acuity, Inc.	696	254,075
EnerSys	377	47,562
NEXTracker, Inc., Class A(a)	5,711	578,067
nVent Electric PLC	7,714	882,096
Powell Industries, Inc.	337	129,203
Regal Rexnord Corp.	1,591	224,156
Sensata Technologies Holding PLC	12,708	404,496
Sunrun, Inc.(a)	10,629	220,658
Vicor Corp.(a)	963	87,373
		2,827,686
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
Advanced Energy Industries, Inc.	850	172,321
Arlo Technologies, Inc.(a)	4,756	91,981
Arrow Electronics, Inc.(a)	1,716	191,420
Avnet, Inc.	6,616	320,545
Badger Meter, Inc.	2,014	363,426
Belden, Inc.	1,549	188,746
Benchmark Electronics, Inc.	6,141	269,099
Cognex Corp.	7,872	325,822
Coherent Corp.(a)	5,808	766,424
CTS Corp.	1,540	63,925
ePlus, Inc.	702	51,358
Fabrinet(a)	1,274	561,286
Flex Ltd.(a)	9,316	582,436
Insight Enterprises, Inc.(a)	82	8,200
IPG Photonics Corp.(a)	307	26,132

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Itron, Inc.(a)	3,071	$308,113
Knowles Corp.(a)	5,710	134,813
Novanta, Inc.(a)	2,756	350,040
OSI Systems, Inc.(a)	176	49,009
PC Connection, Inc.	292	17,803
Plexus Corp.(a)	2,255	315,475
Sanmina Corp.(a)	2,254	308,911
ScanSource, Inc.(a)	822	35,268
TD SYNNEX Corp.	2,586	404,683
TTM Technologies, Inc.(a)	5,781	388,483
Vishay Intertechnology, Inc.	6,180	104,936
Vontier Corp.	7,269	279,857
		6,680,512
ENERGY EQUIPMENT & SERVICES - 1.1%
Archrock, Inc.	6,683	168,880
Bristow Group, Inc.(a)	1,036	42,165
Cactus, Inc., Class A	3,350	147,970
Core Laboratories, Inc.	2,630	41,922
Helix Energy Solutions Group, Inc.(a)	6,820	45,830
Helmerich & Payne, Inc.	4,210	110,555
Innovex International, Inc.(a)	1,791	35,945
Liberty Energy, Inc.	5,634	102,032
NOV, Inc.	18,964	276,874
Oceaneering International, Inc.(a)	4,963	115,588
Patterson-UTI Energy, Inc.	15,877	99,549
RPC, Inc.	5,720	29,744
TechnipFMC PLC	5,458	225,688
Tidewater, Inc.(a)	2,490	125,969
Valaris Ltd.(a)	2,459	137,999
Weatherford International PLC	3,005	221,439
		1,928,149
ENTERTAINMENT - 0.2%
Cinemark Holdings, Inc.	5,505	148,690
Warner Music Group Corp., Class A	5,110	163,316
		312,006
FINANCIAL SERVICES - 1.9%
Equitable Holdings, Inc.	13,609	672,285
Essent Group Ltd.	4,932	298,731
Euronet Worldwide, Inc.(a)	1,137	86,253
EVERTEC, Inc.	3,328	94,748
HA Sustainable Infrastructure Capital, Inc.	9,557	264,824
Jackson Financial, Inc., Class A	1,991	200,713
MGIC Investment Corp.	13,981	383,359
NCR Atleos Corp.(a)	3,331	122,914
NMI Holdings, Inc.(a)	4,217	153,625
Payoneer Global, Inc.(a)	11,244	65,103
	Shares	Value
Radian Group, Inc.	5,324	$180,697
Shift4 Payments, Inc., Class A(a)	2,624	181,318
Voya Financial, Inc.	4,567	340,059
Walker & Dunlop, Inc.	430	34,366
Western Union Co. (The)	17,868	166,708
WEX, Inc.(a)	234	34,136
		3,279,839
FOOD PRODUCTS - 0.8%
Cal-Maine Foods, Inc.	1,531	134,422
Darling Ingredients, Inc.(a)	7,477	239,638
Flowers Foods, Inc.	10,684	127,460
Fresh Del Monte Produce, Inc.	2,440	86,254
Freshpet, Inc.(a)	1,151	56,641
Ingredion, Inc.	2,288	264,058
Marzetti Co. (The)	254	39,825
Pilgrim's Pride Corp.	2,602	99,136
Post Holdings, Inc.(a)	1,124	116,817
Simply Good Foods Co. (The)(a)	4,622	90,452
Tootsie Roll Industries, Inc.	1,632	57,593
TreeHouse Foods, Inc.(a)	2,648	48,194
		1,360,490
GAS UTILITIES - 1.0%
MDU Resources Group, Inc.	10,521	201,793
National Fuel Gas Co.	4,106	324,004
New Jersey Resources Corp.	4,887	216,494
Northwest Natural Holding Co.	1,790	81,499
ONE Gas, Inc.	1,910	153,163
Southwest Gas Holdings, Inc.	2,757	219,181
Spire, Inc.	2,090	180,576
UGI Corp.	10,407	347,906
		1,724,616
GROUND TRANSPORTATION - 1.4%
ArcBest Corp.	3,328	247,337
Avis Budget Group, Inc.(a)	1,888	256,900
Heartland Express, Inc.	2,983	23,267
Hertz Global Holdings, Inc.(a)	7,458	38,260
Knight-Swift Transportation Holdings, Inc.	7,539	340,160
Marten Transport Ltd.	4,069	41,707
RXO, Inc.(a)	5,900	104,607
Ryder System, Inc.	2,565	434,075
Saia, Inc.(a)	558	163,215
Werner Enterprises, Inc.	3,400	89,080
XPO, Inc.(a)	4,154	597,636
		2,336,244
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Artivion, Inc.(a)	2,273	103,126

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Avanos Medical, Inc.(a)	2,830	$31,441
CONMED Corp.	865	38,060
DENTSPLY SIRONA, Inc.	8,153	102,809
Embecta Corp.	3,072	40,980
Enovis Corp.(a)	2,539	79,318
Envista Holdings Corp.(a)	8,891	180,932
Glaukos Corp.(a)	2,734	240,783
Globus Medical, Inc., Class A(a)	5,872	354,610
Haemonetics Corp.(a)	2,211	110,572
ICU Medical, Inc.(a)	164	19,695
Inspire Medical Systems, Inc.(a)	711	51,249
Integer Holdings Corp.(a)	1,792	115,709
Integra LifeSciences Holdings Corp.(a)	3,797	45,602
Lantheus Holdings, Inc.(a)	3,131	180,627
LeMaitre Vascular, Inc.	1,170	101,334
LivaNova PLC(a)	2,579	135,733
Masimo Corp.(a)	1,543	217,023
Merit Medical Systems, Inc.(a)	3,279	287,044
Neogen Corp.(a)	10,598	65,390
Omnicell, Inc.(a)	2,161	72,545
Penumbra, Inc.(a)	1,386	315,135
QuidelOrtho Corp.(a)	2,248	60,674
STAAR Surgical Co.(a)	5,224	135,145
Tandem Diabetes Care, Inc.(a)	3,127	43,778
TransMedics Group, Inc.(a)	1,437	189,023
UFP Technologies, Inc.(a)	56	10,788
		3,329,125
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Acadia Healthcare Co., Inc.(a)	4,958	106,597
AdaptHealth Corp.(a)	4,790	43,062
Addus HomeCare Corp.(a)	295	34,483
AMN Healthcare Services, Inc.(a)	1,763	34,713
Astrana Health, Inc.(a)	2,138	66,727
Concentra Group Holdings Parent, Inc.	4,802	95,656
CorVel Corp.(a)	1,070	79,127
Encompass Health Corp.	5,592	636,649
Ensign Group, Inc. (The)	3,193	575,059
HealthEquity, Inc.(a)	3,521	333,016
Hims & Hers Health, Inc.(a)	8,249	375,000
National HealthCare Corp.	437	52,195
NeoGenomics, Inc.(a)	6,252	61,082
Option Care Health, Inc.(a)	8,738	227,450
Premier, Inc., Class A	2,936	82,560
Privia Health Group, Inc.(a)	4,927	119,726
Progyny, Inc.(a)	4,166	77,946
	Shares	Value
RadNet, Inc.(a)	3,438	$261,254
Select Medical Holdings Corp.	5,951	82,302
		3,344,604
HEALTH CARE TECHNOLOGY - 0.3%
Certara, Inc.(a)	5,476	63,686
Doximity, Inc., Class A(a)	5,763	380,358
HealthStream, Inc.	1,710	42,066
Schrodinger, Inc.(a)	2,787	58,638
		544,748
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.4%
Apple Hospitality REIT, Inc.	3,788	42,388
DiamondRock Hospitality Co.	13,625	106,547
Park Hotels & Resorts, Inc.	11,563	118,983
Pebblebrook Hotel Trust	7,421	77,624
Ryman Hospitality Properties, Inc.	784	68,137
Summit Hotel Properties, Inc.	8,030	41,274
Sunstone Hotel Investors, Inc.	10,730	94,961
Xenia Hotels & Resorts, Inc.	6,067	74,624
		624,538
HOTELS, RESTAURANTS & LEISURE - 1.6%
Aramark	13,315	504,372
Cava Group, Inc.(a)	3,998	214,813
Choice Hotels International, Inc.	817	75,948
Hilton Grand Vacations, Inc.(a)	4,052	167,955
Hyatt Hotels Corp., Class A	2,098	288,286
Marriott Vacations Worldwide Corp.	47	3,101
Papa John's International, Inc.	1,490	75,707
Planet Fitness, Inc., Class A(a)	3,961	359,223
Pursuit Attractions and Hospitality, Inc.(a)	1,079	38,283
Sabre Corp.(a)	18,980	38,814
Six Flags Entertainment Corp.(a)	4,275	98,240
Travel + Leisure Co.	3,756	235,802
Vail Resorts, Inc.	138	20,470
Wendy's Co. (The)	11,410	97,441
Wingstop, Inc.	1,103	238,943
Wyndham Hotels & Resorts, Inc.	4,366	320,595
		2,777,993
HOUSEHOLD DURABLES - 1.9%
Cavco Industries, Inc.(a)	69	36,556
Champion Homes, Inc.(a)	621	42,371
Ethan Allen Interiors, Inc.	1,520	36,738
Green Brick Partners, Inc.(a)	1,527	98,858
Helen of Troy Ltd.(a)	109	2,031

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Installed Building Products, Inc.	754	$187,165
KB Home	4,080	254,674
La-Z-Boy, Inc.	2,426	76,904
Leggett & Platt, Inc.	7,766	72,534
Meritage Homes Corp.	1,940	131,066
Newell Brands, Inc.	70,745	240,533
Somnigroup International, Inc.	5,859	464,853
Sonos, Inc.(a)	6,940	119,160
Taylor Morrison Home Corp.(a)	5,181	307,078
Toll Brothers, Inc.	4,260	574,887
TopBuild Corp.(a)	856	361,643
Tri Pointe Homes, Inc.(a)	5,103	162,531
Whirlpool Corp.	258	18,481
		3,188,063
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	5,060
Central Garden & Pet Co., Class A(a)	2,847	79,175
Energizer Holdings, Inc.	3,903	90,667
		174,902
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.6%
Clearway Energy, Inc., Class A	389	11,666
Clearway Energy, Inc., Class C	2,670	85,253
Ormat Technologies, Inc.	2,749	292,411
Talen Energy Corp.(a)	1,708	682,825
		1,072,155
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
EastGroup Properties, Inc.	1,290	225,144
First Industrial Realty Trust, Inc.	6,694	370,044
LXP Industrial Trust	15,915	151,033
Rexford Industrial Realty, Inc.	10,410	430,141
STAG Industrial, Inc.	6,503	248,870
		1,425,232
INSURANCE - 3.3%
American Financial Group, Inc.	2,813	370,416
AMERISAFE, Inc.	926	37,114
Assured Guaranty Ltd.	213	17,164
CNO Financial Group, Inc.	6,207	248,404
Employers Holdings, Inc.	1,234	47,052
Fidelity National Financial, Inc.	12,575	694,643
First American Financial Corp.	4,725	295,360
Genworth Financial, Inc.(a)	26,922	227,222
Goosehead Insurance, Inc., Class A	670	46,009
Hanover Insurance Group, Inc. (The)	1,055	180,278
HCI Group, Inc.	310	63,243
	Shares	Value
Horace Mann Educators Corp.	2,091	$93,489
Kemper Corp.	1,590	71,534
Kinsale Capital Group, Inc.	707	282,425
Lincoln National Corp.	6,562	275,604
Mercury General Corp.	1,329	102,732
Old Republic International Corp.	13,685	540,010
Palomar Holdings, Inc.(a)	1,262	143,881
ProAssurance Corp.(a)	3,130	74,963
Reinsurance Group of America, Inc.	97	17,699
RenaissanceRe Holdings Ltd.	876	222,583
RLI Corp.	5,854	345,152
Ryan Specialty Holdings, Inc.	5,414	296,687
Selective Insurance Group, Inc.	2,698	203,267
SiriusPoint Ltd.(a)	6,324	115,097
Stewart Information Services Corp.	775	52,909
Trupanion, Inc.(a)	1,576	63,024
United Fire Group, Inc.	1,440	43,531
Unum Group	6,895	506,231
		5,677,723
INTERACTIVE MEDIA & SERVICES - 0.5%
Angi, Inc.(a)	1,617	21,458
Cargurus, Inc.(a)	4,013	140,937
Cars.com, Inc.(a)	3,584	38,492
IAC, Inc.(a)	3,081	99,270
QuinStreet, Inc.(a)	2,979	44,059
Shutterstock, Inc.	1,308	32,739
TripAdvisor, Inc.(a)	5,943	95,445
Yelp, Inc.(a)	3,325	109,658
Ziff Davis, Inc.(a)	792	26,849
ZoomInfo Technologies, Inc.(a)	15,048	168,838
		777,745
IT SERVICES - 1.0%
ASGN, Inc.(a)	739	33,078
DigitalOcean Holdings, Inc.(a)	2,505	101,853
DXC Technology Co.(a)	7,713	109,525
Kyndryl Holdings, Inc.(a)	10,788	311,989
Okta, Inc.(a)	6,309	577,463
Twilio, Inc., Class A(a)	4,214	568,384
		1,702,292
LEISURE PRODUCTS - 0.6%
Brunswick Corp.	320	21,155
Mattel, Inc.(a)	17,908	329,149
Polaris, Inc.	68	4,495

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Topgolf Callaway Brands Corp.(a)	34,895	$328,362
YETI Holdings, Inc.(a)	8,318	282,729
		965,890
LIFE SCIENCES TOOLS & SERVICES - 1.4%
Avantor, Inc.(a)	30,088	355,640
Azenta, Inc.(a)	2,635	79,577
BioLife Solutions, Inc.(a)	1,960	54,625
Bio-Rad Laboratories, Inc., Class A(a)	85	27,162
Bruker Corp.	4,935	192,169
Cytek Biosciences, Inc.(a)	3,965	15,463
Fortrea Holdings, Inc.(a)	4,120	43,095
Illumina, Inc.(a)	5,606	692,565
Medpace Holdings, Inc.(a)	801	468,513
Repligen Corp.(a)	1,959	292,009
Sotera Health Co.(a)	6,430	106,738
		2,327,556
MACHINERY - 5.1%
AGCO Corp.	1,514	156,184
Astec Industries, Inc.	495	23,032
Chart Industries, Inc.(a)	1,592	317,795
CNH Industrial N.V.	66,155	693,966
Crane Co.	2,307	438,330
Donaldson Co., Inc.	5,434	457,815
Enerpac Tool Group Corp.	2,818	115,651
Enpro, Inc.	467	108,349
Esab Corp.	2,658	310,508
ESCO Technologies, Inc.	894	196,206
Federal Signal Corp.	2,879	339,808
Flowserve Corp.	6,196	422,877
Franklin Electric Co., Inc.	1,851	175,419
Gates Industrial Corp. PLC(a)	1,479	32,656
Graco, Inc.	7,682	628,157
Hillenbrand, Inc.	3,375	106,650
ITT, Inc.	3,651	675,691
JBT Marel Corp.	1,428	180,071
Kennametal, Inc.	3,900	85,605
Lincoln Electric Holdings, Inc.	1,900	445,455
Lindsay Corp.	31	3,449
Middleby Corp. (The)(a)	194	24,101
Mueller Industries, Inc.	5,305	561,640
Oshkosh Corp.	1,804	222,415
Proto Labs, Inc.(a)	977	48,616
RBC Bearings, Inc.(a)	934	400,247
SPX Technologies, Inc.(a)	2,324	520,320
Terex Corp.	3,021	139,026
Timken Co. (The)	2,493	195,725
	Shares	Value
Titan International, Inc.(a)	3,580	$27,029
Toro Co. (The)	4,570	341,516
Trinity Industries, Inc.	3,984	109,042
Watts Water Technologies, Inc., Class A	572	155,927
Worthington Enterprises, Inc.	1,610	90,305
		8,749,583
MARINE TRANSPORTATION - 0.1%
Kirby Corp.(a)	1,769	183,056
Matson, Inc.	241	24,329
		207,385
MEDIA - 0.9%
DoubleVerify Holdings, Inc.(a)	7,169	81,583
EchoStar Corp., Class A(a)	4,831	361,697
John Wiley & Sons, Inc., Class A	1,289	47,526
New York Times Co. (The), Class A	7,728	440,419
TEGNA, Inc.	27,820	547,219
Thryv Holdings, Inc.(a)	2,106	16,237
		1,494,681
METALS & MINING - 1.6%
Alcoa Corp.	10,874	400,054
Century Aluminum Co.(a)	3,330	98,635
Cleveland-Cliffs, Inc.(a)	22,988	285,741
Commercial Metals Co.	5,259	312,174
Kaiser Aluminum Corp.	41	3,712
Materion Corp.	274	31,409
Metallus, Inc.(a)	2,495	43,887
MP Materials Corp.(a)	5,492	346,490
Reliance, Inc.	996	281,300
Royal Gold, Inc.	4,015	701,782
SunCoke Energy, Inc.	6,340	50,783
Warrior Met Coal, Inc.	2,532	171,771
Worthington Steel, Inc.	1,610	51,504
		2,779,242
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.7%
Adamas Trust, Inc.	5,642	37,632
Annaly Capital Management, Inc.	24,528	519,258
Apollo Commercial Real Estate Finance, Inc.	9,200	90,068
Arbor Realty Trust, Inc.	4,855	48,987
ARMOUR Residential REIT, Inc.	716	11,614
Blackstone Mortgage Trust, Inc., Class A	4,060	75,029
Ellington Financial, Inc.	2,800	37,296
Franklin BSP Realty Trust, Inc.	3,716	37,680
KKR Real Estate Finance Trust, Inc.	3,250	26,455
Pennymac Mortgage Investment Trust	5,780	69,591
Ready Capital Corp.	4,730	13,859

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Redwood Trust, Inc.	7,420	$39,400
Starwood Property Trust, Inc.	6,902	125,478
Two Harbors Investment Corp.	4,867	47,307
		1,179,654
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	151,819
Black Hills Corp.	2,989	189,592
Northwestern Energy Group, Inc.	2,762	164,809
		506,220
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	94,291
COPT Defense Properties	6,968	196,289
Cousins Properties, Inc.	2,430	63,010
Douglas Emmett, Inc.	10,483	135,650
Easterly Government Properties, Inc.	2,016	43,586
Highwoods Properties, Inc.	5,737	164,250
JBG Smith Properties	5,783	112,711
Kilroy Realty Corp.	5,332	225,277
SL Green Realty Corp.	1,092	56,074
Vornado Realty Trust	7,725	293,086
		1,384,224
OIL, GAS & CONSUMABLE FUELS - 2.9%
Antero Midstream Corp.	17,502	301,909
Antero Resources Corp.(a)	13,824	427,300
California Resources Corp.	3,056	144,152
Civitas Resources, Inc.	5,196	149,801
CNX Resources Corp.(a)	7,616	256,355
Comstock Resources, Inc.(a)	5,170	96,937
Core Natural Resources, Inc.	1,908	150,732
CVR Energy, Inc.(a)	1,679	59,756
Dorian LPG Ltd.	1,830	52,796
DT Midstream, Inc.	4,492	491,829
Expand Energy Corp.	1	103
HF Sinclair Corp.	6,896	355,834
Magnolia Oil & Gas Corp., Class A	4,800	107,808
Matador Resources Co.	5,870	231,630
Murphy Oil Corp.	7,254	205,288
Northern Oil & Gas, Inc.	3,706	82,014
Ovintiv, Inc.	11,536	432,715
Par Pacific Holdings, Inc.(a)	2,874	114,903
PBF Energy, Inc., Class A	4,947	169,039
Peabody Energy Corp.	5,250	143,955
Permian Resources Corp.	20,963	263,295
Range Resources Corp.	11,315	402,248
REX American Resources Corp.(a)	1,660	53,170
	Shares	Value
SM Energy Co.	5,596	$116,900
Talos Energy, Inc.(a)	4,529	44,429
Viper Energy, Inc., Class A	929	34,893
Vital Energy, Inc.(a)	997	15,663
World Kinect Corp.	3,267	84,452
		4,989,906
PAPER & FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corp.	3,143	273,787
Sylvamo Corp.	1,659	67,355
		341,142
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	5,615	234,314
JetBlue Airways Corp.(a)	20,350	85,470
SkyWest, Inc.(a)	1,884	189,304
Sun Country Airlines Holdings, Inc.(a)	2,350	28,858
		537,946
PERSONAL CARE PRODUCTS - 0.4%
BellRing Brands, Inc.(a)	6,423	193,525
Coty, Inc., Class A(a)	19,814	78,661
Edgewell Personal Care Co.	2,672	51,810
elf Beauty, Inc.(a)	2,314	282,632
Interparfums, Inc.	433	38,602
USANA Health Sciences, Inc.(a)	426	9,010
		654,240
PHARMACEUTICALS - 0.8%
Amphastar Pharmaceuticals, Inc.(a)	2,141	54,596
Collegium Pharmaceutical, Inc.(a)	1,804	64,944
Harmony Biosciences Holdings, Inc.(a)	1,869	53,397
Innoviva, Inc.(a)	4,480	81,536
Jazz Pharmaceuticals PLC(a)	2,324	319,875
Ligand Pharmaceuticals, Inc.(a)	980	187,484
Organon & Co.	10,378	70,052
Pacira BioSciences, Inc.(a)	2,555	54,626
Perrigo Co. PLC	6,447	133,711
Phibro Animal Health Corp., Class A	1,400	58,884
Prestige Consumer Healthcare, Inc.(a)	2,455	148,773
Supernus Pharmaceuticals, Inc.(a)	2,842	156,679
		1,384,557
PROFESSIONAL SERVICES - 1.9%
CACI International, Inc., Class A(a)	549	308,675
Concentrix Corp.	541	21,808
CSG Systems International, Inc.	692	54,163
ExlService Holdings, Inc.(a)	14,106	551,545
Exponent, Inc.	2,707	191,683
FTI Consulting, Inc.(a)	327	53,958
Genpact Ltd.	8,292	316,340

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Heidrick & Struggles International, Inc.	1,020	$59,537
KBR, Inc.	9,365	401,197
Korn Ferry	2,409	155,862
ManpowerGroup, Inc.	141	4,323
Maximus, Inc.	2,274	189,015
Paylocity Holding Corp.(a)	1,285	181,532
Robert Half, Inc.	9,934	260,171
Science Applications International Corp.	1,071	100,363
TransUnion	3,416	277,311
Verra Mobility Corp.(a)	6,277	145,689
		3,273,172
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Cushman & Wakefield PLC(a)	30,764	482,995
eXp World Holdings, Inc.	4,815	49,306
Jones Lang LaSalle, Inc.(a)	2,345	715,436
Kennedy-Wilson Holdings, Inc.	1,256	9,495
Marcus & Millichap, Inc.	1,616	47,203
St Joe Co. (The)	2,104	119,465
		1,423,900
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.9%
American Homes 4 Rent, Class A	14,762	466,479
Centerspace	121	7,169
Elme Communities	5,140	84,553
Equity LifeStyle Properties, Inc.	10,071	614,834
Independence Realty Trust, Inc.	12,600	200,718
NexPoint Residential Trust, Inc.	1,422	43,613
Veris Residential, Inc.	4,646	66,717
		1,484,083
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Acadia Realty Trust	5,897	112,456
Agree Realty Corp.	6,056	442,148
Brixmor Property Group, Inc.	17,367	454,321
Getty Realty Corp.	2,470	67,752
Kite Realty Group Trust	12,405	274,647
Macerich Co. (The)	11,856	203,330
NNN REIT, Inc.	9,364	378,867
Phillips Edison & Co., Inc.	4,066	137,593
Saul Centers, Inc.	865	25,613
SITE Centers Corp.	2,782	20,392
Tanger, Inc.	5,720	186,243
Urban Edge Properties	6,590	126,726
Whitestone REIT	1,040	13,042
		2,443,130
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
Allegro MicroSystems, Inc.(a)	3,598	$107,652
Alpha & Omega Semiconductor Ltd.(a)	1,300	36,478
Amkor Technology, Inc.	4,859	156,849
Axcelis Technologies, Inc.(a)	1,637	130,240
CEVA, Inc.(a)	1,008	27,428
Cirrus Logic, Inc.(a)	2,171	287,983
Cohu, Inc.(a)	2,700	64,233
Diodes, Inc.(a)	1,913	102,078
Enphase Energy, Inc.(a)	1,155	35,239
Entegris, Inc.	5,048	462,245
FormFactor, Inc.(a)	3,495	192,050
Ichor Holdings Ltd.(a)	1,667	37,808
Impinj, Inc.(a)	992	200,543
Kulicke & Soffa Industries, Inc.	2,771	110,646
Lattice Semiconductor Corp.(a)	5,913	431,412
MACOM Technology Solutions Holdings, Inc.(a)	2,836	420,097
MaxLinear, Inc.(a)	3,734	56,570
MKS, Inc.	1,824	262,127
Onto Innovation, Inc.(a)	1,812	244,547
PDF Solutions, Inc.(a)	1,850	53,890
Photronics, Inc.(a)	3,154	75,381
Power Integrations, Inc.	2,417	101,248
Qorvo, Inc.(a)	2,006	190,409
Rambus, Inc.(a)	4,434	455,993
Semtech Corp.(a)	2,918	198,015
Silicon Laboratories, Inc.(a)	864	113,253
SiTime Corp.(a)	746	216,071
SolarEdge Technologies, Inc.(a)	2,568	90,111
Synaptics, Inc.(a)	1,039	73,707
Ultra Clean Holdings, Inc.(a)	2,260	61,947
Universal Display Corp.	1,532	225,633
Veeco Instruments, Inc.(a)	2,824	81,190
		5,303,073
SOFTWARE - 4.5%
A10 Networks, Inc.	3,800	67,792
ACI Worldwide, Inc.(a)	5,210	248,152
Adeia, Inc.	6,255	106,585
Alarm.com Holdings, Inc.(a)	2,428	119,506
Appfolio, Inc., Class A(a)	685	174,285
Bentley Systems, Inc., Class B	9,643	490,154
BILL Holdings, Inc.(a)	3,252	161,494
Blackbaud, Inc.(a)	1,975	126,479

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
BlackLine, Inc.(a)	2,414	$138,202
Box, Inc., Class A(a)	6,011	192,893
Cleanspark, Inc.(a)	1,035	18,423
Commvault Systems, Inc.(a)	3,160	439,935
DocuSign, Inc.(a)	10,457	764,825
Dolby Laboratories, Inc., Class A	3,301	218,922
Dropbox, Inc., Class A(a)	11,416	331,064
Dynatrace, Inc.(a)	16,146	816,503
Guidewire Software, Inc.(a)	3,152	736,433
InterDigital, Inc.	1,460	528,462
LiveRamp Holdings, Inc.(a)	3,270	89,402
Manhattan Associates, Inc.(a)	2,384	434,055
MARA Holdings, Inc.(a)	12,895	235,592
N-able, Inc.(a)	4,301	33,677
NCR Voyix Corp.(a)	7,319	83,510
Nutanix, Inc., Class A(a)	9,023	642,799
Pegasystems, Inc.	813	51,747
Progress Software Corp.(a)	2,297	97,944
Qualys, Inc.(a)	1,208	148,898
Sprinklr, Inc., Class A(a)	3,770	29,104
SPS Commerce, Inc.(a)	870	71,549
Teradata Corp.(a)	4,697	97,932
		7,696,318
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.0%
CubeSmart	10,861	409,134
EPR Properties	3,217	157,697
Four Corners Property Trust, Inc.	5,596	132,289
Lamar Advertising Co., Class A	3,050	361,700
National Storage Affiliates Trust	3,900	113,451
Outfront Media, Inc.	8,533	150,949
PotlatchDeltic Corp.	3,888	155,520
Rayonier, Inc.	7,686	169,630
Safehold, Inc.	2,623	37,850
		1,688,220
SPECIALTY RETAIL - 3.8%
Abercrombie & Fitch Co., Class A(a)	4,080	296,004
Academy Sports & Outdoors, Inc.	6,232	298,450
Advance Auto Parts, Inc.	5,298	249,695
American Eagle Outfitters, Inc.	9,494	158,645
AutoNation, Inc.(a)	1,917	383,151
Bath & Body Works, Inc.	15,286	374,201
Boot Barn Holdings, Inc.(a)	814	154,375
Buckle, Inc. (The)	1,441	78,967
Burlington Stores, Inc.(a)	1,256	343,629
Caleres, Inc.	1,417	15,644
Chewy, Inc., Class A(a)	5,869	197,903
	Shares	Value
Dick's Sporting Goods, Inc.	1,669	$369,600
Five Below, Inc.(a)	1,318	207,282
Floor & Decor Holdings, Inc.(a)	3,885	242,735
GameStop Corp., Class A(a)	15,466	344,737
Gap, Inc. (The)	16,837	384,725
Group 1 Automotive, Inc.	943	374,880
Guess?, Inc.	1,790	30,394
Lithia Motors, Inc.	1,506	473,005
MarineMax, Inc.(a)	173	4,285
Monro, Inc.	835	12,233
National Vision Holdings, Inc.(a)	9,900	254,925
Sally Beauty Holdings, Inc.(a)	6,182	93,410
Shoe Carnival, Inc.	874	16,020
Signet Jewelers Ltd.	3,217	318,000
Upbound Group, Inc.	2,355	45,640
Urban Outfitters, Inc.(a)	1,946	125,731
Valvoline, Inc.(a)	12,776	421,736
Victoria's Secret & Co.(a)	3,394	119,639
		6,389,641
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
Corsair Gaming, Inc.(a)	2,360	19,234
Pure Storage, Inc., Class A(a)	12,869	1,270,170
Sandisk Corp.(a)	4,912	979,109
		2,268,513
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Capri Holdings Ltd.(a)	5,083	105,472
Carter's, Inc.	7,479	234,841
Crocs, Inc.(a)	649	53,017
G-III Apparel Group Ltd.(a)	1,549	41,591
Hanesbrands, Inc.(a)	19,557	129,272
Kontoor Brands, Inc.	1,319	106,733
Steven Madden Ltd.	3,687	125,026
Under Armour, Inc., Class A(a)	13,750	63,387
Under Armour, Inc., Class C(a)	6,490	28,816
VF Corp.	30,149	423,292
Wolverine World Wide, Inc.	4,373	99,267
		1,410,714
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Air Lease Corp.	4,321	275,939
Applied Industrial Technologies, Inc.	1,228	315,707
Boise Cascade Co.	498	35,104
Core & Main, Inc., Class A(a)	8,378	437,164
DNOW, Inc.(a)	5,170	75,999

 See notes to financial statements.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS — October 31, 2025 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
DXP Enterprises, Inc.(a)	569	$68,081
GATX Corp.	128	20,077
MSC Industrial Direct Co., Inc., Class A	1,921	163,112
Rush Enterprises, Inc., Class A	2,267	112,012
Watsco, Inc.	1,038	381,994
WESCO International, Inc.	1,864	483,764
		2,368,953
WATER UTILITIES - 0.5%
American States Water Co.	2,280	162,587
California Water Service Group	2,900	128,702
Essential Utilities, Inc.	12,921	504,306
H2O America	1,328	61,420
Middlesex Water Co.	85	4,885
		861,900
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	35,308
Telephone and Data Systems, Inc.	4,938	191,693
		227,001
TOTAL COMMON STOCKS (COST $153,438,067)		170,224,854
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
TOTAL RIGHTS (COST $—)		—

	Number of Warrants	Value
WARRANTS (0.0%)
GameStop Corp.(a)	1,546	$4,638
TOTAL WARRANTS (COST $—)		4,638

	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.91%(d)	245,814	$245,814
TOTAL MONEY MARKET FUND (COST $245,814)		245,814

TOTAL INVESTMENTS (COST $153,683,881) - 100.0%		170,475,306

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(7,986)
NET ASSETS - 100.0%		$170,467,320

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of October 31, 2025.

N.V. — Naamloze Vennootschap
NASDAQ — National Association of Securities Dealers Automated Quotation
PLC — Public Limited Company
REIT — Real Estate Investment Trust

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2025 (Unaudited)

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $102,653,131, $89,930,305 and $346,725,314, respectively)	$111,991,459	$96,624,602	$449,170,481
Cash	107,964	100,916,221	4,127
Interest and dividend receivable	76,424	422,426	1,173,419
Receivable for investments sold	19,385	2,527,480	—
Receivable for capital shares issued	105,004	75,521	417,100
Reclaims receivable	—	544	140,775
Prepaid expenses and other assets	5,096	23,906	23,548
Total assets	112,305,332	200,590,700	450,929,450
Liabilities:
Payable for investments purchased	19,385	647,008	—
Payable for capital shares redeemed	5,616	70,311	1,781,887
Short positions at fair value (proceeds $0, $93,220,261 and $0, respectively)	—	96,914,299	—
Written options at fair value (premiums received $3,705,678, $0 and $0, respectively)	5,902,787	—	—
Accrued expenses and other payables:
Investment advisory fees	45,190	97,908	239,119
Chief compliance officer fees	—	523	1,960
Administration fees	6,654	7,343	28,694
Distribution fees - Class A	1,782	1,050	5,582
Distribution fees - Class C	7,999	—	2,538
Sub-accounting service fees - Class A	1,173	—	1,594
Sub-accounting service fees - Class C	—	—	275
Sub-accounting service fees - Institutional Class	19,605	16,600	45,869
Fund accounting and sub-administration fees	21,171	20,829	50,312
Transfer agent fees	5,717	3,812	7,623
Custodian fees	15,913	4,689	13,615
Directors fees	—	922	5,889
Professional fees	8,380	12,444	43,911
Other accrued liabilities	16,991	22,572	17,922
Total liabilities	6,078,363	97,820,310	2,246,790
Commitments and contingent liabilities (Note 4)
Net Assets	$106,226,969	$102,770,390	$448,682,660
Composition of Net Assets:
Capital (par value and paid-in surplus)	102,528,244	104,333,935	325,121,326
Total distributable earnings/(accumulated deficit)	3,698,725	(1,563,545)	123,561,334
Net Assets	$106,226,969	$102,770,390	$448,682,660
Class A
Net Assets	$8,537,406	$3,332,225	$23,376,558
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	1,044,976	123,660	604,307
Net asset value and redemption price per share(a)	8.17	26.95	38.68
Maximum offering price per share(b)	8.67	28.59	41.04
Class C
Net Assets	$2,130,316	—	$1,112,290
Shares authorized	15,000,000	—	15,000,000
Shares issued and outstanding ($0.001 par value)	265,573	—	27,247
Net asset value, offering and redemption price per share(a)	8.02	—	40.82
Class R6
Net Assets	$358,748	—	$13,499,102
Shares authorized	16,000,000	—	16,000,000
Shares issued and outstanding ($0.001 par value)	44,123	—	376,925
Net asset value, offering and redemption price per share(a)	8.13	—	35.81
Institutional Class
Net Assets	$95,200,499	$99,438,165	$410,694,710
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	11,435,415	3,675,419	10,579,881
Net asset value, offering and redemption price per share(a)	8.32	27.05	38.82
Amounts denoted as ‘‘—’’ are less than $0.50.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75%.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2025 (Unaudited)

	Steward Large Cap Core Fund	Steward Large Cap Growth Fund	Steward Large Cap Value Fund
Assets:
Investments, at value (cost $152,565,839, $174,072,605 and $94,396,400, respectively)	$185,901,616	$215,348,277	$105,741,720
Interest and dividend receivable	95,422	13,548	114,956
Receivable for investments sold	448,278	930,045	191,400
Receivable for capital shares issued	149,517	99,492	2,132,782
Prepaid expenses and other assets	20,999	22,512	11,934
Total assets	186,615,832	216,413,874	108,192,792
Liabilities:
Payable for investments purchased	316,331	659,874	171,490
Payable for capital shares redeemed	22,661	15,943	7,777
Accrued expenses and other payables:
Investment advisory fees	62,882	75,523	32,184
Administration fees	11,712	13,551	6,632
Distribution fees - Class A	1,481	643	1,099
Sub-accounting service fees - Class A	20	—	—
Sub-accounting service fees - Institutional Class	25,080	26,538	9,535
Fund accounting and sub-administration fees	21,802	26,051	20,829
Transfer agent fees	5,717	3,812	3,812
Custodian fees	5,037	5,181	1,998
Directors fees	576	656	—
Professional fees	15,528	16,830	7,971
Other accrued liabilities	7,047	5,941	2,826
Total liabilities	495,874	850,543	266,153
Commitments and contingent liabilities (Note 4)
Net Assets	$186,119,958	$215,563,331	$107,926,639
Composition of Net Assets:
Capital (par value and paid-in surplus)	143,294,135	156,605,898	89,580,543
Total distributable earnings	42,825,823	58,957,433	18,346,096
Net Assets	$186,119,958	$215,563,331	$107,926,639
Class A
Net Assets	$4,013,058	$2,975,318	$1,444,982
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	120,618	86,721	47,134
Net asset value and redemption price per share(a)	33.27	34.31	30.66
Maximum offering price per share(b)	35.30	36.40	32.53
Class R6
Net Assets	$16,022,455	—	—
Shares authorized	16,000,000	—	—
Shares issued and outstanding ($0.001 par value)	487,335	—	—
Net asset value, offering and redemption price per share(a)	32.88	—	—
Institutional Class
Net Assets	$166,084,445	$212,588,013	$106,481,657
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	4,975,493	6,169,864	3,458,471
Net asset value, offering and redemption price per share(a)	33.38	34.46	30.79
Amounts denoted as ‘‘—’’ are less than $0.50.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75%.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2025 (Unaudited)

	Steward Select Bond Fund	Steward Values Enhanced International Fund
Assets:
Investments, at value (cost $203,541,570 and $229,797,537, respectively)	$198,582,888	$269,623,496
Cash	—	172
Interest and dividend receivable	2,018,216	715,456
Receivable for capital shares issued	133,013	339,393
Reclaims receivable	—	292,596
Prepaid expenses and other assets	11,385	40,817
Total assets	200,745,502	271,011,930
Liabilities:
Payable for capital shares redeemed	6,628	94,619
Accrued expenses and other payables:
Investment advisory fees	53,655	82,795
Chief compliance officer fees	1,387	70
Administration fees	12,775	17,013
Distribution fees - Class A	592	656
Sub-accounting service fees - Class A	296	—
Sub-accounting service fees - Institutional Class	38,818	24,606
Fund accounting and sub-administration fees	32,285	26,987
Transfer agent fees	3,812	5,717
Custodian fees	7,378	—
Directors fees	2,580	1,880
Printing fees	1,583	—
Professional fees	23,744	25,194
Other accrued liabilities	11,396	10,455
Total liabilities	196,929	289,992
Commitments and contingent liabilities (Note 4)
Net Assets	$200,548,573	$270,721,938
Composition of Net Assets:
Capital (par value and paid-in surplus)	211,094,445	213,531,563
Total distributable earnings/(accumulated deficit)	(10,545,872)	57,190,375
Net Assets	$200,548,573	$270,721,938
Class A
Net Assets	$2,339,287	$3,289,934
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	101,857	118,805
Net asset value and redemption price per share(a)	22.97	27.69
Maximum offering price per share(b)	23.86	29.38
Class R6
Net Assets	—	$18,434,760
Shares authorized	—	16,000,000
Shares issued and outstanding ($0.001 par value)	—	848,334
Net asset value, offering and redemption price per share(a)	—	21.73
Institutional Class
Net Assets	$198,209,286	$248,997,244
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	8,674,236	9,022,006
Net asset value, offering and redemption price per share(a)	22.85	27.60
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 3.75% and 5.75% for Steward Select Bond Fund and Steward Values Enhanced International Fund, respectively.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2025 (Unaudited)

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Assets:
Investments, at value (cost $201,601,689 and $153,683,881, respectively)	$310,559,628	$170,475,306
Interest and dividend receivable	145,823	58,609
Receivable for capital shares issued	167,289	182,608
Reclaims receivable	1,182	—
Prepaid expenses and other assets	24,424	13,234
Total assets	310,898,346	170,729,757
Liabilities:
Payable for capital shares redeemed	93,567	76,009
Accrued expenses and other payables:
Investment advisory fees	55,670	31,423
Chief compliance officer fees	200	408
Administration fees	19,420	10,962
Distribution fees - Class A	4,489	11,257
Sub-accounting service fees - Class A	—	3,659
Sub-accounting service fees - Institutional Class	44,150	36,876
Fund accounting and sub-administration fees	38,790	39,473
Transfer agent fees	5,717	5,717
Custodian fees	8,241	12,604
Directors fees	2,178	1,123
Professional fees	28,422	21,680
Other accrued liabilities	11,430	11,246
Total liabilities	312,274	262,437
Commitments and contingent liabilities (Note 4)
Net Assets	$310,586,072	$170,467,320
Composition of Net Assets:
Capital (par value and paid-in surplus)	193,598,727	140,378,470
Total distributable earnings	116,987,345	30,088,850
Net Assets	$310,586,072	$170,467,320
Class A
Net Assets	$19,651,619	$36,246,540
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	487,807	2,810,910
Net asset value and redemption price per share(a)	40.29	12.89
Maximum offering price per share(b)	42.75	13.68
Class R6
Net Assets	$13,212,587	$2,497,634
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	418,577	217,020
Net asset value, offering and redemption price per share(a)	31.57	11.51
Institutional Class
Net Assets	$277,721,866	$131,723,146
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	6,920,592	9,885,161
Net asset value, offering and redemption price per share(a)	40.13	13.33
Amounts denoted as ‘‘—’’ are less than $0.50.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
(b)	The maximum sales charge on Class A shares is 5.75%.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2025 (Unaudited)

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Investment Income:
Dividends (net of foreign witholding tax of $0, $8,455 and $480,583, respectively)	$732,496	$945,265	$7,227,001
Rebates on short sales, net of fees	—	1,989,034	—
Total investment income	732,496	2,934,299	7,227,001
Expenses:
Investment advisory fees	316,156	568,298	1,360,195
Dividends on securities sold short	—	517,772	—
Administration fees	37,939	42,622	163,224
Distribution fees - Class A	9,606	5,901	27,587
Distribution fees - Class C	9,411	—	5,372
Sub-accounting services fees - Class A	2,300	1,328	10,823
Sub-accounting services fees - Class C	898	—	622
Sub-accounting services fees - Institutional Class	54,646	63,094	206,623
Fund accounting and sub-administration fees	41,588	40,579	110,838
Transfer agent fees	11,342	7,562	15,123
Custodian fees	27,033	10,234	31,517
Registration fees	29,622	22,523	39,385
Directors fees	9,634	12,334	41,411
Professional fees	15,171	19,419	65,208
Printing fees	4,593	6,363	16,183
Chief compliance officer fees	5,041	6,453	21,666
Principal financial officer fees	4,685	5,246	11,305
Miscellaneous fees	12,341	14,473	26,555
Total expenses	592,006	1,344,201	2,153,637
Fees waived by the Adviser	(67,139)	—	—
Net expenses	524,867	1,344,201	2,153,637
Net investment income/(loss)	207,629	1,590,098	5,073,364
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions	(732,314)	6,501,194	9,524,286
Net realized loss on investment securities sold short	—	(6,380,384)	—
Net realized gains on options transactions	1,635,143	—	—
Change in unrealized appreciation on investment transactions	12,967,089	3,907,941	50,443,347
Change in unrealized depreciation on investment securities sold short	—	(10,806,112)	—
Change in unrealized depreciation on options transactions	(817,500)	—	—
Net realized and unrealized gains/(losses) from investment transactions	13,052,418	(6,777,361)	59,967,633
Change in net assets resulting from operations	$13,260,047	$(5,187,263)	$65,040,997
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2025 (Unaudited)

	Steward Large Cap Core Fund	Steward Large Cap Growth Fund	Steward Large Cap Value Fund
Investment Income:
Dividends (net of foreign witholding tax of $16,987, $0 and $7,855, respectively)	$1,137,160	$654,583	$968,202
Total investment income	1,137,160	654,583	968,202
Expenses:
Investment advisory fees	439,330	520,013	237,683
Administration fees	65,900	78,002	35,653
Distribution fees - Class A	4,464	3,173	1,673
Sub-accounting services fees - Class A	1,560	902	620
Sub-accounting services fees - Institutional Class	77,952	95,233	43,501
Fund accounting and sub-administration fees	49,132	55,426	40,579
Transfer agent fees	11,342	7,562	7,562
Custodian fees	12,816	12,472	7,951
Registration fees	28,809	22,093	20,989
Directors fees	15,686	18,288	8,633
Professional fees	24,698	28,796	13,592
Printing fees	5,536	6,764	3,630
Chief compliance officer fees	8,206	9,568	4,517
Principal financial officer fees	5,945	6,486	4,475
Miscellaneous fees	10,705	12,020	7,189
Total expenses	762,081	876,798	438,247
Fees waived by the Adviser	(98,621)	(93,604)	(80,050)
Net expenses	663,460	783,194	358,197
Net investment income/(loss)	473,700	(128,611)	610,005
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	3,356,376	8,417,573	3,253,107
Change in unrealized appreciation on investment transactions	22,651,464	30,044,617	6,981,651
Net realized and unrealized gains from investment transactions	26,007,840	38,462,190	10,234,758
Change in net assets resulting from operations	$26,481,540	$38,333,579	$10,844,763
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2025 (Unaudited)

	Steward Select Bond Fund	Steward Values Enhanced International Fund
Investment Income:
Dividends (net of foreign witholding tax of $0 and $315,986, respectively)	$72,107	$3,485,826
Interest	3,923,461	—
Non-cash dividend income	—	293,857
Total investment income	3,995,568	3,779,683
Expenses:
Investment advisory fees	308,497	453,202
Administration fees	73,452	93,124
Distribution fees - Class A	2,909	3,312
Sub-accounting services fees - Class A	1,422	1,386
Sub-accounting services fees - Institutional Class	104,825	110,275
Fund accounting and sub-administration fees	60,721	63,167
Transfer agent fees	7,562	11,342
Custodian fees	14,577	14,070
Registration fees	26,778	31,160
Directors fees	20,696	22,277
Professional fees	32,588	35,076
Printing fees	7,984	7,472
Chief compliance officer fees	10,829	11,655
Principal financial officer fees	6,988	7,318
Miscellaneous fees	14,486	17,524
Total expenses	694,314	882,360
Net investment income/(loss)	3,301,254	2,897,323
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions	(218,908)	10,385,572
Change in unrealized appreciation on investment transactions	3,908,392	27,151,060
Net realized and unrealized gains from investment transactions	3,689,484	37,536,632
Change in net assets resulting from operations	$6,990,738	$40,433,955
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2025 (Unaudited)

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Investment Income:
Dividends (net of foreign witholding tax of $0 and $545, respectively)	$1,786,509	$1,449,105
Total investment income	1,786,509	1,449,105
Expenses:
Investment advisory fees	310,282	196,010
Administration fees	108,238	68,376
Distribution fees - Class A	22,093	46,628
Sub-accounting services fees - Class A	7,752	11,660
Sub-accounting services fees - Institutional Class	136,993	92,153
Fund accounting and sub-administration fees	78,159	64,076
Transfer agent fees	11,342	11,342
Custodian fees	20,728	23,249
Registration fees	32,964	33,495
Directors fees	25,975	17,767
Professional fees	40,901	27,977
Printing fees	8,760	8,103
Chief compliance officer fees	13,590	9,296
Principal financial officer fees	8,089	6,379
Miscellaneous fees	15,719	12,098
Total expenses	841,585	628,609
Net investment income/(loss)	944,924	820,496
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions	5,653,765	7,656,960
Change in unrealized appreciation on investment transactions	52,222,591	18,488,426
Net realized and unrealized gains from investment transactions	57,876,356	26,145,386
Change in net assets resulting from operations	$58,821,280	$26,965,882
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD COVERED CALL INCOME FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$207,629	$456,409
Net realized gain from investment transactions and option transactions	902,829	13,181,341
Net change in unrealized appreciation/(depreciation) on investments, and option transactions	12,149,589	(7,289,171)
Change in net assets resulting from operations	13,260,047	6,348,579
Distributions to shareholders from:
Class A	(266,100)	(735,168)
Class C	(62,895)	(184,821)
Class R6	(119)	—
Institutional Class	(3,140,065)	(10,423,832)
Total distributions to shareholders	(3,469,179)	(11,343,821)
Capital Transactions:
Class A
Proceeds from shares issued	1,418,514	3,544,671
Dividends reinvested	233,299	717,096
Cost of shares redeemed	(530,649)	(444,357)
Change in Class A from capital transactions	1,121,164	3,817,410
Class C
Proceeds from shares issued	396,896	479,747
Dividends reinvested	59,622	173,163
Cost of shares redeemed	(128,785)	(332,506)
Change in Class C from capital transactions	327,733	320,404
Class R6
Proceeds from shares issued	358,546	—
Dividends reinvested	120	—
Cost of shares redeemed	(150)	—
Change in Class R6 from capital transactions	358,516	—
Institutional Class
Proceeds from shares issued	14,476,553	23,419,504
Dividends reinvested	3,134,165	10,416,575
Cost of shares redeemed	(13,118,576)	(21,670,505)
Change in Institutional Class from capital transactions	4,492,142	12,165,574
Change in net assets from capital transactions	6,299,555	16,303,388
Change in net assets	16,090,423	11,308,146
Net Assets:
Beginning of year	90,136,546	78,828,400
End of year	$106,226,969	$90,136,546
Shares Transactions:
Class A
Issued	177,995	440,129
Reinvested	29,613	91,486
Redeemed	(66,345)	(56,222)
Change in Class A	141,263	475,393
Class C
Issued	50,833	60,535
Reinvested	7,696	22,364
Redeemed	(16,468)	(41,941)
Change in Class C	42,061	40,958
Class R6
Issued	44,121	—
Reinvested	15	—
Redeemed	(13)	—
Change in Class R6	44,123	—
Institutional Class
Issued	1,808,138	2,888,052
Reinvested	390,800	1,305,336
Redeemed	(1,625,779)	(2,710,593)
Change in Institutional Class	573,159	1,482,795
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD EQUITY MARKET NEUTRAL FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$1,590,098	$3,676,089
Net realized gain/loss from investment transactions and investment securities sold short	120,810	(4,579,289)
Net change in unrealized appreciation/(depreciation) on investments	(6,898,171)	674,909
Change in net assets resulting from operations	(5,187,263)	(228,291)
Distributions to shareholders from:
Class A	—	(155,895)
Institutional Class	—	(3,976,840)
Total distributions to shareholders	—	(4,132,735)
Capital Transactions:
Class A
Proceeds from shares issued	1,301,966	4,068,717
Dividends reinvested	—	128,583
Cost of shares redeemed	(3,053,494)	(5,660,791)
Change in Class A from capital transactions	(1,751,528)	(1,463,491)
Institutional Class
Proceeds from shares issued	46,118,198	59,456,018
Dividends reinvested	—	3,804,888
Cost of shares redeemed	(50,526,966)	(27,133,753)
Change in Institutional Class from capital transactions	(4,408,768)	36,127,153
Change in net assets from capital transactions	(6,160,296)	34,663,662
Change in net assets	(11,347,559)	30,302,636
Net Assets:
Beginning of year	114,117,949	83,815,313
End of year	$102,770,390	$114,117,949
Shares Transactions:
Class A
Issued	46,573	141,752
Reinvested	—	4,698
Redeemed	(113,890)	(198,454)
Change in Class A	(67,317)	(52,004)
Institutional Class
Issued	1,720,785	2,070,573
Reinvested	—	138,662
Redeemed	(1,901,891)	(954,743)
Change in Institutional Class	(181,106)	1,254,492
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$5,073,364	$8,579,933
Net realized gain from investment transactions	9,524,286	17,483,339
Net change in unrealized appreciation on investments	50,443,347	8,520,098
Change in net assets resulting from operations	65,040,997	34,583,370
Distributions to shareholders from:
Class A	(200,879)	(899,367)
Class C	(6,169)	(39,860)
Class R6	(127,133)	(190,194)
Institutional Class	(3,976,802)	(17,774,112)
Total distributions to shareholders	(4,310,983)	(18,903,533)
Capital Transactions:
Class A
Proceeds from shares issued	2,341,126	3,595,321
Dividends reinvested	179,422	810,621
Cost of shares redeemed	(1,554,923)	(3,472,038)
Change in Class A from capital transactions	965,625	933,904
Class C
Proceeds from shares issued	127,161	130,195
Dividends reinvested	5,949	38,323
Cost of shares redeemed	(96,548)	(262,758)
Change in Class C from capital transactions	36,562	(94,240)
Class R6
Proceeds from shares issued	4,061,598	9,413,069
Dividends reinvested	127,133	190,194
Cost of shares redeemed	(1,511,881)	(756,168)
Change in Class R6 from capital transactions	2,676,850	8,847,095
Institutional Class
Proceeds from shares issued	30,857,943	80,023,023
Dividends reinvested	3,858,186	17,465,855
Cost of shares redeemed	(41,481,072)	(94,464,423)
Change in Institutional Class from capital transactions	(6,764,943)	3,024,455
Change in net assets from capital transactions	(3,085,906)	12,711,214
Change in net assets	57,644,108	28,391,051
Net Assets:
Beginning of year	391,038,552	362,647,501
End of year	$448,682,660	$391,038,552
Shares Transactions:
Class A
Issued	64,419	106,018
Reinvested	4,756	24,643
Redeemed	(42,522)	(102,406)
Change in Class A	26,653	28,255
Class C
Issued	3,286	3,584
Reinvested	149	1,105
Redeemed	(2,449)	(7,424)
Change in Class C	986	(2,735)
Class R6
Issued	117,752	299,805
Reinvested	3,639	6,241
Redeemed	(44,263)	(24,442)
Change in Class R6	77,128	281,604
Institutional Class
Issued	833,031	2,366,883
Reinvested	102,001	529,146
Redeemed	(1,105,879)	(2,778,707)
Change in Institutional Class	(170,847)	117,322
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP CORE FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$473,700	$971,149
Net realized gain from investment transactions	3,356,376	11,682,262
Net change in unrealized appreciation/(depreciation) on investments	22,651,464	(357,605)
Change in net assets resulting from operations	26,481,540	12,295,806
Distributions to shareholders from:
Class A	—	(24,048)
Class R6	—	(60,330)
Institutional Class	—	(1,931,654)
Total distributions to shareholders	—	(2,016,032)
Capital Transactions:
Class A
Proceeds from shares issued	1,008,196	1,654,080
Dividends reinvested	—	23,739
Cost of shares redeemed	(202,479)	(269,970)
Change in Class A from capital transactions	805,717	1,407,849
Class R6
Proceeds from shares issued	7,697,693	8,790,585
Dividends reinvested	—	60,329
Cost of shares redeemed	(1,492,853)	(430,770)
Change in Class R6 from capital transactions	6,204,840	8,420,144
Institutional Class
Proceeds from shares issued	14,705,121	51,219,921
Dividends reinvested	—	1,869,838
Cost of shares redeemed	(14,415,901)	(26,993,488)
Change in Institutional Class from capital transactions	289,220	26,096,271
Change in net assets from capital transactions	7,299,777	35,924,264
Change in net assets	33,781,317	46,204,038
Net Assets:
Beginning of year	152,338,641	106,134,603
End of year	$186,119,958	$152,338,641
Shares Transactions:
Class A
Issued	32,360	56,027
Reinvested	—	778
Redeemed	(6,195)	(9,128)
Change in Class A	26,165	47,677
Class R6
Issued	244,721	302,939
Reinvested	—	2,006
Redeemed	(47,914)	(14,802)
Change in Class R6	196,807	290,143
Institutional Class
Issued	464,296	1,781,737
Reinvested	—	61,226
Redeemed	(449,657)	(913,635)
Change in Institutional Class	14,639	929,328
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP GROWTH FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income (loss)	$(128,611)	$244,431
Net realized gain from investment transactions	8,417,573	22,436,704
Net change in unrealized appreciation/(depreciation) on investments	30,044,617	(5,850,667)
Change in net assets resulting from operations	38,333,579	16,830,468
Distributions to shareholders from:
Class A	—	(89,896)
Institutional Class	—	(11,294,020)
Total distributions to shareholders	—	(11,383,916)
Capital Transactions:
Class A
Proceeds from shares issued	908,888	1,223,683
Dividends reinvested	—	88,545
Cost of shares redeemed	(44,980)	(192,047)
Change in Class A from capital transactions	863,908	1,120,181
Institutional Class
Proceeds from shares issued	20,021,344	70,731,064
Dividends reinvested	—	11,288,690
Cost of shares redeemed	(24,381,069)	(35,141,426)
Change in Institutional Class from capital transactions	(4,359,725)	46,878,328
Change in net assets from capital transactions	(3,495,817)	47,998,509
Change in net assets	34,837,762	53,445,061
Net Assets:
Beginning of year	180,725,569	127,280,508
End of year	$215,563,331	$180,725,569
Shares Transactions:
Class A
Issued	28,784	40,035
Reinvested	—	2,862
Redeemed	(1,371)	(6,269)
Change in Class A	27,413	36,628
Institutional Class
Issued	615,790	2,366,922
Reinvested	—	364,034
Redeemed	(742,514)	(1,158,745)
Change in Institutional Class	(126,724)	1,572,211
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP VALUE FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$610,005	$1,053,676
Net realized gain from investment transactions	3,253,107	9,455,845
Net change in unrealized appreciation/(depreciation) on investments	6,981,651	(3,711,977)
Change in net assets resulting from operations	10,844,763	6,797,544
Distributions to shareholders from:
Class A	—	(71,720)
Institutional Class	—	(5,399,092)
Total distributions to shareholders	—	(5,470,812)
Capital Transactions:
Class A
Proceeds from shares issued	344,963	524,943
Dividends reinvested	—	68,448
Cost of shares redeemed	(92,921)	(178,125)
Change in Class A from capital transactions	252,042	415,266
Institutional Class
Proceeds from shares issued	21,080,005	33,915,143
Dividends reinvested	—	5,388,884
Cost of shares redeemed	(6,648,010)	(28,154,418)
Change in Institutional Class from capital transactions	14,431,995	11,149,609
Change in net assets from capital transactions	14,684,037	11,564,875
Change in net assets	25,528,800	12,891,607
Net Assets:
Beginning of year	82,397,839	69,506,232
End of year	$107,926,639	$82,397,839
Shares Transactions:
Class A
Issued	11,896	17,481
Reinvested	—	2,444
Redeemed	(3,104)	(6,321)
Change in Class A	8,792	13,604
Institutional Class
Issued	702,222	1,204,578
Reinvested	—	191,980
Redeemed	(222,882)	(993,315)
Change in Institutional Class	479,340	403,243
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$3,301,254	$6,075,023
Net realized loss from investment transactions	(218,908)	(2,414,847)
Net change in unrealized appreciation on investments	3,908,392	8,896,821
Change in net assets resulting from operations	6,990,738	12,556,997
Distributions to shareholders from:
Class A	(36,987)	(63,745)
Institutional Class	(3,299,336)	(5,820,555)
Total distributions to shareholders	(3,336,323)	(5,884,300)
Capital Transactions:
Class A
Proceeds from shares issued	26,524	152,044
Dividends reinvested	34,927	62,209
Cost of shares redeemed	(73,892)	(380,167)
Change in Class A from capital transactions	(12,441)	(165,914)
Institutional Class
Proceeds from shares issued	20,459,887	37,138,546
Dividends reinvested	3,212,858	5,687,182
Cost of shares redeemed	(18,716,342)	(50,592,321)
Change in Institutional Class from capital transactions	4,956,403	(7,766,593)
Change in net assets from capital transactions	4,943,962	(7,932,507)
Change in net assets	8,598,377	(1,259,810)
Net Assets:
Beginning of year	191,950,196	193,210,006
End of year	$200,548,573	$191,950,196
Shares Transactions:
Class A
Issued	1,159	6,752
Reinvested	1,538	2,782
Redeemed	(3,263)	(17,054)
Change in Class A	(566)	(7,520)
Institutional Class
Issued	901,344	1,671,427
Reinvested	142,211	255,826
Redeemed	(825,524)	(2,288,354)
Change in Institutional Class	218,031	(361,101)
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED INTERNATIONAL FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$2,897,323	$4,605,546
Net realized gain from investment transactions	10,385,572	27,835,944
Net change in unrealized appreciation/(depreciation) on investments	27,151,060	(2,894,284)
Change in net assets resulting from operations	40,433,955	29,547,206
Distributions to shareholders from:
Class A	—	(281,724)
Class R6	—	(460,442)
Institutional Class	—	(30,402,743)
Total distributions to shareholders	—	(31,144,909)
Capital Transactions:
Class A
Proceeds from shares issued	805,900	984,168
Dividends reinvested	—	273,085
Cost of shares redeemed	(261,126)	(1,036,196)
Change in Class A from capital transactions	544,774	221,057
Class R6
Proceeds from shares issued	11,845,458	6,918,630
Dividends reinvested	—	460,442
Cost of shares redeemed	(3,106,949)	(671,769)
Change in Class R6 from capital transactions	8,738,509	6,707,303
Institutional Class
Proceeds from shares issued	37,717,102	45,998,762
Dividends reinvested	—	29,463,333
Cost of shares redeemed	(27,725,680)	(85,099,653)
Change in Institutional Class from capital transactions	9,991,422	(9,637,558)
Change in net assets from capital transactions	19,274,705	(2,709,198)
Change in net assets	59,708,660	(4,306,901)
Net Assets:
Beginning of year	211,013,278	215,320,179
End of year	$270,721,938	$211,013,278
Shares Transactions:
Class A
Issued	30,491	42,334
Reinvested	—	12,863
Redeemed	(10,365)	(42,648)
Change in Class A	20,126	12,549
Class R6
Issued	577,780	372,648
Reinvested	—	27,721
Redeemed	(152,312)	(35,585)
Change in Class R6	425,468	364,784
Institutional Class
Issued	1,489,990	1,907,800
Reinvested	—	1,395,705
Redeemed	(1,068,920)	(3,532,109)
Change in Institutional Class	421,070	(228,604)
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED LARGE CAP FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$944,924	$1,732,394
Net realized gain from investment transactions	5,653,765	13,594,103
Net change in unrealized appreciation on investments	52,222,591	10,208,951
Change in net assets resulting from operations	58,821,280	25,535,448
Distributions to shareholders from:
Class A	—	(945,006)
Class R6	—	(220,177)
Institutional Class	—	(19,139,855)
Total distributions to shareholders	—	(20,305,038)
Capital Transactions:
Class A
Proceeds from shares issued	4,768,133	6,298,782
Dividends reinvested	—	915,309
Cost of shares redeemed	(2,539,754)	(3,992,110)
Change in Class A from capital transactions	2,228,379	3,221,981
Class R6
Proceeds from shares issued	7,006,427	5,069,328
Dividends reinvested	—	220,177
Cost of shares redeemed	(604,502)	(1,005,352)
Change in Class R6 from capital transactions	6,401,925	4,284,153
Institutional Class
Proceeds from shares issued	19,462,389	39,362,044
Dividends reinvested	—	18,991,571
Cost of shares redeemed	(24,739,730)	(54,302,450)
Change in Institutional Class from capital transactions	(5,277,341)	4,051,165
Change in net assets from capital transactions	3,352,963	11,557,299
Change in net assets	62,174,243	16,787,709
Net Assets:
Beginning of year	248,411,829	231,624,120
End of year	$310,586,072	$248,411,829
Shares Transactions:
Class A
Issued	129,515	182,876
Reinvested	—	26,654
Redeemed	(67,524)	(117,723)
Change in Class A	61,991	91,807
Class R6
Issued	238,070	190,242
Reinvested	—	8,206
Redeemed	(20,508)	(36,732)
Change in Class R6	217,562	161,716
Institutional Class
Issued	527,989	1,138,702
Reinvested	—	556,285
Redeemed	(664,025)	(1,574,183)
Change in Institutional Class	(136,036)	120,804
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	For the Six Months Ended (Unaudited) October 31, 2025	For the Year Ended April 30, 2025
Change in net assets resulting from operations:
Net investment income	$820,496	$1,604,886
Net realized gain from investment transactions	7,656,960	12,168,448
Net change in unrealized appreciation/(depreciation) on investments	18,488,426	(16,943,259)
Change in net assets resulting from operations	26,965,882	(3,169,925)
Distributions to shareholders from:
Class A	—	(2,521,608)
Class R6	—	(53,663)
Institutional Class	—	(9,421,624)
Total distributions to shareholders	—	(11,996,895)
Capital Transactions:
Class A
Proceeds from shares issued	472,768	1,730,885
Dividends reinvested	—	2,241,186
Cost of shares redeemed	(5,717,335)	(6,719,305)
Change in Class A from capital transactions	(5,244,567)	(2,747,234)
Class R6
Proceeds from shares issued	1,428,897	1,016,681
Dividends reinvested	—	53,663
Cost of shares redeemed	(345,128)	(140,005)
Change in Class R6 from capital transactions	1,083,769	930,339
Institutional Class
Proceeds from shares issued	11,453,075	67,230,823
Dividends reinvested	—	8,436,282
Cost of shares redeemed	(32,315,485)	(68,687,338)
Change in Institutional Class from capital transactions	(20,862,410)	6,979,767
Change in net assets from capital transactions	(25,023,208)	5,162,872
Change in net assets	1,942,674	(10,003,948)
Net Assets:
Beginning of year	168,524,646	178,528,594
End of year	$170,467,320	$168,524,646
Shares Transactions:
Class A
Issued	38,464	138,735
Reinvested	—	180,741
Redeemed	(461,973)	(540,727)
Change in Class A	(423,509)	(221,251)
Class R6
Issued	127,925	92,498
Reinvested	—	4,865
Redeemed	(30,884)	(13,228)
Change in Class R6	97,041	84,135
Institutional Class
Issued	894,641	5,158,131
Reinvested	—	659,600
Redeemed	(2,444,663)	(5,349,994)
Change in Institutional Class	(1,550,022)	467,737
Amounts denoted as ‘‘—’’ are less than $0.50.

 See notes to financial statements.

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STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Covered Call Income Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$7.40	$0.01 (d)	$1.03	$1.04
Year ended April 30, 2025	7.79	0.02 (d)	0.59	0.61
Year ended April 30, 2024	7.47	0.04 (d)	1.09	1.13
Year ended April 30, 2023	7.79	0.05 (d)	0.29	0.34
Year ended April 30, 2022	9.88	0.02 (d)	0.14	0.16
Year ended April 30, 2021	8.64	0.05 (d)	2.59	2.64
Class C
Six months ended October 31, 2025 (Unaudited)	$7.29	$(0.02)(d)(f)	$1.01	$0.99
Year ended April 30, 2025	7.71	(0.04)(d)(f)	0.59	0.55
Year ended April 30, 2024	7.42	(0.01)(d)(f)	1.06	1.05
Year ended April 30, 2023	7.77	(0.01)(d)(f)	0.29	0.28
Year ended April 30, 2022	9.91	(0.05)(d)	0.12	0.07
Year ended April 30, 2021	8.70	(0.02)(d)(f)	2.60	2.58
Class R6
Period ended October 31, 2025(g) (Unaudited)	$8.00	$0.01 (d)	$0.21	$0.22
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$7.53	$0.02 (d)	$1.05	$1.07
Year ended April 30, 2025	7.90	0.04 (d)	0.60	0.64
Year ended April 30, 2024	7.56	0.07 (d)	1.09	1.16
Year ended April 30, 2023	7.87	0.07 (d)	0.30	0.37
Year ended April 30, 2022	9.92	0.05 (d)	0.12	0.17
Year ended April 30, 2021	8.65	0.07 (d)	2.61	2.68
Steward Equity Market Neutral Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$28.11	$0.36 (d)	$(1.52)	$(1.16)
Year ended April 30, 2025	29.29	1.00 (d)	(1.24)	(0.24)
Year ended April 30, 2024	27.80	1.08 (d)	1.72	2.80
Year ended April 30, 2023	26.47	0.56 (d)	0.78 (i)	1.34
Period ended April 30, 2022(j)	25.00	(0.14)	1.61	1.47
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$28.20	$0.38 (d)	$(1.53)	$(1.15)
Year ended April 30, 2025	29.48	1.01 (d)	(1.19)	(0.18)
Year ended April 30, 2024	27.91	1.13 (d)	1.75	2.88
Year ended April 30, 2023	26.52	0.42 (d)	0.98 (i)	1.40
Period ended April 30, 2022(j)	25.00	(0.18)	1.70	1.52
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	During the year, additional fees were voluntary waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.34% higher.
(f)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g)	For the period August 28, 2025 (commencement of operations) through October 31, 2025.
(h)
The ratio for the Steward Equity Market Neutral Fund includes the effect of dividend expense on securities sold short and brokerage expense on securities sold short, if applicable, which increased the ratio by 0.94% and 0.91% for Class A and Institutional Class, respectively, for the period ended October 31, 2025, 0.73% and
0.74% for Class A and Institutional Class, respectively, for the year ended April 30, 2025,  0.83% and 0.79% for Class A and Institutional Class, respectively, for the year ended April 30, 2024, 0.36% and 0.52% for Class A and Institutional Class, respectively, for the year ended April 30, 2023, and 1.56% and 1.39% for Class A and Institutional Class, respectively, for the period ended April 30, 2022.

(i)
The Adviser has reimbursed the Fund $2,372 for a procedural error.  The impact was deemed immaterial to net realized and unrealized gain/loss on investments and the Fund’s total return, representing less than $0.005 per share.

(j)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.

 See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.01)	$(0.26)	$(0.27)	$8.17	14.29%	$8,537	1.33%	1.25%	0.20%	46%
(0.07)	(0.93)	(1.00)	7.40	7.68	6,689	1.38	1.25	0.28	101
(0.06)	(0.75)	(0.81)	7.79	15.52	3,336	1.42	1.25	0.51	111
(0.04)	(0.62)	(0.66)	7.47	5.08	735	1.80	1.25	0.69	73
(0.08)	(2.17)	(2.25)	7.79	(0.18)	93	2.37	1.25	0.21	130
(0.07)	(1.33)	(1.40)	9.88	32.27	11	2.42	1.25 (e)	0.51	156

$(0.00)	$(0.26)	$(0.26)	$8.02	13.78%	$2,130	2.11%	2.00%	(0.55)%	46%
(0.04)	(0.93)	(0.97)	7.29	6.97	1,629	2.18	2.00	(0.46)	101
(0.01)	(0.75)	(0.76)	7.71	14.48	1,408	2.24	2.00	(0.15)	111
(0.01)	(0.62)	(0.63)	7.42	4.10	1,101	2.51	2.00	(0.12)	73
(0.04)	(2.17)	(2.21)	7.77	(0.96)	202	2.82	2.00	(0.55)	130
(0.04)	(1.33)	(1.37)	9.91	31.33	195	2.96	2.00 (e)	(0.18)	156

$(0.01)	$(0.08)	$(0.09)	$8.13	2.83%	$359	1.14%	1.00%	0.47%	46%

$(0.02)	$(0.26)	$(0.28)	$8.32	14.52%	$95,201	1.14%	1.00%	0.45%	46%
(0.08)	(0.93)	(1.01)	7.53	7.94	81,819	1.20	1.00	0.54	101
(0.07)	(0.75)	(0.82)	7.90	15.79	74,084	1.25	1.00	0.84	111
(0.06)	(0.62)	(0.68)	7.56	5.41	53,747	1.51	1.00	0.93	73
(0.05)	(2.17)	(2.22)	7.87	(0.04)	22,952	1.61	1.00	0.46	130
(0.08)	(1.33)	(1.41)	9.92	32.73	36,186	2.00	1.00 (e)	0.75	156

$—	$—	$—	$26.95	(4.13)%	$3,332	2.57 (h)%	2.57 (h)%	2.59%	97%
(0.87)	(0.07)	(0.94)	28.11	(0.71)	5,369	2.41 (h)	2.41 (h)	3.49	132
(1.08)	(0.23)	(1.31)	29.29	10.40	7,118	2.55 (h)	2.55 (h)	3.77	151
—	(0.01)	(0.01)	27.80	5.07	6,605	2.21 (h)	2.21 (h)	2.04	160
—	—	—	26.47	5.88	342	3.81 (h)	3.81 (h)	(2.26)	111

$—	$—	$—	$27.05	(4.08)%	$99,438	2.36%	2.36 (h)%	2.81%	97%
(1.03)	(0.07)	(1.10)	28.20	(0.50)	108,749	2.22 (h)	2.22 (h)	3.53	132
(1.08)	(0.23)	(1.31)	29.48	10.64	76,697	2.30 (h)	2.30 (h)	3.95	151
—	(0.01)	(0.01)	27.91	5.28	69,782	2.12 (h)	2.12 (h)	1.52	160
—	—	—	26.52	6.08	26,082	3.11 (h)	3.11 (h)	(1.65)	111

 See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Global Equity Income Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$33.52	$0.39 (d)	$5.11	$5.50
Year ended April 30, 2025	32.21	0.68 (d)	2.26	2.94
Year ended April 30, 2024	28.82	0.75 (d)	3.41	4.16
Year ended April 30, 2023	32.19	0.82 (d)	(1.76)	(0.94)
Year ended April 30, 2022	37.39	0.50 (d)	(0.39)	0.11
Year ended April 30, 2021	26.39	0.53 (d)	11.40	11.93
Class C
Six months ended October 31, 2025 (Unaudited)	$35.39	$0.26 (d)	$5.39	$5.65
Year ended April 30, 2025	33.96	0.45 (d)	2.38	2.83
Year ended April 30, 2024	30.45	0.55 (d)	3.52	4.07
Year ended April 30, 2023	33.94	0.62 (d)	(1.89)	(1.27)
Year ended April 30, 2022	39.17	0.23 (d)	(0.38)	(0.15)
Year ended April 30, 2021	27.65	0.32 (d)	11.92	12.24
Class R6
Six months ended October 31, 2025 (Unaudited)	$31.04	$0.42 (d)	$4.74	$5.16
Year ended April 30, 2025	29.94	0.79 (d)	2.05	2.84
Year ended April 30, 2024	26.79	0.81 (d)	3.21	4.02
Year ended April 30, 2023	30.09	0.86 (d)	(1.64)	(0.78)
Year ended April 30, 2022	35.30	0.61 (d)	(0.36)	0.25
Year ended April 30, 2021	25.00	0.62 (d)	10.79	11.41
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$33.62	$0.44 (d)	$5.13	$5.57
Year ended April 30, 2025	32.30	0.77 (d)	2.26	3.03
Year ended April 30, 2024	28.86	0.83 (d)	3.45	4.28
Year ended April 30, 2023	32.23	0.89 (d)	(1.76)	(0.87)
Year ended April 30, 2022	37.46	0.60 (d)	(0.40)	0.20
Year ended April 30, 2021	26.48	0.62 (d)	11.45	12.07
Steward Values Enhanced International Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$23.47	$0.27 (d)	$3.95	$4.22
Year ended April 30, 2025	24.11	0.49 (d)	2.69	3.18
Year ended April 30, 2024	22.09	0.44 (d)	2.39	2.83
Year ended April 30, 2023	21.97	0.62 (d)	0.11	0.73
Year ended April 30, 2022	24.85	0.52 (d)	(2.41)	(1.89)
Year ended April 30, 2021	17.59	0.37 (d)	7.65	8.02
Class R6
Six months ended October 31, 2025 (Unaudited)	$18.38	$0.25 (d)	$3.10	$3.35
Year ended April 30, 2025	19.71	0.50 (d)	2.09	2.59
Year ended April 30, 2024	18.31	0.43 (d)	1.99	2.42
Year ended April 30, 2023	18.33	0.58 (d)	0.08	0.66
Year ended April 30, 2022	20.91	0.51 (d)	(2.02)	(1.51)
Year ended April 30, 2021	14.95	0.36 (d)	6.50	6.86
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$23.36	$0.27 (d)	$3.97	$4.24
Year ended April 30, 2025	24.02	0.54 (d)	2.69	3.23
Year ended April 30, 2024	22.11	0.50 (d)	2.39	2.89
Year ended April 30, 2023	21.98	0.67 (d)	0.12	0.79
Year ended April 30, 2022	24.87	0.58 (d)	(2.42)	(1.84)
Year ended April 30, 2021	17.66	0.40 (d)	7.70	8.10
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.

 See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.34)	$—	$(0.34)	$38.68	16.43%	$23,377	1.22%	2.10%	15%
(0.68)	(0.95)	(1.63)	33.52	9.28	19,361	1.26	2.00	37
(0.77)	—	(0.77)	32.21	14.62	17,697	1.27	2.49	59
(0.75)	(1.68)	(2.43)	28.82	(2.67)	18,217	1.26	2.77	53
(0.56)	(4.75)	(5.31)	32.19	(0.20)	19,325	1.23	1.36	73
(0.48)	(0.45)	(0.93)	37.39	45.81	47,363	1.26	1.71	67

$(0.22)	$—	$(0.22)	$40.82	15.99%	$1,112	1.99%	1.32%	15%
(0.45)	(0.95)	(1.40)	35.39	8.44	929	2.02	1.26	37
(0.56)	—	(0.56)	33.96	13.50	985	2.03	1.73	59
(0.54)	(1.68)	(2.22)	30.45	(3.51)	1,061	2.04	1.98	53
(0.33)	(4.75)	(5.08)	33.94	(0.88)	812	1.96	0.59	73
(0.27)	(0.45)	(0.72)	39.17	44.75	3,885	1.98	0.95	67

$(0.39)	$—	$(0.39)	$35.81	16.64%	$13,499	0.88%	2.44%	15%
(0.79)	(0.95)	(1.74)	31.04	9.66	9,306	0.91	2.52	37
(0.87)	—	(0.87)	29.94	15.23	545	0.90	2.88	59
(0.84)	(1.68)	(2.52)	26.79	(2.25)	315	0.91	3.10	53
(0.71)	(4.75)	(5.46)	30.09	0.15	309	0.90	1.79	73
(0.66)	(0.45)	(1.11)	35.30	46.35	239	0.87	2.03	67

$(0.37)	$—	$(0.37)	$38.82	16.60%	$410,695	0.98%	2.34%	15%
(0.76)	(0.95)	(1.71)	33.62	9.53	361,443	1.01	2.26	37
(0.84)	—	(0.84)	32.30	15.03	343,421	1.01	2.75	59
(0.82)	(1.68)	(2.50)	28.86	(2.42)	334,042	1.02	2.98	53
(0.68)	(4.75)	(5.43)	32.23	0.02	275,163	0.99	1.65	73
(0.64)	(0.45)	(1.09)	37.46	46.24	293,352	0.98	1.95	67

$—	$—	$—	$27.69	17.98%	$3,290	0.97%	2.11%	24%
(0.59)	(3.23)	(3.82)	23.47	14.86	2,316	1.03	1.99	75
(0.61)	(0.20)	(0.81)	24.11	12.97	2,076	1.04	1.89	19
(0.36)	(0.25)	(0.61)	22.09	3.55	4,058	1.04	2.94	18
(0.38)	(0.61)	(0.99)	21.97	(7.86)	5,159	0.99	2.08	14
(0.25)	(0.51)	(0.76)	24.85	46.20	8,721	1.00	1.81	14

$—	$—	$—	$21.73	18.23%	$18,435	0.62%	2.42%	24%
(0.69)	(3.23)	(3.92)	18.38	15.27	7,774	0.66	2.63	75
(0.82)	(0.20)	(1.02)	19.71	13.46	1,145	0.66	2.27	19
(0.43)	(0.25)	(0.68)	18.31	3.92	548	0.67	3.29	18
(0.46)	(0.61)	(1.07)	18.33	(7.57)	606	0.66	2.45	14
(0.39)	(0.51)	(0.90)	20.91	46.71	635	0.64	1.98	14

$—	$—	$—	$27.60	18.15%	$248,997	0.71%	2.08%	24%
(0.66)	(3.23)	(3.89)	23.36	15.17	200,923	0.77	2.22	75
(0.78)	(0.20)	(0.98)	24.02	13.28	212,099	0.78	2.16	19
(0.41)	(0.25)	(0.66)	22.11	3.82	210,654	0.78	3.16	18
(0.44)	(0.61)	(1.05)	21.98	(7.67)	201,769	0.76	2.35	14
(0.38)	(0.51)	(0.89)	24.87	46.56	171,237	0.76	1.86	14

 See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Large Cap Core Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$28.46	$0.05 (d)	$4.76	$4.81
Year ended April 30, 2025	25.99	0.13 (d)	2.72	2.85
Year ended April 30, 2024	21.45	0.12 (d)	4.52	4.64
Year ended April 30, 2023	21.54	0.15 (d)	(0.07)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.05	(3.49)	(3.44)
Class R6
Six months ended October 31, 2025 (Unaudited)	$28.09	$0.08 (d)	$4.71	$4.79
Year ended April 30, 2025	25.66	0.19 (d)	2.70	2.89
Period ended April 30, 2024(g)	26.00	—	(0.34)(e)	(0.34)
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$28.52	$0.09 (d)	$4.77	$4.86
Year ended April 30, 2025	26.02	0.21 (d)	2.73	2.94
Year ended April 30, 2024	21.50	0.18 (d)	4.53	4.71
Year ended April 30, 2023	21.56	0.21 (d)	(0.07)(e)	0.14
Period ended April 30, 2022(f)	25.00	0.07	(3.48)	(3.41)
Steward Large Cap Growth Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$28.35	$(0.06)(d)	$6.02	$5.96
Year ended April 30, 2025	26.77	(0.04)(d)	3.67 (e)	3.63
Year ended April 30, 2024	20.63	0.02 (d)	6.13	6.15
Year ended April 30, 2023	20.65	0.06 (d)	(0.03)(e)	0.03
Period ended April 30, 2022(f)	25.00	— (d)(h)	(4.34)	(4.34)
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$28.44	$(0.02)(d)	$6.04	$6.02
Year ended April 30, 2025	26.81	0.05 (d)	3.67	3.72
Year ended April 30, 2024	20.68	0.08 (d)	6.15	6.23
Year ended April 30, 2023	20.68	0.11 (d)	(0.03)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.02 (d)	(4.33)	(4.31)
Steward Large Cap Value Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$27.23	$0.16 (d)	$3.27	$3.43
Year ended April 30, 2025	26.68	0.36 (d)	2.53	2.89
Year ended April 30, 2024	22.62	0.33 (d)	4.01	4.34
Year ended April 30, 2023	22.89	0.30 (d)	(0.20)	0.10
Period ended April 30, 2022(f)	25.00	0.09	(2.15)	(2.06)
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$27.31	$0.19 (d)	$3.29	$3.48
Year ended April 30, 2025	26.73	0.43 (d)	2.54	2.97
Year ended April 30, 2024	22.69	0.40 (d)	4.00	4.40
Year ended April 30, 2023	22.92	0.37 (d)	(0.21)	0.16
Period ended April 30, 2022(f)	25.00	0.16	(2.19)	(2.03)
Steward Select Bond Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$22.55	$0.36 (d)	$0.43	$0.79
Year ended April 30, 2025	21.76	0.62 (d)	0.77	1.39
Year ended April 30, 2024	22.20	0.47 (d)	(0.48)	(0.01)
Year ended April 30, 2023	22.59	0.34 (d)	(0.40)	(0.06)
Year ended April 30, 2022	25.05	0.28	(2.46)	(2.18)
Year ended April 30, 2021	25.38	0.34 (d)	(0.33)	0.01
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$22.43	$0.38 (d)	$0.43	$0.81
Year ended April 30, 2025	21.64	0.68 (d)	0.76	1.44
Year ended April 30, 2024	22.08	0.53 (d)	(0.48)	0.05
Year ended April 30, 2023	22.45	0.38 (d)	(0.38)	—
Year ended April 30, 2022	24.90	0.32	(2.44)	(2.12)
Year ended April 30, 2021	25.28	0.39 (d)	(0.32)	0.07
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.
(g)	For the period April 24, 2024 (commencement of operations) through April 30, 2024.
(h)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.

 See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$—	$—	$33.27	16.90%	$4,013	1.11%	1.00%	0.29%	56%
(0.12)	(0.26)	(0.38)	28.46	10.87	2,689	1.21	1.00	0.44	82
(0.10)	—	(0.10)	25.99	21.63	1,216	1.22	1.00	0.47	98
(0.17)	—	(0.17)	21.45	0.44	490	1.23	1.00	0.71	79
(0.02)	—	(0.02)	21.54	(13.81)	313	1.73	1.00	0.61	35

$—	$—	$—	$32.88	17.05%	$16,023	0.77%	0.75%	0.53%	56%
(0.20)	(0.26)	(0.46)	28.09	11.15	8,161	0.85	0.75	0.64	82
—	—	—	25.66	(1.31)	10	0.90	0.75	(2.27)	98

$—	$—	$—	$33.38	17.04%	$166,084	0.87%	0.75%	0.55%	56%
(0.18)	(0.26)	(0.44)	28.52	11.17	141,489	0.92	0.75	0.71	82
(0.19)	—	(0.19)	26.02	21.92	104,909	0.96	0.75	0.75	98
(0.20)	—	(0.20)	21.50	0.67	78,358	0.99	0.75	1.00	79
(0.03)	—	(0.03)	21.56	(13.67)	69,487	0.89	0.75	0.68	35

$—	$—	$—	$34.31	21.02%	$2,975	1.07%	1.00%	(0.39)%	55%
(0.03)	(2.02)	(2.05)	28.35	12.91	1,682	1.17	1.00	(0.13)	92
(0.01)	—	(0.01)	26.77	29.83	607	1.22	1.00	0.07	63
(0.05)	—	(0.05)	20.63	0.19	326	1.29	1.00	0.31	56
(0.01)	—	(0.01)	20.65	(17.38)	189	2.49	1.00	(0.12)	37

$—	$—	$—	$34.46	21.17%	$212,588	0.84%	0.75%	(0.12)%	55%
(0.07)	(2.02)	(2.09)	28.44	13.22	179,044	0.89	0.75	0.15	92
(0.10)	—	(0.10)	26.81	30.15	126,674	0.95	0.75	0.32	63
(0.08)	—	(0.08)	20.68	0.41	74,556	1.04	0.75	0.55	56
(0.01)	—	(0.01)	20.68	(17.24)	42,789	0.99	0.75	0.15	37

$—	$—	$—	$30.66	12.60%	$1,445	1.17%	1.00%	1.04%	50%
(0.38)	(1.96)	(2.34)	27.23	10.56	1,044	1.27	1.00	1.26	133
(0.28)	—	(0.28)	26.68	19.25	660	1.26	1.00	1.36	103
(0.37)	—	(0.37)	22.62	0.45	640	1.28	1.00	1.36	110
(0.05)	—	(0.05)	22.89	(8.27)	328	2.01	1.00	1.13	62

$—	$—	$—	$30.79	12.74%	$106,482	0.92%	0.75%	1.29%	50%
(0.43)	(1.96)	(2.39)	27.31	10.84	81,354	1.01	0.75	1.50	133
(0.36)	—	(0.36)	26.73	19.50	68,846	0.99	0.75	1.61	103
(0.39)	—	(0.39)	22.69	0.71	62,625	1.03	0.75	1.64	110
(0.05)	—	(0.05)	22.92	(8.13)	60,314	0.91	0.75	1.55	62

$(0.37)	$—	$(0.37)	$22.97	3.51%	$2,340	0.97%	0.97%	3.11%	8%
(0.60)	—	(0.60)	22.55	6.44	2,309	0.96	0.96	2.78	32
(0.43)	—	(0.43)	21.76	(0.02)	2,392	0.99	0.99	2.15	19
(0.33)	—	(0.33)	22.20	(0.22)	2,740	0.96	0.96	1.52	10
(0.28)	—	(0.28)	22.59	(8.79)	3,832	0.92	0.92	1.12	20
(0.34)	—	(0.34)	25.05	0.04	5,989	0.94	0.94	1.34	24

$(0.39)	$—	$(0.39)	$22.85	3.63%	$198,209	0.71%	0.71%	3.38%	8%
(0.65)	—	(0.65)	22.43	6.72	189,641	0.70	0.70	3.04	32
(0.49)	—	(0.49)	21.64	0.22	190,818	0.73	0.73	2.44	19
(0.37)	—	(0.37)	22.08	0.04	152,266	0.74	0.74	1.75	10
(0.33)	—	(0.33)	22.45	(8.62)	146,882	0.72	0.72	1.31	20
(0.45)	—	(0.45)	24.90	0.26	181,279	0.70	0.70	1.54	24

 See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Values Enhanced Large Cap Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$32.67	$0.08 (d)	$7.54	$7.62
Year ended April 30, 2025	31.87	0.16 (d)	3.46	3.62
Year ended April 30, 2024	27.19	0.20 (d)	5.49	5.69
Year ended April 30, 2023	40.35	0.28 (d)	(0.77)(e)	(0.49)
Year ended April 30, 2022	53.12	0.20 (d)	2.06	2.26
Year ended April 30, 2021	39.31	0.35 (d)	17.55	17.90
Class R6
Six months ended October 31, 2025 (Unaudited)	$25.55	$0.11 (d)	$5.91	$6.02
Year ended April 30, 2025	25.47	0.21 (d)	2.81	3.02
Year ended April 30, 2024	21.98	0.24 (d)	4.43	4.67
Year ended April 30, 2023	35.13	0.32 (d)	(0.76)(e)	(0.44)
Year ended April 30, 2022	47.97	0.36 (d)	2.02	2.38
Year ended April 30, 2021	35.83	0.51 (d)	15.92	16.43
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$32.50	$0.12 (d)	$7.51	$7.63
Year ended April 30, 2025	31.72	0.24 (d)	3.44	3.68
Year ended April 30, 2024	27.11	0.27 (d)	5.47	5.74
Year ended April 30, 2023	40.18	0.35 (d)	(0.73)(e)	(0.38)
Year ended April 30, 2022	52.95	0.33 (d)	2.07	2.40
Year ended April 30, 2021	39.23	0.45 (d)	17.54	17.99
Steward Values Enhanced Small-Mid Cap Fund
Class A
Six months ended October 31, 2025 (Unaudited)	$11.13	$0.05 (d)	$1.71	$1.76
Year ended April 30, 2025	12.07	0.08 (d)	(0.25)	(0.17)
Year ended April 30, 2024	10.97	0.09 (d)	1.52	1.61
Year ended April 30, 2023	14.33	0.12 (d)	(0.39)	(0.27)
Year ended April 30, 2022	17.52	0.07	(0.99)	(0.92)
Year ended April 30, 2021	10.54	0.04 (d)	7.49	7.53
Class R6
Six months ended October 31, 2025 (Unaudited)	$9.91	$0.06 (d)	$1.54	$1.60
Year ended April 30, 2025	10.84	0.10 (d)	(0.22)	(0.12)
Year ended April 30, 2024	9.91	0.11 (d)	1.38	1.49
Year ended April 30, 2023	13.26	0.15 (d)	(0.37)	(0.22)
Year ended April 30, 2022	16.37	0.13	(0.93)	(0.80)
Year ended April 30, 2021	9.87	0.08 (d)	7.01	7.09
Institutional Class
Six months ended October 31, 2025 (Unaudited)	$11.49	$0.06 (d)	$1.78	$1.84
Year ended April 30, 2025	12.44	0.11 (d)	(0.27)	(0.16)
Year ended April 30, 2024	11.30	0.12 (d)	1.56	1.68
Year ended April 30, 2023	14.67	0.15 (d)	(0.41)	(0.26)
Year ended April 30, 2022	17.87	0.12	(1.02)	(0.90)
Year ended April 30, 2021	10.74	0.07 (d)	7.65	7.72
Amounts denoted as ‘‘—’’ are less than $0.50.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

 See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$—	$—	$40.29	23.32%	$19,651	0.81%	0.43%	12%
(0.18)	(2.64)	(2.82)	32.67	10.91	13,911	0.86	0.45	29
(0.35)	(0.66)	(1.01)	31.87	21.16	10,644	0.86	0.67	7
(0.03)	(12.64)	(12.67)	27.19	1.41	9,708	0.84	0.84	8
(0.19)	(14.84)	(15.03)	40.35	1.19	11,640	0.84	0.38	35
(0.35)	(3.74)	(4.09)	53.12	47.01	28,751	0.82	0.75	32

$—	$—	$—	$31.57	23.56%	$13,213	0.47%	0.74%	12%
(0.30)	(2.64)	(2.94)	25.55	11.30	5,136	0.51	0.78	29
(0.52)	(0.66)	(1.18)	25.47	21.57	1,001	0.51	1.00	7
(0.07)	(12.64)	(12.71)	21.98	1.82	538	0.52	1.16	8
(0.38)	(14.84)	(15.22)	35.13	1.55	528	0.49	0.79	35
(0.55)	(3.74)	(4.29)	47.97	47.55	520	0.45	1.23	32

$—	$—	$—	$40.13	23.48%	$277,722	0.57%	0.67%	12%
(0.26)	(2.64)	(2.90)	32.50	11.16	229,365	0.61	0.69	29
(0.47)	(0.66)	(1.13)	31.72	21.44	219,979	0.61	0.92	7
(0.05)	(12.64)	(12.69)	27.11	1.73	199,959	0.61	1.07	8
(0.33)	(14.84)	(15.17)	40.18	1.45	206,747	0.58	0.64	35
(0.53)	(3.74)	(4.27)	52.95	47.40	368,701	0.55	0.97	32

$—	$—	$—	$12.89	15.81%	$36,247	0.84%	0.76%	13%
(0.10)	(0.67)	(0.77)	11.13	(2.07)	35,985	0.83	0.65	36
(0.09)	(0.42)	(0.51)	12.07	14.75	41,708	0.83	0.80	18
(0.09)	(3.00)	(3.09)	10.97	(1.44)	41,713	0.83	0.79	20
(0.09)	(2.18)	(2.27)	14.33	(6.35)	47,599	0.80	0.39	33
(0.06)	(0.49)	(0.55)	17.52	72.56	64,997	0.78	0.31	36

$—	$—	$—	$11.51	16.15%	$2,497	0.53%	1.03%	13%
(0.14)	(0.67)	(0.81)	9.91	(1.87)	1,190	0.53	0.94	36
(0.14)	(0.42)	(0.56)	10.84	15.10	389	0.53	1.09	18
(0.13)	(3.00)	(3.13)	9.91	(1.13)	311	0.54	1.08	20
(0.13)	(2.18)	(2.31)	13.26	(6.09)	402	0.53	0.67	33
(0.10)	(0.49)	(0.59)	16.37	73.12	125	0.47	0.52	36

$—	$—	$—	$13.33	16.01%	$131,723	0.65%	0.93%	13%
(0.12)	(0.67)	(0.79)	11.49	(1.89)	131,350	0.64	0.85	36
(0.12)	(0.42)	(0.54)	12.44	14.96	136,432	0.64	0.99	18
(0.11)	(3.00)	(3.11)	11.30	(1.28)	125,240	0.65	0.97	20
(0.12)	(2.18)	(2.30)	14.67	(6.15)	138,771	0.61	0.57	33
(0.09)	(0.50)	(0.59)	17.87	73.00	208,505	0.57	0.51	36

 See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2025 (Unaudited)

Note 1
— Organization:

Steward Funds, Inc. (‘‘SFI’’), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified open-end management investment company. As of October 31, 2025, SFI is composed of ten separate operational funds, each a series of SFI (each a ‘‘Fund’’ and collectively the ‘‘Funds’’). The accompanying financial statements are presented for the following ten Funds:
Steward Covered Call Income Fund
Steward Equity Market Neutral Fund
Steward Global Equity Income Fund
Steward Large Cap Core Fund
Steward Large Cap Growth Fund
Steward Large Cap Value Fund
Steward Select Bond Fund
Steward Values Enhanced International Fund (formerly, Steward International Enhanced Index Fund)
Steward Values Enhanced Large Cap Fund
Steward Values Enhanced Small-Mid Cap Fund
Each Fund may offer four classes of shares: ‘‘Class A’’, ‘‘Class C’’, ‘‘Class R6’’, and ‘‘Institutional Class’’ (each a ‘‘Class’’ and collectively the ‘‘Classes’’). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.
The following share classes are available for purchase as of October 31, 2025:

Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	X	X	X	X
Steward Equity Market Neutral Fund	X	–	–	X
Steward Global Equity Income Fund	X	X	X	X
Steward Large Cap Core Fund	X	–	X	X
Steward Large Cap Growth Fund	X	–	–	X
Steward Large Cap Value Fund	X	–	–	X
Steward Select Bond Fund	X	–	–	X
Steward Values Enhanced International Fund	X	–	X	X
Steward Values Enhanced Large Cap Fund	X	–	X	X
Steward Values Enhanced Small-Mid Cap Fund	X	–	X	X
Note 2
— Investment Objectives and Strategies:

Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large capitalization securities market.
Steward Equity Market Neutral Fund seeks to provide long-term capital appreciation independent of the U.S. equity market. The Fund invests primarily in long and short positions in equity securities of large capitalization companies.
Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in U.S. and non-U.S. dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (‘‘DRs’’) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.
Steward Large Cap Core Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization companies.

Steward Large Cap Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization growth companies.
Steward Large Cap Value Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization value companies.
Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.
Steward Values Enhanced International Fund seeks to provide long-term capital appreciation. The Fund invests primarily in DRs or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies based on portfolio management's broad market view. The Fund's investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund's blended benchmark index, as modified by portfolio management's allocation between securities of developed market companies and emerging market companies, subject to the application of the Fund's values-based screens and the reallocation of a portion of each screened security's weighting in the blended benchmark index (as modified by portfolio management as described above) among certain remaining securities of companies that portfolio management believes exhibit positive values.
Steward Values Enhanced Large Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.
Steward Values Enhanced Small-Mid Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to generally match the weightings of and align with the risk profile of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.

In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.
Note 3
— Significant Accounting Policies:

Each Fund, as an investment company, follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) Topic 946 Financial Services — Investment Companies. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’). The following summarizes the significant accounting policies of the Funds.
Portfolio Valuation: Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day or the last trade price falls outside of the bid-ask spread at the end of the day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets.

If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of October 31, 2025:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$110,768,929	$—	$—	$110,768,929
Money Market Fund	1,222,530	—	—	1,222,530
Total Assets - Investments	$111,991,459	$ —	$ —	$111,991,459

Liabilities:
Other Financial Instruments
Written Call Options	$(5,902,787)	$—	$—	$(5,902,787)
Total Liabilities - Other Financial Instruments	$(5,902,787)	$ —	$ —	$(5,902,787)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$91,319,763	$—	$—	$91,319,763
Money Market Fund	5,304,839	—	—	5,304,839
Total Assets - Investments	$96,624,602	$ —	$ —	$96,624,602

Liabilities:
Security Type
Common Stocks Sold Short*	$(96,914,299)	$—	$—	$(96,914,299)
Total Liabilities - Securities Sold Short	$(96,914,299)	$ —	$ —	$(96,914,299)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$443,766,782	$—	$—	$443,766,782
Preferred Stocks*	4,571,961	—	—	4,571,961
Money Market Fund	831,738	—	—	831,738
Total Assets - Investments	$449,170,481	$ —	$ —	$449,170,481

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$185,780,255	$—	$—	$185,780,255
Money Market Fund	121,361	—	—	121,361
Total Assets - Investments	$185,901,616	$ —	$ —	$185,901,616

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$215,229,750	$—	$—	$215,229,750
Money Market Fund	118,527	—	—	118,527
Total Assets - Investments	$215,348,277	$ —	$ —	$215,348,277

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$105,625,975	$—	$—	$105,625,975
Money Market Fund	115,745	—	—	115,745
Total Assets - Investments	$105,741,720	$ —	$ —	$105,741,720

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$117,515,398	$—	$117,515,398
Municipal Bonds	—	5,070,396	—	5,070,396
U.S. Government Agencies	—	13,449,450	—	13,449,450
U.S. Government Agency Mortgage-Backed Obligations	—	2,648,038	—	2,648,038
U.S. Treasury Obligations	—	57,465,954	—	57,465,954
Money Market Fund	2,433,652	—	—	2,433,652
Total Assets - Investments	$2,433,652	$196,149,236	$ —	$198,582,888

Steward Values Enhanced International Fund
Assets:
Security Type
Common Stocks*	$265,661,649	$—	$—	$265,661,649
Preferred Stocks*	3,271,641	—	—	3,271,641
Money Market Fund	690,206	—	—	690,206
Total Assets - Investments	$269,623,496	$ —	$ —	$269,623,496

Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$310,090,718	$—	$—	$310,090,718
Rights*	—	—	— **	—
Money Market Fund	468,910	—	—	468,910
Total Assets - Investments	$310,559,628	$ —	$ —	$310,559,628

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$170,224,854	$—	$—	$170,224,854
Rights*	—	—	— **	—
Warrants	4,638	—	—	4,638
Money Market Fund	245,814	—	—	245,814
Total Assets - Investments	$170,475,306	$ —	$ —	$170,475,306

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
As of October 31, 2025, there were no significant Level 3 holdings for the Funds.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions, including estimates and assumptions related to taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, from Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund, Steward Values Enhanced International Fund, Steward Values Enhanced Large Cap Fund and Steward Values Enhanced Small-Mid Cap Fund are declared and paid annually, generally in December. Dividends from net investment income, if any, from Steward Global Equity Income Fund and Steward Select Bond Fund are declared and paid quarterly. Steward Covered Call Income Fund declares and pays a monthly dividend distribution which may consist of net investment income and/or short-term capital gains. For all Funds, net realized long-term and short-term capital gains, if any, are declared and distributed at least annually, generally in December, except that, as noted, Steward Covered Call Income Fund may pay short-term capital gains as part of its monthly dividend distribution.
Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
The notional amount of written options outstanding at October 31, 2025 was $83,890,893. The monthly average notional amount for written options contracts for the period May 1, 2025 through October 31, 2025 was $88,862,500. The net rebates are recognized as a component of investment income on the Statements of Operations.

Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of October 31, 2025, are:

		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk Options Contracts	Written options at fair value	$(5,902,787)

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains on options transactions	Change in unrealized depreciation on options transactions
Steward Covered Call Income Fund	Equity Risk	$1,635,143	$(817,500)
Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
As of and during the period ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
Allocation of Expenses: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.
Foreign Securities: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.
Short Sales: When Steward Equity Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.
The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.
When-Issued Securities: Steward Select Bond Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., ‘‘when issued”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however, the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

Note 4
— Investment Advisory and Other Agreements:

Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (‘‘Crossmark Global Holdings’’), serves as investment adviser to the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement between the Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.
As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:
Steward Covered Call Income Fund	Steward Large Cap Value Fund
— 0.625% of the first $1 billion	— 0.50% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.45% of the next $1 billion
— 0.40% of assets over $2 billion
Steward Equity Market Neutral Fund	Steward Select Bond Fund
— 1.00% of the first $1 billion	— 0.315% of the first $1 billion
— 0.90% of the next $1 billion	— 0.2835% of assets over $1 billion
— 0.80% of assets over $2 billion
Steward Global Equity Income Fund	Steward Values Enhanced International Fund
— 0.625% of the first $1 billion	— 0.365% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.3285% of assets over $1 billion
Steward Large Cap Core Fund	Steward Values Enhanced Large Cap Fund
— 0.50% of the first $1 billion	— 0.215% of the first $1 billion
— 0.45% of the next $1 billion	— 0.1935% of assets over $1 billion
— 0.40% of assets over $2 billion
Steward Large Cap Growth Fund	Steward Values Enhanced Small-Mid Cap Fund
— 0.50% of the first $1 billion	— 0.215% of the first $1 billion
— 0.45% of the next $1 billion	— 0.1935% of assets over $1 billion
— 0.40% of assets over $2 billion
With respect to each Fund listed below, Crossmark Global Investments has entered into an expense limitation agreement. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of a Fund in any fiscal year exceed the expense limit for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of October 31, 2025, the contractual expense limitations were as follows:

In effect through August 31, 2026
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	1.00%	1.00%
Steward Equity Market Neutral Fund	2.25%	N/A	N/A	2.00%
Steward Large Cap Core Fund	1.00%	N/A	0.75%	0.75%
Steward Large Cap Growth Fund	1.00%	N/A	N/A	0.75%
Steward Large Cap Value Fund	1.00%	N/A	N/A	0.75%

Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund and Steward Large Cap Value Fund have agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three years following the date on which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund and recouped by the Adviser during the year are reflected on the Statements of Operations as ‘‘Recoupment of prior expenses reimbursed by the Adviser.’’ There were no contingent liabilities related to these recoupments as of October 31, 2025.
From time to time, the Adviser may voluntarily waive fees or reimburse expenses of a Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Adviser. For the period ended October 31, 2025, the Adviser did not voluntarily waive or reimburse expenses of a Fund.
As of October 31, 2025, the amounts subject to repayment by the Funds in subsequent years under the expense limitation agreement were as follows:

	Class A				Class C
	April 30,				April 30,
Fund	2026	2027	2028	2029	2026	2027	2028	2029
Steward Covered Call Income Fund	$2,729	$2,900	$7,103	$3,012	$3,132	$3,174	$2,761	$1,074
Steward Large Cap Core Fund	1,044	1,387	4,010	1,951	N/A	N/A	N/A	N/A
Steward Large Cap Growth Fund	791	827	1,925	881	N/A	N/A	N/A	N/A
Steward Large Cap Value Fund	1,428	1,753	2,182	1,128	N/A	N/A	N/A	N/A

	Class R6				Institutional Class
	April 30,				April 30,
Fund	2026	2027	2028	2029	2026	2027	2028	2029
Steward Covered Call Income Fund	N/A	N/A	N/A	$8	$195,807	$170,218	$164,841	$63,045
Steward Large Cap Core Fund	N/A	— (a)	2,986	1,336	171,201	179,928	230,853	95,334
Steward Large Cap Growth Fund	N/A	N/A	N/A	N/A	170,571	186,429	231,874	92,723
Steward Large Cap Value Fund	N/A	N/A	N/A	N/A	167,245	169,802	185,003	78,922

(a)	Amount rounds to less than $1.00.
Crossmark Global Investments serves as the administrator of the Funds. For its administration and compliance services, Crossmark Global Investments receives a monthly fee from each Fund calculated at the annual rate of 0.075% of the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.
Crossmark Distributors, Inc. (‘‘Crossmark Distributors’’) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.
Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders.  The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders.  Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.
Each of the Funds has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall reimburse Crossmark Distributors out of the assets of the Fund attributable to the applicable Class for payments by Crossmark Distributors to certain third party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable Class participate. For asset-based fee arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable Class of the Fund. For per-account arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.
Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments and/or Crossmark Distributors.
Effective June 25, 2025, CWF Fund Officer Services (‘‘CWF’’) provides principal financial officer services to the Funds by making available a senior financial professional who serves as Treasurer of the Funds. CWF receives a fee from the Funds for the services provided, which is paid monthly in arrears. CWF is also reimbursed by the Funds for certain out-of-pocket expenses.
Prior to June 25, 2025, Foreside Fund Officer Services, LLC (‘‘Foreside’’), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), provided principal financial officer services to the Funds by making available a senior financial professional who served as Treasurer of the Funds. Foreside received a fee from the Funds for the services provided, which was paid monthly in arrears. Foreside was also reimbursed by the Funds for certain out-of-pocket expenses.
Total fees allocated to the Funds and paid to CWF or Foreside, as applicable, are reflected as ‘‘Principal financial officer fees’’ on the Statement of Operations.
Note 5
— Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Steward Covered Call Income Fund	$53,382,265	$47,938,395
Steward Equity Market Neutral Fund	196,532,872	198,702,957
Steward Global Equity Income Fund	64,395,269	64,511,917
Steward Large Cap Core Fund	105,813,537	97,832,153
Steward Large Cap Growth Fund	112,294,768	115,952,936
Steward Large Cap Value Fund	60,338,705	47,138,784
Steward Select Bond Fund	2,495,805	5,697,873
Steward Values Enhanced International Fund	78,855,572	57,241,294
Steward Values Enhanced Large Cap Fund	37,003,770	32,884,617
Steward Values Enhanced Small-Mid Cap Fund	22,864,851	46,888,405
Purchases and sales of U.S. government securities for the period ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$19,938,878	$10,168,859
Note 6
— Federal Income Tax Information:

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.  Reclassifications are made to a Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at a Fund's fiscal year-end.

As of October 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, including written call options and short positions, on a tax basis which include the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Covered Call Income Fund	$106,040,773	$6,417,376	$(6,369,477)	$47,899
Steward Equity Market Neutral Fund	(459,882)	16,354,869	(16,184,684)	170,185
Steward Global Equity Income Fund	346,898,326	111,828,861	(9,556,706)	102,272,155
Steward Large Cap Core Fund	153,590,917	37,127,282	(4,816,583)	32,310,699
Steward Large Cap Growth Fund	175,516,025	46,073,419	(6,241,167)	39,832,252
Steward Large Cap Value Fund	94,675,528	15,059,305	(3,993,113)	11,066,192
Steward Select Bond Fund	203,541,570	2,624,338	(7,583,020)	(4,958,682)
Steward Values Enhanced International Fund	234,059,657	42,619,769	(7,055,930)	35,563,839
Steward Values Enhanced Large Cap Fund	204,162,674	117,491,504	(11,094,550)	106,396,954
Steward Values Enhanced Small-Mid Cap Fund	154,559,968	39,269,731	(23,354,393)	15,915,338
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.  Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards (‘‘CLCFs’’) and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
CLCFs are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of CLCFs actually available for the Funds to utilize. The ability to utilize CLCFs in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
As of the end of the fiscal year ended April 30, 2025, the Funds had CLCFs as summarized in the table below. To the extent that these CLCFs are used to offset future capital gains, it is anticipated that the capital gains so offset will not be distributed to each applicable Fund's shareholders. CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Covered Call Income Fund	$—	$—	$—
Steward Equity Market Neutral Fund	3,722,939	—	3,722,939
Steward Global Equity Income Fund	—	—	—
Steward Large Cap Core Fund	—	—	—
Steward Large Cap Growth Fund	—	—	—
Steward Large Cap Value Fund	—	—	—
Steward Select Bond Fund	56,771	6,187,902	6,244,673
Steward Values Enhanced International Fund	—	—	—
Steward Values Enhanced Large Cap Fund	—	—	—
Steward Values Enhanced Small-Mid Cap Fund	—	—	—
Note 7
— Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, Assemblies of God Financial Services Group DBA AGFinancial, the parent company of Crossmark Global Holdings, through its subsidiary, Steward Financial Holdings, Inc., had effective voting control over SFI and each of the Funds. In addition, as of October 31, 2025, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership. The percentages below include shares over which Assemblies of God Financial Services Group DBA AGFinancial has voting control.

		Percent Owned
Steward Covered Call Income Fund	MSCS Financial Services, LLC	36%

Steward Equity Market Neutral Fund	MSCS Financial Services, LLC	33%

Steward Global Equity Income Fund	National Financial Services LLC	32%

Steward Large Cap Core Fund	MSCS Financial Services, LLC	43%

Steward Large Cap Growth Fund	MSCS Financial Services, LLC	42%
Steward Large Cap Growth Fund	Charles Schwab & Co., Inc.	25%

Steward Large Cap Value Fund	MSCS Financial Services, LLC	41%
Steward Large Cap Value Fund	National Financial Services LLC	27%

Steward Select Bond Fund	MSCS Financial Services, LLC	55%
Steward Select Bond Fund	National Financial Services LLC	31%

Steward Values Enhanced International Fund	MSCS Financial Services, LLC	40%
Steward Values Enhanced International Fund	National Financial Services LLC	31%

Steward Values Enhanced Large Cap Fund	MSCS Financial Services, LLC	45%
Steward Values Enhanced Large Cap Fund	National Financial Services LLC	32%

Steward Values Enhanced Small-Mid Cap Fund	MSCS Financial Services, LLC	27%
Steward Values Enhanced Small-Mid Cap Fund	National Financial Services LLC	30%

Note 8
— Commitments and Contingencies

Under the Funds' organizational documents, the Funds' current and former officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds' maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.
Note 9
 — Segment Reporting:

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (‘‘ASU 2023-07’’). Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows.  The Adviser acts as the Funds' chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund's porfolio manager(s).
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Financial Statements. The Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Note 10— New Accounting Pronouncement:
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and early adoption is permitted. Fund Management does not believe there will be any material impact on the Funds’ financial statements.

Other Information (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

The Board of Directors (the “Board”) of Steward Funds, Inc. (“SFI”), including the Independent Directors, approved the renewal of the Investment Advisory Agreement (the “Agreement”) with Crossmark Global Investments, Inc. (the “Adviser” and together with its affiliates, “Crossmark”), on behalf of the following series of SFI (each a “Fund” and collectively, the “Funds”):
Steward Covered Call Income Fund
Steward Equity Market Neutral Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund (now known as Steward Values Enhanced International Fund)
Steward Large Cap Core Fund
Steward Large Cap Growth Fund
Steward Large Cap Value Fund
Steward Select Bond Fund
Steward Values Enhanced Large Cap Fund
Steward Values Enhanced Small-Mid Cap Fund
The Board approved the renewal of the Agreement for each Fund at a meeting held on May 21, 2025 (the “Meeting”). The Board determined for each Fund that the renewal of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided by the Adviser and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In advance of and during the Meeting, the Board, including the Independent Directors, reviewed materials provided by the Adviser that, among other things, outlined: the investment advisory, administration, compliance and other services provided by the Adviser to each Fund (including the relevant personnel responsible for these services and their experience); performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds (the “Performance Group”) and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source; the advisory fee rate schedule payable by each Fund as compared to fees payable by a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge, and as compared to fees charged to other clients managed by the Adviser; the expense ratios compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses incurred in providing services to each Fund and the potential for the Adviser to realize economies of scale, if any; profitability and other financial data for Crossmark; and any other benefits to Crossmark from the Adviser’s relationship with the Funds.
In considering the renewal of the Agreement for each Fund, the Independent Directors met with counsel to the Independent Directors independent of management and of the interested Director to review and discuss the materials received from the Adviser. The Board asked questions and applied its business judgment to determine whether the arrangement between SFI and the Adviser continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided and all considered with respect to the Agreement, the Board had received sufficient information to renew the Agreement for each Fund. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Adviser manages the Fund and knowing the Fund’s advisory fee rate and other expenses.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Adviser to each Fund under the Agreement. The Board considered that the Adviser is responsible for investment advice, portfolio management, including the implementation of each Fund’s values-based screening policies, and brokerage allocation, among other services under the Agreement. The Board also noted that the Adviser provides administration and compliance services, including maintaining the Funds’ compliance program, under a separate Administration Agreement. The Board considered the background and experience of the Adviser’s employees responsible for providing the investment advisory, values-based screening, administration, legal, compliance and other services to the Funds.
At the Meeting, the Board discussed each Fund’s performance. The Board noted that, at each quarterly Board meeting, it receives performance reporting for each Fund from the Adviser and also meets with senior personnel from the Adviser’s investment management team to discuss each Fund’s performance. The Board considered each Fund’s investment performance over the one-,

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

three-, five- and ten-year periods ended February 28, 2025, as applicable, and considered each Fund’s performance compared to the performance of relevant benchmark index(es) and its Performance Group and Performance Universe. The Board took into account that the Adviser, in implementing the Funds’ investment strategies, applies the Funds’ values-based screens and considered that it receives information from the Adviser throughout the year regarding the impact of the values-based screens on the Funds’ performance. In addition, the Board considered the Adviser’s discussion of instances of relative outperformance and underperformance.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to each Fund by the Adviser under the Agreement have been and are expected to remain satisfactory and that the Adviser has managed each Fund consistent with its investment objective, policies and restrictions.
Fees and Expenses. The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Groups. The Board noted that, with respect to comparing each Fund’s advisory fee rate under the Agreement to the advisory fee rates of the peer funds in its Expense Group, Broadridge included the fee rate for administration and compliance services provided under the Administration Agreement in the advisory fee rate for each Fund. Based on the information provided, the Board noted that each Fund’s advisory fee rate was within a reasonable range of its Expense Group median.  With respect to the Expense Groups, the Board, at the Meeting, discussed with the Adviser limitations in creating peer groups for the Funds and considered alternative peer groups for the Funds provided by the Adviser for purposes of fee and expense comparisons. The Board also considered information provided by the Adviser regarding fee rates charged to other Adviser clients, managed through different structures and forms but with similar investment objectives and policies as the Funds, noting the Adviser’s discussion of the differences in services and asset flows, as well as legal, compliance and operational resources and risks, associated with sponsoring and managing the Funds as compared to such other clients, among other differences identified by the Adviser that limit the comparability of the fees charged to such other clients. For each of Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund and Steward Large Cap Value Fund, the Board considered that the Adviser had contractually agreed to waive fees and/or reimburse expenses through at least August 31, 2026 to limit total annual operating expenses for the Fund, subject to the ability to recapture previously waived fees and/or reimbursed expenses under certain circumstances for a three-year period. Based on the information provided and all considered, the Board concluded that the advisory fee rate schedule for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser to each Fund under the Agreement.
Profitability.  The Board received the financial statements of Crossmark and information regarding the estimated profitability to Crossmark under the Agreement for each Fund. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided and all considered, the Adviser’s profitability level for the Funds was not unreasonable.
Economies of Scale. The Board considered whether there are any potential economies of scale with respect to the management of each Fund under the Agreement and whether each Fund may benefit from any economies of scale under the Agreement. The Board noted the Adviser’s statement that it anticipates its expenses will increase during the next twelve months as it seeks to hire additional personnel. The Board noted that each Fund’s advisory fee rate schedule includes breakpoints that offer reasonable economies of scale that may benefit the Fund if and as assets grow. Based upon the information provided and all considered, the Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may exist in the management of the Fund at current asset levels and reasonably foreseeable future asset levels.
Other Benefits to the Adviser and Its Affiliates. The Board considered the character and amount of other benefits, incidental or otherwise, received by Crossmark as a result of the Adviser’s relationship with the Funds. The Board noted that Crossmark Distributors, Inc. (“Crossmark Distributors”), an affiliate of the Adviser, serves as SFI’s principal underwriter and distributor. The Board also noted that, under the Administration Agreement, the Adviser provides administration and compliance services to the Funds. The Board considered payments under the Funds’ Rule 12b-1 plan to Crossmark Distributors for distribution services as well as payments to the Adviser for administration and compliance services under the Administration Agreement. In addition, the Board considered benefits to the Adviser related to any applicable shared services and related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker-dealers. The Board considered these other benefits in reaching its conclusion that each Fund’s advisory fee rate schedule under the Agreement is reasonable.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Conclusion. Based upon the information provided and all considered and the conclusions reached, the Board, including the Independent Directors, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that continuation of the Agreement for each Fund is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

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crossmarkglobal.com

Steward Funds

Semi-Annual Report

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Values Enhanced International Fund Steward Values Enhanced Large Cap Fund Steward Values Enhanced Small-Mid Cap Fund

S T E W A R D F U N D S

Distributed by:

Crossmark Distributors, Inc.

15375 Memorial Dr, Suite 200 Houston, TX 77079 888-845-6910 stewardfunds@crossmarkglobal.com

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Not applicable.

(a)(3) Certification for the principal executive and principal financial officers of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Steward Funds, Inc.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: December 30, 2025

By: /s/ Sheri Steward Morris
Sheri Steward Morris
Treasurer
(Principal Financial Officer)

Date: December 30, 2025